                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07751

                             Nuveen Multistate Trust IV
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                      Date of fiscal year end:  May 31st
                                               ----------

                      Date of reporting period: November 30th, 2003
                                                -------------------

Form N-CSR is to be use by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------


Nuveen Investments Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Semiannual Report dated November
                                               30, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund


[LOGO] Nuveen Investments

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                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income. For more specific information about the performance of your Fund, please see the Portfolio Managers' Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 15, 2004

[PHOTO]

Timothy R. Schwertfeger

                              "No one knows what
                            the future will bring,
                             which is why we think
                         a well-balanced portfolio...
                                is an important
                            component in achieving
                                your long-term
                               financial goals."



                          Semiannual Report l Page 1

Portfolio Managers' Comments

Portfolio managers Scott Romans and Dan Solender examine economic and market conditions, key investment strategies, and the performance of the Nuveen Kansas, Kentucky, Michigan, Missouri, Ohio, and Wisconsin Municipal Bond Funds. Scott, who has over three years of investment experience, assumed primary management responsibility for the Kansas, Missouri, and Wisconsin Funds in 2003. Dan, with 16 years of investment experience, began managing the Kentucky, Michigan, and Ohio Funds in 2003.

--------------------------------------------------------------------------------


What factors had the greatest influence on the U.S. economy and the municipal market during the six-month reporting period ended November 30, 2003?

When the period began, inflation remained under control while the economy continued to turn in sluggish growth. In June, the Federal Reserve Board cut its target interest rate yet again, this time to one percent, the lowest level for the Fed Funds rate in 45 years. Beginning in late October, however, it became clear that the economy turned a corner, at least temporarily, during the third quarter of 2003. In July, August, and September, the gross domestic product (GDP) grew at an 8.2% annual rate. This was more than double the GDP's second-quarter performance, and the strongest growth achieved since 1984. Along with a major tax cut that put spending money in consumers' pockets, the continued low interest rate environment contributed to the economy's rapid expansion and the steady upward movement of the stock market.

Although recent signs pointed to a mending economy, states and municipalities around the country continued to face budget deficits and other financial challenges. To meet these challenges, they issued a record amount of debt. For the first 11 months of 2003, municipal bond issuance nationwide surpassed $347 billion, a five percent increase over the same period in the prior year.

Much of that new supply came to market in early 2003, when long-term municipal interest rates were at their lowest. Issuance slowed as bond yields began rising in mid-summer. However, with yields still low by historical standards, a steady stream of new debt continued to come to market, satisfying the healthy appetite for municipal securities during the period.

Among the six states discussed in this report, four saw an increase in municipal bond supply during 2003 (through November). Issuance in Kentucky, Michigan, Missouri, and Ohio rose 29%, 4%, 3%, and 13%, respectively. Kansas's issuance fell 28% compared to the same time period in 2002, while Wisconsin's fell 37 percent.

Kansas' economy, heavily dependent on aircraft manufacturing, continued to face challenges during the past six months. These challenges have had a negative effect on the state's tax-revenue collections. Once possessing a healthy balance sheet, the state ended its 2003 fiscal year with a general fund balance of just $100 million. While unemployment remained below the national average, the state has created few new jobs in recent years. As of the end of November, Kansas maintained credit ratings of Aa1 from Moody's and AA+ from Standard & Poor's, both of whom had a "negative" outlook for the state.

Kentucky earned credit ratings of Aa2 and AA- from Moody's and Standard & Poor's, respectively, reflecting an ongoing fiscal crisis and the absence of a long-term plan to balance the state's budget. Kentucky's economy remained sluggish, though we believed it was likely to improve in line with the U.S. economy. The state's unemployment rate was 5.5% at the end of November 2003, up slightly from the prior year but remaining below the national average of 5.9 percent.

Michigan, though possessing a AAA credit rating from Standard & Poor's, was downgraded to Aa1 by Moody's late in the period because of ongoing shortfalls in tax revenues and declining manufacturing activity. Michigan's economy remained sluggish during the period and trailed the national recovery,

--------------------------------------------------------------------------------

The views expressed reflect those of the portfolio managers and are subject to change at any time, based on market and other conditions.


                          Semiannual Report l Page 2

Class A Shares--
One-Year Total Returns as of 11/30/03

--------------------------------------------------------------------------------

                 Nuveen Kansas Municipal Bond Fund/1/     6.03%
                 Lipper Kansas Municipal Debt Funds
                   category average/2/                    5.03%
                 Lehman Brothers Municipal Bond Index/3/  6.65%
                 ----------------------------------------------

                 Nuveen Kentucky Municipal Bond Fund/1/   6.98%
                 Lipper Kentucky Municipal Debt Funds
                   category average/2/                    5.75%
                 Lehman Brothers Municipal Bond Index/3/  6.65%
                 ----------------------------------------------

                 Nuveen Michigan Municipal Bond Fund/1/   5.85%
                 Lipper Michigan Municipal Debt Funds
                   category average/2/                    5.63%
                 Lehman Brothers Municipal Bond Index/3/  6.65%
                 ----------------------------------------------

                 Nuveen Missouri Municipal Bond Fund/1/   6.73%
                 Lipper Missouri Municipal Debt Funds
                   category average/2/                    6.00%
                 Lehman Brothers Municipal Bond Index/3/  6.65%
                 ----------------------------------------------

                 Nuveen Ohio Municipal Bond Fund/1/       7.24%
                 Lipper Ohio Municipal Debt Funds
                   category average/2/                    6.14%
                 Lehman Brothers Municipal Bond Index/3/  6.65%
                 ----------------------------------------------

                 Nuveen Wisconsin Municipal Bond Fund/1/  6.50%
                 Lipper Other States Municipal Debt Funds
                   category average/2/                    5.32%
                 Lehman Brothers Municipal Bond Index/3/  6.65%
                 ----------------------------------------------

due in part to inefficiencies in the state's automobile industry. Michigan unemployment was 7.0% in November 2003, well above the national average and 0.9% higher than in the prior year.

At period end, Missouri maintained credit ratings of Aaa and AAA from Moody's and Standard & Poor's, respectively, reflecting the state's solid financial position. Missouri's economy remained in recession, however, partly due to continued job losses in construction and wholesale trade as well as a continuing decline in manufacturing. Despite those difficulties, the state's unemployment rate fell to 5.0% in November, below its June peak of 5.7 percent. Tax revenues continued to lag expectations, though the state benefited from having relatively low debt levels and a solid reserve fund providing financial flexibility.

Ohio's economy remained heavily dependent on a declining manufacturing base and had difficulty attracting technology and other high-growth employers, though healthcare remained a source of economic expansion. The state's economy has grown at a 1.7% rate in 2003 (through November) and is expected to benefit from a recovering national economy. Ohio managed to close its 2004 budget gap through a temporary increase in the state's sales tax. After several years of low tax collections, however, the state's reserve fund fell to just $181 million, down from $1 billion two years ago. At the end of the period, Ohio's general obligation debt was rated Aa1 by Moody's and AA+ by Standard & Poor's.

Wisconsin's economy struggled as its traditional manufacturing sector continued to weaken and retail and service businesses encountered difficulties. The state faced substantial fiscal challenges, due to declines in corporate and personal income-tax collections and a lack of financial reserves. The state's unemployment rate was 5.0% as of the end of November, a 0.6% decline from the prior year and 0.9% below the national average. On November 30, Moody's maintained a Aa3 credit rating with a negative outlook on Wisconsin's general obligation debt. Standard & Poor's maintained a AA- credit rating with a stable outlook.

How did the Funds perform during the 12 months ended November 30, 2003?

The accompanying chart provides performance information for the six Nuveen Investments Funds discussed in this report (Class A shares at net asset value) for the 12 months ended November 30, 2003. The chart also compares the Funds' performance to


1Performance figures are for Class A shares at net asset value as of November
 30, 2003. Current performance may be more or less than the performance shown. 2For each state, the Lipper peer category averages shown represents the average annualized total return for all reporting funds for the year ended November 30, 2003. As of that date, the Lipper peer categories included 11 Kansas funds, 17 Kentucky funds, 39 Michigan funds, 21 Missouri funds, 43 Ohio funds and 63 Other States funds. All returns assume reinvestment of dividends and do not reflect any sales charges.
3The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                          Semiannual Report l Page 3
that of their peers (as measured by their respective Lipper peer category average) and to the national municipal bond market (as measured by the Lehman Brothers Municipal Bond Index). The total return of all six Funds outperformed their Lipper peer category averages during the past 12 months. In addition, the returns of the Kentucky, Missouri, and Ohio Funds outperformed the Lehman Index, while the Kansas, Michigan and Wisconsin Funds underperformed this national benchmark to varying degrees.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII which will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of November 30, 2003, the Nuveen Michigan and Ohio Municipal Bond Funds had positive UNII, while Nuveen Kansas, Kentucky, Missouri and Wisconsin Municipal Bond Funds had negative UNII.

What strategies were used to manage these Funds during the six-months ended November 30, 2003 and how did these strategies influence performance over this period?

For each of the six Funds, we continued to follow the same disciplined, research-driven investment approach that we use for every Nuveen Investments fixed-income fund. We identified the long-intermediate part of the yield curve, bonds maturing in approximately 15 to 25 years, as a source of potential value. Thus, when making new purchases for the Funds, we tended to favor tax-free securities in this maturity range. That said, we tended to limit our trading activity during the past six months. With interest rates continuing to be historically low, we believed that our shareholders were best served by maintaining many of the Funds' existing holdings.

Even as we followed these strategies, the management of each Fund also reflected the unique characteristics of each state. The following is a portfolio-by-portfolio summary of our management approaches during the past six months.

Kansas

Supply of new Kansas bonds is traditionally limited and was especially so during the past six months. When we were unable to identify attractive in-state investment opportunities, we looked instead to U.S. territorial bonds, such as those issued by Puerto Rico and the U.S. Virgin Islands, which made up approximately 18% of the Fund's portfolio and are fully tax-exempt in Kansas and all 49 other states. We were generally comfortable with the portfolio's structure during the past six months and made only modest changes. For example, we looked to enhance the Fund's credit quality by increasing its weighting in AAA-rated or U.S. Guaranteed municipal securities, from 53% of the portfolio on May 31 to 58% on November 30. We kept our eyes open for other ways to improve credit quality, a process that was ongoing as the reporting period came to a close, though the limited issuance of new Kansas paper slowed our efforts.

Kentucky

As with the other Funds, new purchases were made with an eye toward capturing the value we believed could be found in the long-intermediate part of the yield curve. The Fund benefited from its weighting in BBB-rated securities, 17% of the portfolio on November 30, as lower-rated securities outperformed during this period of economic recovery. At the same time, we sought to upgrade the Fund's credit quality during the period, with our position in AAA-rated or U.S. Guaranteed paper rising from 55% to 57% between the end of May and the end of November. Changes to the portfolio were modest during the past six months, though we did face a handful of bond calls from some of our holdings in the housing sector.


                          Semiannual Report l Page 4

Some of the proceeds from these calls were reinvested in tax-obligation/limited bonds, which grew from 22% to 26% of the portfolio.

Michigan

Trading activity was modest in the Nuveen Michigan Municipal Bond Fund during the past six months. This Fund's credit quality was very strong, with 74% of the portfolio invested in bonds rated AAA or U.S. Guaranteed, the highest rating from S&P. Just 15% of the Fund, by contrast, was invested in BBB, BB or lower, or non-rated securities. The Fund's duration remained relatively consistent during the past six months, indicating a stable level of sensitivity to interest-rate changes. At period end, approximately 22% of the Fund's portfolio was invested in the U.S. Guaranteed sector, reflecting a large exposure to pre-refunded bonds. Because the pre-refunded bonds generally are backed by federal government securities placed in escrow, these bonds tend to have very limited volatility.

Missouri

We were relatively comfortable with the Fund's structure and thus made few changes to the portfolio during the past six months. Portfolio duration remained relatively steady, as we believed the Fund maintained a manageable amount of interest-rate risk.

Ohio

The Ohio Fund's duration decreased modestly during the past six months, reflecting a decision to sell some of our longer-dated holdings whose characteristics were no longer meeting our investment criteria. To replace the bonds we sold, we looked for new opportunities with 15- to 20-year maturity dates, representing the area of the yield curve that we believed offered the best value potential. We also kept our eyes open for attractive BBB-rated securities. During the past six months, the Fund's BBB weighting grew from 6% to 11% of the portfolio.

Wisconsin

Supply of fully tax-free Wisconsin municipal bonds tends to be very limited. To keep the Fund fully invested, we invested in securities issued by Puerto Rico and other U.S. territories, which are fully tax exempt in all 50 states. Within Wisconsin, the Fund also held industrial revenue bonds backed by Georgia-Pacific, a forest-products company with substantial operations in Green Bay.


                          Semiannual Report l Page 5

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03                Nuveen Kansas Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.44   $10.37   $10.46   $10.49
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0375  $0.0310  $0.0330  $0.0395
         --------------------------------------------------------------
         Inception Date              1/09/92  2/19/97  2/11/97  2/25/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          6.03%   1.59%
                  ----------------------------------------------
                  5-Year                          4.41%   3.52%
                  ----------------------------------------------
                  10-Year                         5.11%   4.66%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          5.28%   1.28%
                  ----------------------------------------------
                  5-Year                          3.64%   3.47%
                  ----------------------------------------------
                  10-Year                         4.49%   4.49%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.48%
                  ----------------------------------------------
                  5-Year                          3.85%
                  ----------------------------------------------
                  10-Year                         4.63%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.24%
                  ----------------------------------------------
                  5-Year                          4.62%
                  ----------------------------------------------
                  10-Year                         5.31%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.31%   4.13%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.70%   3.54%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.48%   5.24%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.59%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.12%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.62%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.79%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.31%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.90%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.52%
                  ----------------------------------------------
                  SEC 30-Day Yield                4.06%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     6.01%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              4.39%         0.01%
                            ----------------------------------------------
                            5-Year              4.56%         3.66%
                            ----------------------------------------------
                            10-Year             4.96%         4.52%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              3.64%        -0.35%
                            ----------------------------------------------
                            5-Year              3.77%         3.60%
                            ----------------------------------------------
                            10-Year             4.34%         4.34%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              3.85%
                            ----------------------------------------------
                            5-Year              3.98%
                            ----------------------------------------------
                            10-Year             4.48%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              4.61%
                            ----------------------------------------------
                            5-Year              4.75%
                            ----------------------------------------------
                            10-Year             5.16%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     58%
AA                      14%
A                       12%
BBB                      8%
NR                       7%
BB or Lower              1%

                  Top Five Sectors/5/
                  Tax Obligation/Limited                  24%
                  -------------------------------------------
                  Healthcare                              19%
                  -------------------------------------------
                  Tax Obligation/General                  17%
                  -------------------------------------------
                  U.S. Guaranteed                         11%
                  -------------------------------------------
                  Water and Sewer                          7%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $137,382
                  -------------------------------------------
                  Average Effective Maturity (Years)    17.37
                  -------------------------------------------
                  Average Duration                       7.28
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 6

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03              Nuveen Kentucky Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.17   $11.18   $11.16   $11.16
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0425  $0.0355  $0.0375  $0.0440
         --------------------------------------------------------------
         Inception Date              5/04/87  2/05/97 10/04/93  2/07/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          6.98%   2.49%
                  ----------------------------------------------
                  5-Year                          4.63%   3.74%
                  ----------------------------------------------
                  10-Year                         5.37%   4.92%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          6.27%   2.27%
                  ----------------------------------------------
                  5-Year                          3.87%   3.71%
                  ----------------------------------------------
                  10-Year                         4.81%   4.81%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.41%
                  ----------------------------------------------
                  5-Year                          4.06%
                  ----------------------------------------------
                  10-Year                         4.79%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          7.26%
                  ----------------------------------------------
                  5-Year                          4.85%
                  ----------------------------------------------
                  10-Year                         5.50%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.57%   4.38%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.41%   3.27%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.05%   4.84%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.81%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.84%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.21%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.03%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.03%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.49%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.73%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.76%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.57%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              5.91%         1.44%
                            ----------------------------------------------
                            5-Year              4.81%         3.91%
                            ----------------------------------------------
                            10-Year             5.28%         4.83%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              5.21%         1.21%
                            ----------------------------------------------
                            5-Year              4.04%         3.88%
                            ----------------------------------------------
                            10-Year             4.72%         4.72%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              5.35%
                            ----------------------------------------------
                            5-Year              4.24%
                            ----------------------------------------------
                            10-Year             4.70%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              6.19%
                            ----------------------------------------------
                            5-Year              5.02%
                            ----------------------------------------------
                            10-Year             5.41%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     57%
AA                      11%
A                       11%
BBB                     17%
NR                       3%
BB or Lower              1%

                  Top Five Sectors/5/
                  Tax Obligation/Limited                  26%
                  -------------------------------------------
                  Healthcare                              12%
                  -------------------------------------------
                  U.S. Guaranteed                         11%
                  -------------------------------------------
                  Water and Sewer                          9%
                  -------------------------------------------
                  Utilities                                9%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $495,152
                  -------------------------------------------
                  Average Effective Maturity (Years)    17.77
                  -------------------------------------------
                  Average Duration                       6.06
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 7

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03              Nuveen Michigan Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.83   $11.85   $11.81   $11.83
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0455  $0.0380  $0.0400  $0.0475
         --------------------------------------------------------------
         Inception Date              6/27/85  2/03/97  6/22/93  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          5.85%   1.44%
                  ----------------------------------------------
                  5-Year                          4.70%   3.82%
                  ----------------------------------------------
                  10-Year                         5.37%   4.92%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          5.13%   1.13%
                  ----------------------------------------------
                  5-Year                          3.91%   3.74%
                  ----------------------------------------------
                  10-Year                         4.81%   4.81%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          5.27%
                  ----------------------------------------------
                  5-Year                          4.11%
                  ----------------------------------------------
                  10-Year                         4.80%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.06%
                  ----------------------------------------------
                  5-Year                          4.90%
                  ----------------------------------------------
                  10-Year                         5.51%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.62%   4.43%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.30%   3.16%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.78%   4.68%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.85%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.70%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     3.91%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.06%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.90%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.20%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.82%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.64%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.28%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              3.98%        -0.37%
                            ----------------------------------------------
                            5-Year              4.77%         3.87%
                            ----------------------------------------------
                            10-Year             5.23%         4.78%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              3.19%        -0.74%
                            ----------------------------------------------
                            5-Year              3.99%         3.82%
                            ----------------------------------------------
                            10-Year             4.68%         4.68%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              3.41%
                            ----------------------------------------------
                            5-Year              4.20%
                            ----------------------------------------------
                            10-Year             4.66%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              4.19%
                            ----------------------------------------------
                            5-Year              4.96%
                            ----------------------------------------------
                            10-Year             5.37%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed            74%
AA                              5%
A                               6%
BBB                             8%
NR                              2%
BB or Lower                     5%

                  Top Five Sectors/5/
                  Tax Obligation/General                  24%
                  -------------------------------------------
                  U.S. Guaranteed                         22%
                  -------------------------------------------
                  Healthcare                              15%
                  -------------------------------------------
                  Tax Obligation/Limited                  14%
                  -------------------------------------------
                  Utilities                                6%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $267,312
                  -------------------------------------------
                  Average Effective Maturity (Years)    15.64
                  -------------------------------------------
                  Average Duration                       5.93
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.0%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 8

  Fund Spotlight as of 11/30/03              Nuveen Missouri Municipal Bond Fund

================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.05   $11.05   $11.04   $11.06
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0400  $0.0330  $0.0350  $0.0415
         --------------------------------------------------------------
         Inception Date              8/03/87  2/06/97  2/02/94  2/19/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          6.73%   2.20%
                  ----------------------------------------------
                  5-Year                          4.61%   3.71%
                  ----------------------------------------------
                  10-Year                         5.29%   4.83%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          5.82%   1.82%
                  ----------------------------------------------
                  5-Year                          3.83%   3.66%
                  ----------------------------------------------
                  10-Year                         4.73%   4.73%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.04%
                  ----------------------------------------------
                  5-Year                          4.03%
                  ----------------------------------------------
                  10-Year                         4.70%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.89%
                  ----------------------------------------------
                  5-Year                          4.81%
                  ----------------------------------------------
                  10-Year                         5.43%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.34%   4.16%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.83%   3.67%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.67%   5.44%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.58%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.27%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.84%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.80%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.47%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.14%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.50%
                  ----------------------------------------------
                  SEC 30-Day Yield                4.19%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     6.21%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              5.23%         0.85%
                            ----------------------------------------------
                            5-Year              4.73%         3.83%
                            ----------------------------------------------
                            10-Year             5.16%         4.71%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              4.44%         0.44%
                            ----------------------------------------------
                            5-Year              3.94%         3.77%
                            ----------------------------------------------
                            10-Year             4.59%         4.59%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              4.65%
                            ----------------------------------------------
                            5-Year              4.15%
                            ----------------------------------------------
                            10-Year             4.57%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              5.40%
                            ----------------------------------------------
                            5-Year              4.93%
                            ----------------------------------------------
                            10-Year             5.30%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     54%
AA                      14%
A                        9%
BBB                      6%
NR                      16%
BB or Lower              1%

                  Top Five Sectors/5/
                  Tax Obligation/Limited                  18%
                  -------------------------------------------
                  Education and Civic Organizations       11%
                  -------------------------------------------
                  Housing/Multifamily                     11%
                  -------------------------------------------
                  Long-Term Care                          10%
                  -------------------------------------------
                  Transportation                          10%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $267,076
                  -------------------------------------------
                  Average Effective Maturity (Years)    18.84
                  -------------------------------------------
                  Average Duration                       6.52
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 9

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03                  Nuveen Ohio Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.51   $11.50   $11.49   $11.50
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0450  $0.0380  $0.0400  $0.0470
         --------------------------------------------------------------
         Inception Date              6/27/85  2/03/97  8/03/93  2/03/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          7.24%   2.77%
                  ----------------------------------------------
                  5-Year                          4.59%   3.70%
                  ----------------------------------------------
                  10-Year                         5.17%   4.71%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          6.56%   2.56%
                  ----------------------------------------------
                  5-Year                          3.83%   3.66%
                  ----------------------------------------------
                  10-Year                         4.61%   4.61%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.70%
                  ----------------------------------------------
                  5-Year                          4.02%
                  ----------------------------------------------
                  10-Year                         4.59%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          7.47%
                  ----------------------------------------------
                  5-Year                          4.80%
                  ----------------------------------------------
                  10-Year                         5.31%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.69%   4.49%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.50%   3.35%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.22%   5.00%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.97%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.91%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.34%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.18%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.11%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.64%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.90%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.86%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.76%
                  ----------------------------------------------

                            Average Annual Total Returns as of 12/31/03/2/
                            A Shares              NAV         Offer
                            ----------------------------------------------
                            1-Year              5.64%         1.23%
                            ----------------------------------------------
                            5-Year              4.74%         3.84%
                            ----------------------------------------------
                            10-Year             5.09%         4.64%
                            ----------------------------------------------
                            B Shares         w/o CDSC        w/CDSC
                            ----------------------------------------------
                            1-Year              4.97%         0.97%
                            ----------------------------------------------
                            5-Year              3.96%         3.79%
                            ----------------------------------------------
                            10-Year             4.53%         4.53%
                            ----------------------------------------------
                            C Shares              NAV
                            ----------------------------------------------
                            1-Year              5.10%
                            ----------------------------------------------
                            5-Year              4.17%
                            ----------------------------------------------
                            10-Year             4.52%
                            ----------------------------------------------
                            R Shares              NAV
                            ----------------------------------------------
                            1-Year              5.87%
                            ----------------------------------------------
                            5-Year              4.95%
                            ----------------------------------------------
                            10-Year             5.24%
                            ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     60%
AA                      17%
A                        6%
BBB                     11%
NR                       5%
BB or Lower              1%

                  Top Five Sectors/5/
                  Tax Obligation/General                  23%
                  -------------------------------------------
                  Healthcare                              17%
                  -------------------------------------------
                  U.S. Guaranteed                         12%
                  -------------------------------------------
                  Utilities                               10%
                  -------------------------------------------
                  Tax Obligation/Limited                   8%
                  -------------------------------------------

                  Portfolio Statistics
                  Net Assets ($000)                  $587,200
                  -------------------------------------------
                  Average Effective Maturity (Years)    16.92
                  -------------------------------------------
                  Average Duration                       6.38
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33.0%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 10

--------------------------------------------------------------------------------
  Fund Spotlight as of 11/30/03             Nuveen Wisconsin Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $10.41   $10.44   $10.44   $10.46
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0360  $0.0300  $0.0315  $0.0380
         --------------------------------------------------------------
         Inception Date              6/01/94  2/25/97  2/25/97  2/25/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 11/30/03/2/
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  1-Year                          6.50%   2.00%
                  ----------------------------------------------
                  5-Year                          4.52%   3.62%
                  ----------------------------------------------
                  Since Inception                 5.74%   5.26%
                  ----------------------------------------------
                  B Shares                     w/o CDSC  w/CDSC
                  ----------------------------------------------
                  1-Year                          5.75%   1.75%
                  ----------------------------------------------
                  5-Year                          3.75%   3.58%
                  ----------------------------------------------
                  Since Inception                 5.17%   5.17%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.04%
                  ----------------------------------------------
                  5-Year                          3.97%
                  ----------------------------------------------
                  Since Inception                 5.25%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  1-Year                          6.82%
                  ----------------------------------------------
                  5-Year                          4.76%
                  ----------------------------------------------
                  Since Inception                 5.93%
                  ----------------------------------------------
                  Tax-Free Yields
                  A Shares                          NAV   Offer
                  ----------------------------------------------
                  Market Yield/3/                 4.15%   3.98%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.17%   3.04%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.73%   4.50%
                  ----------------------------------------------
                  B Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.45%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.57%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     3.84%
                  ----------------------------------------------
                  C Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 3.62%
                  ----------------------------------------------
                  SEC 30-Day Yield                2.77%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     4.13%
                  ----------------------------------------------
                  R Shares                          NAV
                  ----------------------------------------------
                  Market Yield/3/                 4.36%
                  ----------------------------------------------
                  SEC 30-Day Yield                3.51%
                  ----------------------------------------------
                  Taxable-Equivalent Yield/4/     5.24%
                  ----------------------------------------------

                        Average Annual Total Returns as of 12/31/03/2/
                        A Shares                  NAV       Offer
                        ----------------------------------------------
                        1-Year                  4.65%       0.22%
                        ----------------------------------------------
                        5-Year                  4.67%       3.77%
                        ----------------------------------------------
                        Since Inception         5.77%       5.29%
                        ----------------------------------------------
                        B Shares             w/o CDSC      w/CDSC
                        ----------------------------------------------
                        1-Year                  3.82%      -0.18%
                        ----------------------------------------------
                        5-Year                  3.89%       3.71%
                        ----------------------------------------------
                        Since Inception         5.20%       5.20%
                        ----------------------------------------------
                        C Shares                  NAV
                        ----------------------------------------------
                        1-Year                  4.10%
                        ----------------------------------------------
                        5-Year                  4.10%
                        ----------------------------------------------
                        Since Inception         5.27%
                        ----------------------------------------------
                        R Shares                  NAV
                        ----------------------------------------------
                        1-Year                  4.87%
                        ----------------------------------------------
                        5-Year                  4.88%
                        ----------------------------------------------
                        Since Inception         5.95%
                        ----------------------------------------------
Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed     50%
AA                      15%
A                       13%
BBB                      5%
NR                      14%
BB or Lower              3%

                   Top Five Sectors/5/
                   Tax Obligation/Limited                 48%
                   ------------------------------------------
                   U.S. Guaranteed                        26%
                   ------------------------------------------
                   Housing/Multifamily                    10%
                   ------------------------------------------
                   Education and Civic Organizations       5%
                   ------------------------------------------
                   Healthcare                              5%
                   ------------------------------------------

                   Portfolio Statistics
                   Net Assets ($000)                  $48,658
                   ------------------------------------------
                   Average Effective Maturity (Years)   15.43
                   ------------------------------------------
                   Average Duration                      6.13
                   ------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid December 1, 2003. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield on the Nuveen Investments Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33.0%.
5As a percentage of total holdings as of November 30, 2003. Holdings are subject to change.

                          Semiannual Report l Page 11

Shareholder
               Meeting Report

The annual shareholder meeting was held on July 28, 2003, at the Northern Trust Bank, Chicago, Illinois.


--------------------------------------------------------------------------------

                                                         Nuveen     Nuveen     Nuveen     Nuveen     Nuveen    Nuveen
                                                         Kansas   Kentucky   Michigan   Missouri       Ohio Wisconsin
                                                      Municipal  Municipal  Municipal  Municipal  Municipal Municipal
                                                           Bond       Bond       Bond       Bond       Bond      Bond
Approval of the Board Members was reached as follows:      Fund       Fund       Fund       Fund       Fund      Fund
---------------------------------------------------------------------------------------------------------------------
                William E. Bennett
                  For                                 9,101,016 28,305,194 14,124,759 15,000,022 33,924,548 3,000,797
                  Withhold                              252,179    738,129    467,370    534,993  1,282,461    76,185
---------------------------------------------------------------------------------------------------------------------
                Total                                 9,353,195 29,043,323 14,592,129 15,535,015 35,207,009 3,076,982
---------------------------------------------------------------------------------------------------------------------
                Robert P. Bremner
                  For                                 9,104,986 28,337,488 14,121,845 15,004,274 33,907,788 3,001,377
                  Withhold                              248,209    705,835    470,284    530,741  1,299,221    75,605
---------------------------------------------------------------------------------------------------------------------
                Total                                 9,353,195 29,043,323 14,592,129 15,535,015 35,207,009 3,076,982
---------------------------------------------------------------------------------------------------------------------
                Lawrence H. Brown
                  For                                 9,094,748 28,320,682 14,127,163 15,011,067 33,893,323 2,990,763
                  Withhold                              258,447    722,641    464,966    523,948  1,313,686    86,219
---------------------------------------------------------------------------------------------------------------------
                Total                                 9,353,195 29,043,323 14,592,129 15,535,015 35,207,009 3,076,982
---------------------------------------------------------------------------------------------------------------------
                Jack B. Evans
                  For                                 9,104,986 28,324,212 14,126,173 14,987,720 33,930,533 2,990,183
                  Withhold                              248,209    719,111    465,956    547,295  1,276,476    86,799
---------------------------------------------------------------------------------------------------------------------
                Total                                 9,353,195 29,043,323 14,592,129 15,535,015 35,207,009 3,076,982
---------------------------------------------------------------------------------------------------------------------
                Anne E. Impellizzeri
                  For                                 9,104,986 28,320,271 14,123,934 14,991,645 33,875,594 3,001,377
                  Withhold                              248,209    723,052    468,195    543,370  1,331,415    75,605
---------------------------------------------------------------------------------------------------------------------
                Total                                 9,353,195 29,043,323 14,592,129 15,535,015 35,207,009 3,076,982
---------------------------------------------------------------------------------------------------------------------
                William L. Kissick
                  For                                 9,102,282 28,319,283 14,101,634 14,982,963 33,855,048 3,001,377
                  Withhold                              250,913    724,040    490,495    552,052  1,351,961    75,605
---------------------------------------------------------------------------------------------------------------------
                Total                                 9,353,195 29,043,323 14,592,129 15,535,015 35,207,009 3,076,982
---------------------------------------------------------------------------------------------------------------------
                Thomas E. Leafstrand
                  For                                 9,099,989 28,312,709 14,086,231 14,989,981 33,881,546 2,990,763
                  Withhold                              253,206    730,614    505,898    545,034  1,325,463    86,219
---------------------------------------------------------------------------------------------------------------------
                Total                                 9,353,195 29,043,323 14,592,129 15,535,015 35,207,009 3,076,982
---------------------------------------------------------------------------------------------------------------------
                Peter R. Sawers
                  For                                 9,098,294 28,342,514 14,088,435 14,988,203 33,880,195 2,990,763
                  Withhold                              254,901    700,809    503,694    546,812  1,326,814    86,219
---------------------------------------------------------------------------------------------------------------------
                Total                                 9,353,195 29,043,323 14,592,129 15,535,015 35,207,009 3,076,982
---------------------------------------------------------------------------------------------------------------------
                William J. Schneider
                  For                                 9,104,986 28,356,307 14,122,345 15,013,214 33,935,408 2,990,763
                  Withhold                              248,209    687,016    469,784    521,801  1,271,601    86,219
---------------------------------------------------------------------------------------------------------------------
                Total                                 9,353,195 29,043,323 14,592,129 15,535,015 35,207,009 3,076,982
---------------------------------------------------------------------------------------------------------------------

----
12

----------------------------------------------------------------------------------------------
                                   Nuveen     Nuveen     Nuveen     Nuveen     Nuveen    Nuveen
                                   Kansas   Kentucky   Michigan   Missouri       Ohio Wisconsin
                                Municipal  Municipal  Municipal  Municipal  Municipal Municipal
Approval of the Board Members        Bond       Bond       Bond       Bond       Bond      Bond
was reached as follows:              Fund       Fund       Fund       Fund       Fund      Fund
----------------------------------------------------------------------------------------------
Timothy R. Schwertfeger
 For                            9,102,693 28,335,947 14,126,184 15,004,077 33,929,853 2,989,140
 Withhold                         250,502    707,376    465,945    530,938  1,277,156    87,842
----------------------------------------------------------------------------------------------
Total                           9,353,195 29,043,323 14,592,129 15,535,015 35,207,009 3,076,982
----------------------------------------------------------------------------------------------
Judith M. Stockdale
 For                            9,097,805 28,338,754 14,140,261 14,981,646 33,907,509 3,001,377
 Withhold                         255,390    704,569    451,868    553,369  1,299,500    75,605
----------------------------------------------------------------------------------------------
Total                           9,353,195 29,043,323 14,592,129 15,535,015 35,207,009 3,076,982
----------------------------------------------------------------------------------------------
Sheila W. Wellington
 For                            9,090,271 28,294,020 14,109,636 14,942,758 33,878,394 3,000,797
 Withhold                         262,924    749,303    482,493    592,257  1,328,615    76,185
----------------------------------------------------------------------------------------------
Total                           9,353,195 29,043,323 14,592,129 15,535,015 35,207,009 3,076,982
----------------------------------------------------------------------------------------------
To approve a change to a
 fundamental investment
 restriction with respect to
 lending*
 For                            6,820,885 21,091,412 10,751,193 10,607,964 26,306,311 2,111,334
 Against                          535,916  1,032,077    885,083    692,381  1,706,228    64,524
 Abstain                          472,731  1,433,765    717,141    651,467  1,535,799   175,058
 Broker Non-Vote                2,516,138  6,610,032  2,238,712  3,583,203  5,658,671   726,066
----------------------------------------------------------------------------------------------
Total                          10,345,670 30,167,286 14,592,129 15,535,015 35,207,009 3,076,982
----------------------------------------------------------------------------------------------
To approve a change to a
 fundamental investment
 restriction with respect to
 borrowing*
 For                            6,802,562 20,928,163 10,765,916 10,483,979 26,125,918 2,600,174
 Against                          588,410  1,140,407    911,368    833,197  1,829,579 1,011,949
 Abstain                          438,560  1,488,684    676,133    634,636  1,592,841   197,287
 Broker Non-Vote                2,516,138  6,610,032  2,238,712  3,583,203  5,658,671   558,562
----------------------------------------------------------------------------------------------
Total                          10,345,670 30,167,286 14,592,129 15,535,015 35,207,009 4,367,972
----------------------------------------------------------------------------------------------
To approve a change to a
 fundamental investment
 restriction with respect to
 investing in municipal
 securities*
 For                            6,811,797 21,080,636 10,857,094 10,903,035 26,156,088 2,062,310
 Against                          507,699  1,030,323    783,076  1,099,357  1,775,848   175,491
 Abstain                          510,036  1,446,295    713,247    758,011  1,616,402   113,115
 Broker Non-Vote                2,516,138  6,610,032  2,238,712  3,340,816  5,658,671   726,066
----------------------------------------------------------------------------------------------
Total                          10,345,670 30,167,286 14,592,129 16,101,219 35,207,009 3,076,982
----------------------------------------------------------------------------------------------

* For each Fund, the shareholder meetings were convened on July 28, 2003, but were adjourned to September 10, 2003 for the Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund with respect to the proposals to amend the fundamental policies concerning lending, borrowing and investing up to 5% of the Fund's assets in certain non-municipal securities. At the July 28, 2003 meeting for the Nuveen Michigan Municipal Bond Fund and Nuveen Ohio Municipal Bond, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of July 28, 2003. At the September 10, 2003 reconvened meeting for the Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund, sufficient votes were received on all three proposals and all three proposals passed. The vote totals shown reflect the totals received as of September 10, 2003.

----
13

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND
November 30, 2003

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.2%

    $    320 Wichita Airport Authority, Kansas, Airport          3/04 at 100.00        AA $  324,416
              Facilities Revenue Bonds, Wichita Airport
              Hotel Associates L.P. Project, Series 1992,
              7.000%, 3/01/05 - RAAI Insured
----------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 2.1%

       1,500 Puerto Rico Industrial, Tourist, Educational,       2/09 at 101.00       BBB  1,551,090
              Medical and Environmental Control Facilities
              Financing Authority, Higher Education Revenue
              Bonds, Ana G. Mendez University System Project,
              Series 1999, 5.375%, 2/01/19

         955 Washburn University of Topeka, Kansas, Revenue      7/09 at 100.00       AAA  1,069,724
              Bonds, Series 2001A, 5.500%, 7/01/16 - AMBAC
              Insured

         270 Washburn University of Topeka, Kansas, Revenue      7/09 at 100.00       AAA    302,435
              Bonds, Series 2001B, 5.500%, 7/01/16 - AMBAC
              Insured
----------------------------------------------------------------------------------------------------
             Healthcare - 18.9%

             Coffeyville Public Building Commission, Kansas,
             Healthcare Facilities Revenue Bonds, Coffeyville
             Regional Medical Center, Series 2002:
       1,005  5.000%, 8/01/18 - AMBAC Insured                    8/12 at 100.00       AAA  1,053,572
       1,050  5.000%, 8/01/19 - AMBAC Insured                    8/12 at 100.00       AAA  1,094,573
       1,000  5.000%, 8/01/20 - AMBAC Insured                    8/12 at 100.00       AAA  1,035,880

       4,250 Colby, Kansas, Health Facilities Revenue            8/08 at 100.00       N/R  3,849,097
              Refunding Bonds, Citizens Medical Center, Inc.,
              Series 1998, 5.625%, 8/15/16

       1,285 Kansas Development Finance Authority, Hospital     12/12 at 100.00        AA  1,388,108
              Revenue Bonds, Susan B. Allen Memorial Hospital,
              Series 2002Q, 5.375%, 12/15/16 - RAAI Insured

       4,580 Kansas Development Finance Authority, Health        6/10 at 101.00        AA  5,284,267
              Facilities Revenue Bonds, Sisters of Charity of
              Leavenworth Health Services Corporation, Series
              2000K, 6.500%, 12/01/16

       1,110 City of Lawrence, Kansas, Hospital Revenue Bonds,   7/09 at 100.00        AA  1,168,064
              The Lawrence Memorial Hospital, Series 1999,
              5.750%, 7/01/24 - RAAI Insured

             City of Manhattan, Kansas, Hospital Revenue
             Bonds, Mercy Health Center of Manhattan, Series
             2001:
       1,025  5.000%, 8/15/14 - FSA Insured                      8/11 at 100.00       AAA  1,098,370
       1,075  5.000%, 8/15/15 - FSA Insured                      8/11 at 100.00       AAA  1,143,112

             City of Newton, Kansas, Hospital Refunding
             Revenue Bonds, Newton Healthcare Corporation,
             Series 1998A:
       1,000  5.700%, 11/15/18                                  11/08 at 100.00      BBB-  1,019,200
       1,750  5.750%, 11/15/24                                  11/08 at 100.00      BBB-  1,760,815

         100 Puerto Rico Industrial, Tourist, Educational,       1/05 at 102.00       AAA    106,839
              Medical and Environmental Control Facilities
              Financing Authority, Hospital Revenue Bonds,
              Hospital Aixilio Mutuo, Series 1995A, 6.250%,
              7/01/24 - MBIA Insured

       5,530 City of Wichita, Kansas, Hospital Facilities       11/09 at 101.00        A+  5,948,898
              Improvement and Refunding Revenue Bonds, Via
              Christi Health System, Inc., Series 1999XI,
              6.250%, 11/15/24
----------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.8%

       1,715 Kansas Development Finance Authority, Multifamily  12/10 at 100.00       AAA  1,799,927
              Housing Senior Revenue Bonds, Chimney Hills
              Apartments Project, Series 2000U-1, 5.900%,
              12/01/20 (Alternative Minimum Tax) - AMBAC
              Insured

       1,000 City of Olathe, Kansas, Multifamily Housing         6/04 at 102.00       AAA  1,027,020
              Refunding Revenue Bonds, Federal National
              Mortgage Association Program - Deerfield
              Apartments Project, Series 1994A, 6.450%, 6/01/19

             City of Wichita, Kansas, Multifamily Housing
             Revenue Refunding Bonds, The Shores Apartments
             Project, Series 1994XI-A:
       1,500  6.700%, 4/01/19 - RAAI Insured                     4/09 at 102.00        AA  1,594,830
       2,000  6.800%, 4/01/24 - RAAI Insured                     4/09 at 102.00        AA  2,116,160

----
14

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.9%

    $     45 City of Olathe, Kansas, Labette County, Kansas,     2/05 at 105.00       Aaa $   47,718
              Collateralized Single Family Mortgage Refunding
              Revenue Bonds, Series 1994C-I, 7.800%, 2/01/25

         670 Sedgwick and Shawnee Counties, Kansas, GNMA           No Opt. Call       Aaa    712,344
              Mortgage-Backed Securities Program, Single
              Family Revenue Bonds, Series 1997A-1, 6.950%,
              6/01/29 (Alternative Minimum Tax)

       2,570 Sedgwick and Shawnee Counties, Kansas, GNMA         6/08 at 105.00       Aaa  2,810,732
              Mortgage-Backed Securities Program, Single
              Family Revenue Bonds, Series 1998A-1, 6.500%,
              12/01/22 (Alternative Minimum Tax)

         995 Sedgwick and Shawnee Counties, Kansas, Single      12/09 at 105.00       Aaa  1,086,331
              Family Mortgage Revenue Bonds, Mortgaged-Backed
              Securities Program, Series 2000A-2, 7.600%,
              12/01/31 (Alternative Minimum Tax)

         410 Sedgwick and Shawnee Counties, Kansas, Single      12/10 at 105.00       Aaa    450,135
              Family Mortgage Revenue Bonds, Mortgaged-Backed
              Securities Program, Series 2001A, 6.300%,
              12/01/32 (Alternative Minimum Tax)

         175 Sedgwick and Shawnee Counties, Kansas,             11/04 at 105.00       Aaa    185,190
              Collateralized Single Family Mortgage Refunding
              Revenue Bonds, Series 1994A-III, 8.125%, 5/01/24
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------
             Industrials - 1.5%

       1,000 Wichita Airport Authority, Kansas, Special          6/12 at 101.00        A-  1,058,140
              Facilities Revenue Bonds, Cessna Citation
              Service Center, Series 2002A, 6.250%, 6/15/32
              (Alternative Minimum Tax)

       1,000 City of Wichita, Kansas, Industrial Revenue         8/07 at 101.00       AA-  1,054,050
              Bonds, NMF America, Inc., Series 2000II, 5.800%,
              8/01/15 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------
             Long-Term Care - 0.4%

         500 Sedgwick County, Kansas, Healthcare Facilities     11/09 at 100.00         A    514,320
              Revenue Bonds, Catholic Care Center, Inc.,
              Series 2001, 5.750%, 11/15/23
----------------------------------------------------------------------------------------------------
             Materials - 3.5%

       1,000 Dodge City, Kansas, Pollution Control Revenue       5/04 at 100.00        A1  1,020,660
              Refunding Bonds, Excel Corporation
              Project/Cargill, Inc. Series 1992, 6.625%,
              5/01/05

       3,700 Ford County, Kansas, Sewage and Solid Waste         6/08 at 102.00        A+  3,805,561
              Disposal Revenue Bonds, Excel
              Corporation/Cargill, Inc. Project, Series 1998,
              5.400%, 6/01/28 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------
             Tax Obligation/General - 16.4%

       2,500 Butler and Sedgwick Counties, Unified School          No Opt. Call       AAA  3,005,400
              District 385, Andover, Kansas, General
              Obligation Refunding and Improvement Bonds,
              Series 2000, 6.000%, 9/01/16 - FSA Insured

       1,675 Cowley County Unified School District No. 465,     10/13 at 100.00       AAA  1,782,820
              Winfield, Kansas, General Obligation
              Bonds, Series 2003, 5.250%, 10/01/23 - MBIA
              Insured

         750 Derby, Kansas, General Obligation Bonds, Series    12/11 at 100.00       Aaa    805,508
              2001A, 5.250%, 12/01/21 - AMBAC Insured

         560 Derby, Kansas, General Obligation Bonds, Series    12/10 at 100.00       Aaa    590,257
              2002B, 5.000%, 12/01/15 - FSA Insured

         650 Harvey County, Unified School District 460,         9/12 at 100.00       AAA    674,934
              Hesston, Kansas, General Obligation Bonds,
              Series 2002, 5.000%, 9/01/22 - FGIC Insured

       1,100 Montgomery County Unified School District No.       4/12 at 100.00       AAA  1,140,546
              445, Coffeyville, Kansas, General Obligation
              Bonds, Series 2002, 5.000%, 4/01/22 - FGIC
              Insured

       2,000 Puerto Rico Public Improvement, General             7/11 at 100.00        A-  2,075,960
              Obligation Bonds, Series 2002A, 5.375%, 7/01/28

       1,000 Puerto Rico Public Improvement, General               No Opt. Call       AAA  1,157,430
              Obligation Refunding Bonds, Series
              2002A, 5.500%, 7/01/20 - MBIA Insured

       1,070 Scott County Unified School District No. 466,       9/12 at 100.00       AAA  1,165,048
              Kansas, General Obligation Refunding Bonds,
              Series 2002, 5.250%, 9/01/18 - FGIC Insured

       1,250 Sedgwick County Unified School District No. 259,    9/10 at 100.00        AA  1,176,600
              Wichita, Kansas, General Obligation
              Bonds, Series 2000, 3.500%, 9/01/16

       1,000 Shawnee County, Kansas, General Obligation          9/12 at 100.00       Aaa  1,016,060
              Refunding and Improvement Bonds, Series
              2002, 4.750%, 9/01/22 - FSA Insured

----
15

Portfolio of Investments (Unaudited)
NUVEEN KANSAS MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,795 City of Wichita, Kansas, General Obligation         4/09 at 101.00        AA $1,913,829
              Bonds, Series 2002, 5.000%, 4/01/17

       3,050 Unified School District No. 500, Wyandotte          9/11 at 100.00       AAA  2,894,115
              County, Kansas, General Obligation School Bonds,
              Series 2001, 4.000%, 9/01/20 - FSA Insured

       3,000 Unified School District No. 500, Wyandotte          9/12 at 100.00       AAA  3,152,850
              County, Kansas, General Obligation Bonds, Series
              2002, 5.000%, 9/01/20 - FSA Insured
----------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 24.2%

       1,000 Butler County Public Building Commission, Kansas,  10/10 at 100.00       Aaa  1,110,800
              Improvement Revenue Bonds, Public Facilities
              Projects, Series 2000, 5.550%, 10/01/21 - MBIA
              Insured

         500 Kansas Development Finance Authority, Lease        10/12 at 100.00       AAA    522,680
              Revenue Bonds, Department of Administration,
              State Capitol Restoration Parking Facility
              Project, Series 2002C, 5.000%, 10/01/21 - FSA
              Insured

       1,000 Kansas Development Finance Authority, Revenue      10/11 at 100.00       AAA  1,071,630
              Bonds, State of Kansas Projects, Series 2001W,
              5.000%, 10/01/17 - MBIA Insured

       5,000 Kansas Development Finance Authority, Revenue       4/13 at 102.00       AAA  5,205,100
              Bonds, Kansas Board of Regents, Scientific
              Research and Development Facilities Projects,
              Series 2003C, 5.000%, 10/01/23 - AMBAC Insured

       2,355 Kansas Development Finance Authority, Revenue       8/13 at 100.00       AAA  2,546,885
              Bonds, State Projects, Series
              2003J, 5.250%, 8/01/20 - AMBAC Insured

       5,000 Overland Park Development Corporation, Kansas,      1/11 at 101.00       N/R  5,027,250
              First Tier Revenue Bonds, Overland Park
              Convention Center Project, Series 2000A, 7.375%,
              1/01/32

       1,300 Puerto Rico Highway and Transportation Authority,   7/16 at 100.00         A  1,384,812
              Highway Revenue Bonds, Series 1996Y, 5.500%,
              7/01/36

             Puerto Rico Public Finance Corporation,
             Commonwealth Appropriation Bonds, Series 2002E:
       1,000  6.000%, 8/01/26                                      No Opt. Call      BBB+  1,151,760
       4,500  6.000%, 8/01/26                                      No Opt. Call       AAA  5,391,585
       2,500  5.500%, 8/01/29                                    2/12 at 100.00      BBB+  2,619,575

       1,000 Virgin Islands Public Finance Authority, Revenue   10/08 at 101.00      BBB-  1,016,650
              Refunding Senior Lien Bonds, Matching Fund Loan
              Notes, Series 1998A, 5.625%, 10/01/25

       2,000 Virgin Islands Public Finance Authority, Gross     10/10 at 101.00       BBB  2,223,960
              Receipts Tax Loan Bonds, Series 1999A, 6.375%,
              10/01/19

      13,025 The Unified Government of Wyandotte County,           No Opt. Call       AAA  3,812,808
              Kansas City, Kansas, Sales Tax Special
              Obligation Revenue Bonds, Kansas International
              Speedway Corporation Project, Series
              1999, 0.000%, 12/01/27 - MBIA Insured
----------------------------------------------------------------------------------------------------
             Transportation - 0.7%

       1,500 Puerto Rico Ports Authority, Special Facilities     6/06 at 102.00       CCC    991,110
              Revenue Bonds, American Airlines, Inc.
              Project, Series 1996A, 6.250%, 6/01/26
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 11.1%

         440 Jefferson County Unified School District 340,       9/04 at 100.00       AAA    457,472
              Kansas, General Obligation Bonds, Series
              1994, 6.350%, 9/01/14 (Pre-refunded to 9/01/04)
              - CAP GTY/FSA Insured

      12,175 Johnson County, Kansas, Residual Revenue and          No Opt. Call       Aaa  8,766,244
              Refunding Bonds, Series 1992, 0.000%, 5/01/12

             City of Lawrence, Kansas, Hospital Revenue Bonds,
             The Lawrence Memorial Hospital, Series 1994:
         575  6.200%, 7/01/14 (Pre-refunded to 7/01/04)          7/04 at 100.00   Baa1***    591,112
         400  6.200%, 7/01/19 (Pre-refunded to 7/01/04)          7/04 at 100.00   Baa1***    411,208

       1,350 Commonwealth of Puerto Rico, Public Improvement     7/04 at 102.00       AAA  1,413,032
              General Obligation Bonds, Series 1994, 6.450%,
              7/01/17 (Pre-refunded to 7/01/04)

       2,000 Puerto Rico Highway and Transportation Authority,   7/10 at 101.00      A***  2,453,080
              Highway Revenue Bonds, Series 2000B, 6.500%,
              7/01/27 (Pre-refunded to 7/01/10)

         150 Puerto Rico Electric Power Authority, Power         7/04 at 102.00     A-***    157,343
              Revenue Bonds, Series T, 6.000%, 7/01/16
              (Pre-refunded to 7/01/04)

       1,010 City of Wichita, Kansas, Revenue Bonds, CSJ         5/04 at 100.00     A+***  1,015,393
              Health System of Wichita, Inc., Series
              1985XXV, 7.200%, 10/01/15

----
16

   Principal                                                      Optional Call                 Market
Amount (000) Description                                            Provisions* Ratings**        Value
------------------------------------------------------------------------------------------------------
             Utilities - 4.3%

    $  1,000 Burlington, Kansas, Environmental Improvement         No Opt. Call        A3 $  1,066,760
              Revenue Bonds, Kansas City Power and Light
              Company Project, Series 1998A, 4.750%, 9/01/15
              (Mandatory put 10/01/07)

       1,010 Kansas City, Kansas, Utility System Revenue         9/04 at 102.00       AAA    1,066,853
              Refunding and Improvement Bonds, Series
              1994, 6.375%, 9/01/23 - FGIC Insured

         500 City of Pratt, Kansas, Electric System Revenue      5/10 at 100.00       AAA      546,185
              Bonds, Series 2001-1, 5.250%, 5/01/18 - AMBAC
              Insured

       1,000 Puerto Rico Electric Power Authority, Power         7/12 at 101.00       AAA    1,048,050
              Revenue Bonds, Series 2002II, 5.125%, 7/01/26
              - FSA Insured

             Wellington, Kansas, Electric, Water and Sewer
             Utility System Revenue Bonds, Series 2002:
         335  5.250%, 11/01/25 - AMBAC Insured                  11/12 at 100.00       AAA      350,155
         785  5.250%, 11/01/27 - AMBAC Insured                  11/12 at 100.00       AAA      818,355

       1,000 Unified Government of Wynadotte County, Kansas      5/11 at 100.00       AAA    1,036,020
              City, Kansas, Industrial Revenue Bonds, Board of
              Public Utilities Office Building Complex
              Project, Series 2001, 5.000%, 5/01/21 - MBIA
              Insured
------------------------------------------------------------------------------------------------------
             Water and Sewer - 6.6%

       2,000 Augusta, Kansas, Waterworks System Revenue Bonds,  10/08 at 101.50        AA    2,289,860
              Series 2000A, 6.150%, 10/01/20 - RAAI Insured

       1,040 Chisholm Creek Utility Authority, Kansas, Water     9/12 at 100.00       Aaa    1,107,101
              and Wastewater Facilities Revenue Bonds,
              Series 2002, 5.250%, 9/01/22 - MBIA Insured

       5,500 Wichita, Kansas, Water, Sewer and Utility Revenue  10/13 at 100.00       AAA    5,731,932
              Bonds, Series 2003, 5.000%, 10/01/22 - FGIC
              Insured
------------------------------------------------------------------------------------------------------
    $141,435 Total Long-Term Investments (cost $128,437,653) -                             135,435,695
              98.6%
------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.4%                                            1,946,098
             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $137,381,793
             ----------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.


                                See accompanying notes to financial statements.

----
17

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND
November 30, 2003

   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             Consumer Staples - 2.5%

    $ 12,885 Puerto Rico, The Children's Trust Fund, Tobacco     5/12 at 100.00       BBB $12,299,119
              Settlement Asset-Backed Refunding Bonds,
              Series 2002, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.1%

       9,295 Columbia, Kentucky, Educational Development         4/11 at 101.00      BBB-   9,623,021
              Revenue Bonds, Lindsey Wilson College Project,
              Series 2001, 6.250%, 4/01/21

       5,930 Jefferson County, Kentucky, College Revenue         5/09 at 101.00      Baa2   5,638,540
              Bonds, Bellarmine College Project, Series 1999,
              5.250%, 5/01/29

       4,500 Kentucky Economic Development Finance Authority,   10/12 at 100.00       AAA   4,576,905
              College Revenue Refunding and Improvement Bonds,
              Centre College Project, Series 2002, 5.000%,
              4/01/32 - FSA Insured

       2,500 Puerto Rico Industrial, Tourist, Educational,       2/09 at 101.00       BBB   2,527,975
              Medical and Environmental Control Facilities
              Financing Authority, Higher Education Revenue
              Bonds, Ana G. Mendez University System Project,
              Series 1999, 5.375%, 2/01/29

       3,000 Puerto Rico Industrial, Tourist, Educational,       9/11 at 100.00       BBB   3,048,450
              Medical and Environmental Control Facilities
              Financing Authority, Higher Education Revenue
              Bonds, University of the Sacred Heart Project,
              Series 2001, 5.250%, 9/01/31
-----------------------------------------------------------------------------------------------------
             Energy - 2.9%

       5,000 Ashland, Kentucky, Pollution Control Revenue        2/04 at 101.00      Baa2   5,116,500
              Refunding Bonds, Ashland Oil, Inc. Project,
              Series 1992, 6.650%, 8/01/09

       9,000 Ashland, Kentucky, Sewerage and Solid Waste         2/05 at 102.00      Baa2   9,457,650
              Revenue Bonds, Ashland, Inc. Project, Series
              1995, 7.125%, 2/01/22 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------
             Healthcare - 11.2%

       1,310 Christian County, Kentucky, Hospital Revenue        7/06 at 102.00        A-   1,363,906
              Bonds, Jennie Stuart Medical Center, Series
              1996A, 6.000%, 7/01/17

       3,500 Christian County, Kentucky, Hospital Revenue        7/06 at 102.00        A-   3,686,200
              Refunding Bonds, Jennie Stuart Medical Center,
              Series 1997A, 6.000%, 7/01/13

       5,270 Clark County, Kentucky, Hospital Revenue            3/07 at 102.00      BBB-   5,396,849
              Refunding and Improvement Bonds, Clark Regional
              Medical Center Project, Series 1997, 6.200%,
              4/01/13

       9,500 Kentucky Economic Development Finance Authority,    2/07 at 102.00       AAA  10,233,970
              Hospital Revenue Refunding Bonds, Pikeville,
              United Methodist Hospital of Kentucky, Inc.
              Project, Series 1997, 5.700%, 2/01/28 - CONNIE
              LEE/ AMBAC Insured

             Kentucky Economic Development Finance Authority,
             Hospital System Revenue Refunding and Improvement
             Bonds, Appalachian Regional Healthcare, Inc.
             Project, Series 1997:
         500  5.500%, 10/01/07                                     No Opt. Call       BB-     497,385
         500  5.600%, 10/01/08                                   4/08 at 102.00       BB-     495,725
       3,500  5.850%, 10/01/17                                   4/08 at 102.00       BB-   3,228,890
       1,500  5.875%, 10/01/22                                   4/08 at 102.00       BB-   1,330,860

       6,000 Kentucky Economic Development Finance Authority,    6/08 at 101.00        AA   6,001,620
              Revenue Refunding and Improvement Bonds,
              Catholic Health Initiatives, Series 1998A,
              5.000%, 12/01/27

             Kentucky Economic Development Finance Authority,
             Revenue Bonds, Catholic Health Initiatives,
             Series 2001:
       1,000  5.250%, 9/01/21                                    9/11 at 100.00        AA   1,028,460
       1,000  5.250%, 9/01/24                                    9/11 at 100.00        AA   1,018,730

      10,340 Kentucky Economic Development Finance Authority,      No Opt. Call       AAA   2,726,865
              Health System Revenue Bonds, Norton Healthcare,
              Inc., Series 2000B, 0.000%, 10/01/28 - MBIA
              Insured

       1,665 McCracken County, Kentucky, Hospital Facilities    11/04 at 102.00       AAA   1,764,883
              Revenue Refunding Bonds, Mercy Health System,
              Series 1994A, 6.300%, 11/01/06 - MBIA Insured

      16,500 Russell, Kentucky, Revenue Bonds, Bon Secours      11/12 at 100.00        A-  16,766,475
              Health System, Inc., Series 2002A, 5.625%,
              11/15/30

----
18

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.1%

    $  2,485 Greater Kentucky Housing Assistance Corporation,    1/04 at 100.00       AAA $2,487,336
              FHA-Insured Section 8 Mortgage Revenue Refunding
              Bonds, Brown Proctor and California Square II
              Apartment Projects, Series 1993A,
              6.250%, 7/01/24 -MBIA Insured

       3,440 Henderson, Kentucky, Senior Tax-Exempt              5/09 at 102.00       N/R  3,110,861
              Residential Facilities Revenue Bonds, Pleasant
              Pointe Project, Series 1999A, 6.125%, 5/01/29
----------------------------------------------------------------------------------------------------
             Housing/Single Family - 3.8%

       2,000 Kentucky Housing Corporation, Housing Revenue      11/10 at 100.00       AAA  2,115,400
              Bonds, Series 2000F, 5.850%, 7/01/20
              (Alternative Minimum Tax)

       1,180 Kentucky Housing Corporation, Housing Revenue       7/06 at 102.00       AAA  1,230,681
              Bonds, Series 1996E, 6.300%, 1/01/28
              (Alternative Minimum Tax)

       1,630 Kentucky Housing Corporation, Housing Revenue       6/07 at 102.00       AAA  1,715,754
              Bonds, Series 1997B, 6.250%, 7/01/28
              (Alternative Minimum Tax)

         980 Kentucky Housing Corporation, Housing Revenue       1/09 at 101.00       AAA  1,006,431
              Bonds, Series 1998F, 5.000%, 7/01/18
              (Alternative Minimum Tax)

         320 Kentucky Housing Corporation, Housing Revenue       1/04 at 102.00       AAA    326,851
              Bonds, Federally Insured or Guaranteed Mortgage
              Loans, Series 1994A, 6.500%, 7/01/17

       9,480 Kentucky Housing Corporation, Housing Revenue       4/09 at 101.00       AAA  9,728,755
              Bonds, Series 1999A, 5.200%, 1/01/31

          15 Kentucky Housing Corporation, Housing Revenue       7/04 at 102.00       AAA     15,238
              Bonds, Federally Insured or Guaranteed Mortgage
              Loans, Series 1994C, 6.400%, 1/01/17

       2,730 Kentucky Housing Corporation, Housing Revenue       4/09 at 101.00       AAA  2,778,021
              Bonds, Series 1999B, 5.250%, 1/01/28
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------
             Long-Term Care - 3.5%

       4,840 Florence, Kentucky, Housing Facilities Revenue      8/09 at 101.00         A  5,172,169
              Bonds, Bluegrass RHF Housing, Inc. Project,
              Series 1999, 6.375%, 8/15/29 - ACA Insured

         555 Jefferson County, Kentucky, First Mortgage         11/04 at 102.00       BBB    572,904
              Revenue Bonds, First Christian Church Homes of
              Kentucky Project, Series 1994, 6.000%, 11/15/09

             Kentucky Economic Development Finance Authority,
             Revenue Bonds, Christian Church Homes of
             Kentucky, Inc. Obligated Group, Series 1998:
       1,800  5.375%, 11/15/23                                   5/08 at 102.00       BBB  1,756,926
       3,500  5.500%, 11/15/30                                   5/08 at 102.00       BBB  3,401,755

             Kentucky Economic Development Finance Authority,
             Mortgage Revenue Bonds, South Central Nursing
             Homes, Inc. Project, Series 1997A:
       2,000  6.000%, 7/01/27 (Mandatory put 7/01/20) - MBIA     1/08 at 105.00       AAA  2,255,860
              Insured
       3,700  6.000%, 7/01/27 (Mandatory put 1/01/24) - MBIA     1/08 at 105.00       AAA  4,173,341
              Insured
----------------------------------------------------------------------------------------------------
             Materials - 4.5%

       2,370 Hancock County, Kentucky, Solid Waste Disposal      5/06 at 102.00       BBB  2,432,710
              Revenue Bonds, Willamette Industries, Inc.
              Project, Series 1996, 6.600%, 5/01/26

       5,250 Henderson County, Kentucky, Solid Waste Disposal    3/05 at 102.00       BBB  5,518,065
              Revenue Bonds, MacMillan Bloedel Project,
              Series 1995, 7.000%, 3/01/25 (Alternative
              Minimum Tax)

       1,000 Jefferson County, Kentucky, Pollution Control       1/04 at 103.00       AA-  1,034,110
              Revenue Bonds, E.I. du Pont de Nemours and
              Company Project, Series 1982A, 6.300%, 7/01/12

       3,750 County of Perry, Kentucky, Solid Waste Disposal     6/04 at 102.00      Baa2  3,891,413
              Revenue Bonds, TJ International Project, Series
              1994, 7.000%, 6/01/24 (Alternative Minimum Tax)

       4,240 County of Perry, Kentucky, Solid Waste Disposal     5/06 at 102.00       N/R  4,430,758
              Revenue Bonds, TJ International Project, Series
              1996, 6.800%, 5/01/26 (Alternative Minimum Tax)

       2,000 County of Perry, Kentucky, Solid Waste Disposal     4/07 at 102.00      Baa2  2,089,880
              Revenue, TJ International Project, Series 1996,
              6.550%, 4/15/27 (Alternative Minimum Tax)

       2,820 City of Wickliffe, Kentucky, Solid Waste Disposal   4/06 at 102.00       BBB  2,874,680
              Facility Revenue Bonds, Westvaco Corporation
              Project, Series 1996, 6.375%, 4/01/26
              (Alternative Minimum Tax)

----
19

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.7%

    $  2,500 Jefferson County, Kentucky, General Obligation      5/09 at 100.00        AA $ 2,730,400
              Refunding Bonds, Series 1999C, 6.150%, 5/15/16
              (Alternative Minimum Tax)

       1,175 Louisville, Kentucky, General Obligation Bonds,    11/11 at 101.00       AA-   1,232,845
              Series 2001A, 5.000%, 11/01/21

       3,000 Louisville, Kentucky, General Obligation Bonds,    10/12 at 100.00       AAA   3,089,490
              Series 2002A, 5.000%, 10/01/23 - FGIC Insured

       4,400 Commonwealth of Puerto Rico, Public Improvement       No Opt. Call       AAA   6,331,556
              Bonds, TICS, 12.999%, 7/01/19 - FSA Insured
-----------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 25.8%

       1,875 Bell County Public Properties Corporation,          3/11 at 102.00       AAA   2,041,406
              Kentucky, First Mortgage Revenue Bonds, Judicial
              Center Project, Series 2000, 5.850%,
              9/01/28 - AMBAC Insured

       1,465 Boone County, Kentucky, Public Properties           9/12 at 101.00       Aa3   1,546,820
              Corporation, First Mortgage Bonds, AOC Judicial
              Facility, Series 2001, 5.125%, 9/01/22

             Bowling Green, Kentucky, General Obligation and
             Special Revenue Bonds, Series 2002B:
       1,785  5.000%, 6/01/23                                    6/12 at 100.00       Aa2   1,841,781
       1,230  5.000%, 6/01/24                                    6/12 at 100.00       Aa2   1,263,001
       1,665  5.000%, 6/01/25                                    6/12 at 100.00       Aa2   1,703,795

             Daviess County School District Finance
             Corporation, Kentucky, School Building Revenue
             Bonds, Series 1994:
         505  5.800%, 5/01/11                                    5/04 at 102.00       Aa3     524,614
         535  5.800%, 5/01/12                                    5/04 at 102.00       Aa3     555,710
         570  5.800%, 5/01/13                                    5/04 at 102.00       Aa3     592,065
         600  5.800%, 5/01/14                                    5/04 at 102.00       Aa3     622,908

             Fayette County School District Finance
             Corporation, Kentucky, School Building Revenue
             Bonds, Series 2000:
       1,665  5.500%, 6/01/18                                    6/10 at 101.00       AA-   1,856,192
       2,795  5.500%, 6/01/20                                    6/10 at 101.00       AA-   3,083,640

       3,155 Florence Public Properties Corporation, Kentucky,   6/07 at 102.00       AAA   3,405,823
              First Mortgage Revenue Bonds, Administrative
              Office Complex Project, Series 1997, 5.500%,
              6/01/27 - MBIA Insured

       1,200 Floyd County School District Finance Corporation,   5/05 at 102.00       Aa3   1,278,324
              Kentucky, School Building Revenue Bonds,
              Series 1995, 5.500%, 5/01/15

       4,500 Kenton County Public Properties Corporation,        3/09 at 101.00       Aa3   4,534,515
              Kentucky, First Mortgage Revenue Bonds,
              Courthouse Facilities Project, Series 1998A,
              5.000%, 3/01/29

             Kentucky Area Development Districts Financing
             Trust, Ewing, Lease Acquisition Program Revenue
             Bonds, Series 2000C:
         750  5.850%, 6/01/20                                    6/10 at 102.00        AA     808,215
       1,000  6.000%, 6/01/30                                    6/10 at 102.00        AA   1,100,870

         500 Kentucky State Property and Buildings Commission,  11/09 at 100.00       AAA     557,695
              Revenue Bonds, Project No. 64, Series 1999,
              5.500%, 5/01/18 - MBIA Insured

             Kentucky State Property and Buildings Commission,
             Revenue Refunding Bonds, Project No. 72,
             Series 2001:
       4,375  5.375%, 10/01/18 - MBIA Insured                   10/11 at 100.00       AAA   4,837,306
       5,860  5.375%, 10/01/19 - MBIA Insured                   10/11 at 100.00       AAA   6,437,151

             Kentucky State Property and Buildings Commission,
             Revenue Refunding Bonds, Project No. 79,
             Series 2003:
       5,000  5.000%, 10/01/21 - MBIA Insured                   10/13 at 100.00       AAA   5,251,550
       6,500  5.000%, 10/01/22 - MBIA Insured                   10/13 at 100.00       AAA   6,779,370

       1,845 Kentucky State Property and Buildings Commission,  11/13 at 100.00       AAA   1,911,402
              Revenue Bonds, Project No. 81, Series 2003,
              5.000%, 11/01/23 - AMBAC Insured

       4,000 Kentucky Turnpike Authority, Economic Development   7/11 at 100.00       AAA   4,286,040
              Road Revenue and Refunding Bonds, Revitalization
              Project, Series 2001B, 5.150%, 7/01/19 - FSA
              Insured

      11,000 The Urban County Government of Lexington and        7/08 at 102.00       AAA  11,262,350
              Fayette County, Kentucky, Public Facilities
              Corporation Mortgage Revenue Bonds, Series 1998,
              5.125%, 10/01/31 - FSA Insured

----
20

   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $    650 Magoffin County, Kentucky, School District          6/10 at 101.00       Aa3 $   734,181
              Finance Corporation, School Building Revenue
              Bonds, Series of 2000, 5.750%, 6/01/20

       1,525 McCracken County, Kentucky, Public Properties       9/06 at 102.00       AAA   1,687,397
              Corporation, Public Project Revenue Bonds, Court
              Facilities Project, Series 1995, 5.900%,
              9/01/26 - AMBAC Insured

       8,000 Mount Sterling, Kentucky, Lease Revenue Bonds,      3/04 at 101.00       Aa3   8,171,680
              Kentucky League of Cities Funding Program,
              Series 1993A, 6.200%, 3/01/18

       5,100 Oldham County School District Finance               4/11 at 101.00       Aa3   5,358,366
              Corporation, Kentucky, School Building Revenue
              Bonds, Series 2001A, 5.125%, 4/01/21

       1,360 Owen County School District Finance Corporation,    4/11 at 101.00       Aa3   1,420,955
              Kentucky, School Building Revenue Bonds,
              Series 2001, 5.000%, 4/01/21

             Pendleton County, Kentucky, County Lease Revenue
             Bonds, Kentucky Associated Counties Leasing Trust
             Program, Series 1993-A:
      16,460  6.500%, 3/01/19                                    3/04 at 101.00         A  16,815,701
         500  6.400%, 3/01/19                                      No Opt. Call         A     601,475

       1,000 Puerto Rico Highway and Transportation Authority,   7/16 at 100.00         A   1,008,050
              Highway Revenue Bonds, Series 1996Y,
              5.000%, 7/01/36

       4,000 Puerto Rico Highway and Transportation Authority,     No Opt. Call       AAA   4,884,400
              Highway Revenue Bonds, Series 1996Y, Reset
              Option Long Certificates, Series II-R-66, Series
              1996Y, 9.770%, 1/01/13 (IF)

       2,545 Puerto Rico Highway and Transportation Authority,     No Opt. Call       AAA   2,961,515
              Transportation Revenue Bonds, Series A,
              5.500%, 7/01/14 (Alternative Minimum
              Tax) - AMBAC Insured

       1,000 Puerto Rico Highway and Transportation Authority,   7/12 at 100.00       AAA   1,026,300
              Highway Revenue Bonds, Series 2002D,
              5.000%, 7/01/32 - FSA Insured

       3,185 Puerto Rico Public Buildings Authority,               No Opt. Call       AAA   3,672,464
              Guaranteed Government Facilities Revenue Bonds,
              Series 1993L, 5.500%, 7/01/21 - FSA Insured

       3,000 Puerto Rico Public Finance Corporation,               No Opt. Call       AAA   3,594,390
              Commonwealth Appropriation Bonds, Series 2002E,
              6.000%, 8/01/26

       7,000 Warren County, Kentucky, Justice Center Expansion   9/07 at 102.00       AAA   7,358,820
              Corporation, First Mortgage Revenue Bonds, AOC
              Judicial Facility, Series 1997A, 5.250%,
              9/01/24 - MBIA Insured
-----------------------------------------------------------------------------------------------------
             Transportation - 5.2%

             Guam International Airport Authority, Revenue
             Bonds, Series 2003C:
       5,000  5.250%, 10/01/22 (Alternative Minimum             10/10 at 100.00       AAA   5,263,550
              Tax) - MBIA Insured
       2,195  5.000%, 10/01/23 (Alternative Minimum             10/13 at 100.00       AAA   2,228,123
              Tax) - MBIA Insured

       1,250 Kenton County Airport Board, Kentucky, Airport      3/06 at 102.00       AAA   1,376,975
              Revenue Bonds, Cincinnati/Northern Kentucky
              International Airport, Series 1996B, 5.750%,
              3/01/13 - MBIA Insured

       5,090 Kenton County Airport Board, Kentucky, Airport      3/13 at 100.00       AAA   5,159,275
              Revenue Bonds, Cincinnati/Northern Kentucky
              International Airport, Series 2003B, 5.000%,
              3/01/23 (Alternative Minimum Tax) - MBIA Insured

       5,000 Regional Airport Authority of Louisville and        7/05 at 102.00       AAA   5,268,450
              Jefferson County, Kentucky, Airport System
              Revenue Bonds, 1995 Series A, 5.625%, 7/01/25
              (Alternative Minimum Tax) - MBIA Insured

       1,000 Regional Airport Authority of Louisville and        7/13 at 100.00       AAA   1,036,950
              Jefferson County, Kentucky, Airport System
              Revenue Bonds, Series 2003C, 5.250%, 7/01/22
              (Alternative Minimum Tax) - FSA Insured

       6,000 Regional Airport Authority of Louisville and        3/09 at 101.00      Baa3   5,334,660
              Jefferson County, Kentucky, Special Facilities
              Revenue Bonds, Airis Louisville, L.L.C. Project,
              Series 1999A, 5.500%, 3/01/19 (Alternative
              Minimum Tax)
-----------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 11.9%

       1,595 Bowling Green Municipal Project Corporation,       12/04 at 102.00     A2***   1,712,934
              Kentucky, Lease Revenue Bonds, Series 1994,
              6.500%, 12/01/14 (Pre-refunded to 12/01/04)

       5,085 Campbellsville, Kentucky, Industrial Building       3/09 at 102.00     A+***   4,999,369
              Revenue Bonds, Campbellsville University
              Project, Series 1999, 5.500%, 3/01/29
              (Pre-refunded to 3/01/09)

       1,005 Casey County School District Finance Corporation,   3/05 at 102.00    Aa3***   1,081,661
              Kentucky, School Building Revenue Bonds,
              Series 1995, 5.750%, 3/01/15 (Pre-refunded to
              3/01/05)

----
21

Portfolio of Investments (Unaudited)
NUVEEN KENTUCKY MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  1,070 Fleming County School District Finance              3/05 at 102.00     A+*** $1,153,000
              Corporation, Kentucky, School Building Revenue
              Bonds, Series 1995, 5.875%, 3/01/15
              (Pre-refunded to 3/01/05)

       1,260 Floyd County Public Properties Corporation,         3/06 at 102.00    N/R***  1,394,807
              Kentucky, First Mortgage Revenue Bonds, Floyd
              County Justice Center Project, Series 1995A,
              5.550%, 9/01/23 (Pre-refunded to 3/01/06)

       3,550 Floyd County Public Properties Corporation,         3/06 at 102.00    N/R***  3,980,793
              Kentucky, First Mortgage Revenue Bonds, Floyd
              County Justice Center Project, Series 1996B,
              6.200%, 9/01/26 (Pre-refunded to 3/01/06)

             Hardin County Building Commission, Kentucky,
             Revenue Bonds, Detention Facility Project, Series
             1994:
         525  6.200%, 12/01/11 (Pre-refunded to                 12/04 at 102.00       AAA    562,028
              12/01/04) - MBIA Insured
       1,775  6.250%, 12/01/14 (Pre-refunded to                 12/04 at 102.00       AAA  1,901,078
              12/01/04) - MBIA Insured

       3,465 Hopkins County School District Finance              6/04 at 102.00    Aa3***  3,623,940
              Corporation, Kentucky, School Building Revenue
              Bonds, Series 1994, 6.200%, 6/01/19
              (Pre-refunded to 6/01/04)

       2,000 Jefferson County Collegiate Housing Foundation,     9/09 at 102.00    N/R***  2,486,780
              Kentucky, Student Housing Revenue Bonds,
              University of Louisville Project, Series 1999A,
              7.125%, 9/01/29 (Pre-refunded to 9/01/09)

             Kentucky Infrastructure Authority, Infrastructure
             Revolving Loan Program Revenue Bonds, Series
             1995J:
         440  6.300%, 6/01/10 (Pre-refunded to 6/01/05)          6/05 at 102.00    Aa3***    481,580
         360  6.350%, 6/01/11 (Pre-refunded to 6/01/05)          6/05 at 102.00    Aa3***    394,286
         600  6.375%, 6/01/14 (Pre-refunded to 6/01/05)          6/05 at 102.00    Aa3***    657,372

         420 Kentucky Infrastructure Authority, Governmental     8/05 at 102.00     A-***    447,250
              Agencies Program Revenue Bonds, Series 1995G,
              6.300%, 8/01/10 (Pre-refunded to 8/01/05)

         400 Kentucky State Property and Buildings Commission,   5/10 at 100.00       AAA    466,940
              Agency Fund Revenue Bonds, Project No. 66A,
              Series 2000, 5.750%, 5/01/20 (Pre-refunded to
              5/01/10) - MBIA Insured

       1,000 Lawrence County, Kentucky, School District         11/04 at 102.00    Aa3***  1,071,400
              Finance Corporation, School Building Revenue
              Bonds, Series 1994, 6.750%, 11/01/14
              (Pre-refunded to 11/01/04)

             Lexington-Fayette Urban County Government,
             Kentucky, Governmental Project Revenue Bonds,
             University of Kentucky Alumni Association, Inc.
             Commonwealth Library Project, Series 1994:
       3,195  6.750%, 11/01/17 (Pre-refunded to 11/01/04) -     11/04 at 102.00       AAA  3,424,050
              MBIA Insured
       4,320  6.750%, 11/01/24 (Pre-refunded to 11/01/04) -     11/04 at 102.00       AAA  4,629,701
              MBIA Insured

             Louisville and Jefferson County Metropolitan
             Sewer District, Kentucky, Sewer and Drainage
             System Revenue Bonds, Series 1994A:
       2,720  6.750%, 5/15/19 (Pre-refunded to 11/15/04) -      11/04 at 102.00       AAA  2,920,763
              AMBAC Insured
       2,070  6.500%, 5/15/24 (Pre-refunded to 11/15/04) -      11/04 at 102.00       AAA  2,217,839
              AMBAC Insured
       2,500  6.750%, 5/15/25 (Pre-refunded to 11/15/04) -      11/04 at 102.00       AAA  2,684,525
              AMBAC Insured

       1,365 McCreary County School District Finance             8/05 at 102.00    Aa3***  1,488,505
              Corporation, Kentucky, School Building Revenue
              Bonds, Second Series of 1995, 5.600%, 8/01/16
              (Pre-refunded to 8/01/05)

       1,410 Morgan County, Kentucky, School District Finance    9/04 at 102.00    Aa3***  1,490,582
              Corporation, School Building Revenue Bonds,
              Series 1994, 6.000%, 9/01/14 (Pre-refunded to
              9/01/04)

       1,310 Puerto Rico Public Improvement, General             7/06 at 101.50     A-***  1,454,179
              Obligation Bonds, Series 1996, 5.400%, 7/01/25
              (Pre-refunded to 7/01/06)

       2,000 Puerto Rico Public Improvement, General             7/07 at 100.00     A-***  2,241,260
              Obligation Refunding Bonds, Series 1997, 5.375%,
              7/01/25 (Pre-refunded to 7/01/07)

       2,600 Puerto Rico Public Improvement, General             7/10 at 100.00       AAA  3,035,682
              Obligation Bonds, Series 2000, 5.750%, 7/01/26
              (Pre-refunded to 7/01/10) - MBIA Insured

       3,000 Puerto Rico Electric Power Authority, Power         7/04 at 102.00     A-***  3,146,850
              Revenue Bonds, Series T, 6.000%, 7/01/16
              (Pre-refunded to 7/01/04)

       2,800 City of Russell, Kentucky, Health System Revenue    1/10 at 100.00   Baa2***  3,179,484
              Bonds, Our Lady of Bellefonte Hospital Issue,
              Franciscan Health Partnership, Inc., Series
              1997, 5.500%, 7/01/15 (Pre-refunded to 1/01/10)
----------------------------------------------------------------------------------------------------
             Utilities - 8.4%

       6,000 Boone County, Kentucky, Collateralized Pollution    1/04 at 102.00       AAA  6,136,620
              Control Revenue Refunding Bonds, Cincinnati Gas
              and Electric Company Project, Series 1994A,
              5.500%, 1/01/24 - MBIA Insured

       1,750 Jefferson County, Kentucky, Pollution Control       4/05 at 102.00        A1  1,811,460
              Revenue Bonds, Louisville Gas and Electric
              Company Project, Series 1995A, 5.900%, 4/15/23

----
22

   Principal                                                      Optional Call                 Market
Amount (000) Description                                            Provisions* Ratings**        Value
------------------------------------------------------------------------------------------------------
             Utilities (continued)

             City of Owensboro, Kentucky, Electric Light and
             Power System Revenue Bonds, Series 1991B:
    $  7,100  0.000%, 1/01/11 - AMBAC Insured                      No Opt. Call       AAA $  5,512,724
       6,475  0.000%, 1/01/12 - AMBAC Insured                      No Opt. Call       AAA    4,752,067
       5,810  0.000%, 1/01/15 - AMBAC Insured                      No Opt. Call       AAA    3,612,658
       7,900  0.000%, 1/01/17 - AMBAC Insured                      No Opt. Call       AAA    4,377,943
      13,300  0.000%, 1/01/18 - AMBAC Insured                      No Opt. Call       AAA    6,958,826
       5,100  0.000%, 1/01/19 - AMBAC Insured                      No Opt. Call       AAA    2,514,912
       4,725  0.000%, 1/01/20 - AMBAC Insured                      No Opt. Call       AAA    2,192,117
         400 City of Owensboro, Kentucky, Electric Light and       No Opt. Call       AAA      399,488
              Power System Revenue Bonds, Series 1993A,
              0.000%, 1/01/04 (Alternative Minimum Tax) -
              AMBAC Insured
       3,000 Puerto Rico Electric Power Authority, Power           No Opt. Call       AAA    3,326,100
              Revenue Bonds, Series 2003NN,
              5.250%, 7/01/23 - MBIA Insured
------------------------------------------------------------------------------------------------------
             Water and Sewer - 9.0%
       1,405 Christian County Water District, Kentucky,         10/09 at 101.00       Aaa    1,596,684
              Waterworks Revenue Bonds, Series 1999,
              6.000%, 1/01/30 - AMBAC Insured
       1,750 Henderson, Kentucky, Water and Sewer Revenue       11/04 at 103.00       AAA    1,878,835
              Refunding Bonds, Series 1994A,
              6.100%, 11/01/14 - CAP GTY/FSA Insured
             Kentucky Infrastructure Authority, Governmental
             Agencies Program Revenue Bonds, Series 1995G:
         445  6.350%, 8/01/11                                    8/05 at 102.00        A-      487,253
         825  6.375%, 8/01/14                                    8/05 at 102.00        A-      903,672
       1,000 Kentucky Rural Water Finance Corporation,           2/11 at 102.00       AA-    1,087,250
              Multimodal Public Projects Revenue Bonds,
              Flexible Term Program, Series 2001A, 5.375%,
              2/01/20
             Louisville and Jefferson County Metropolitan
             Sewer District, Commonwealth of Kentucky, Sewer
             and Drainage System Revenue Bonds, Series 1997B:
       6,000  5.350%, 5/15/22 - MBIA Insured                    11/07 at 101.00       AAA    6,440,820
       2,500  5.200%, 5/15/25 - MBIA Insured                    11/07 at 101.00       AAA    2,574,075
       3,200 Louisville and Jefferson County Metropolitan        5/08 at 101.00       AAA    3,244,896
              Sewer District, Kentucky, Sewer and Drainage
              System Revenue Bonds, Series 1998A, 5.000%,
              5/15/30 - FGIC Insured
      16,000 Louisville and Jefferson County Metropolitan       11/11 at 101.00       AAA   17,129,600
              Sewer District, Kentucky, Sewer and Drainage
              System Revenue Bonds, 2001 Series A, 5.500%,
              5/15/34 - MBIA Insured
             Northern Kentucky Water District, Revenue Bonds,
             Series 2002A Refunding:
       1,250  4.750%, 2/01/19 - FGIC Insured                     2/12 at 100.00       Aaa    1,289,663
       6,920  5.000%, 2/01/27 - FGIC Insured                     2/12 at 100.00       Aaa    7,061,030
       1,000 Northern Kentucky Water District, Revenue Bonds,    8/13 at 100.00       Aaa      973,017
              Series 2003B, 4.000%, 2/01/18 - FGIC Insured
------------------------------------------------------------------------------------------------------
    $490,285 Total Long-Term Investments (cost                                             482,969,736
              $457,123,016) - 97.6%
------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.5%
       2,635 Kentucky Economic Development Finance Authority,                        A-1+    2,635,000
              Hospital Revenue Bonds, Baptist Healthcare
              Obligated Group, Variable Rate Demand
              Obligations, Series 1999C, 1.110%, 8/15/31+ -
              MBIA Insured
------------------------------------------------------------------------------------------------------
    $  2,635 Total Short-Term Investments (cost $2,635,000)                                  2,635,000
------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $459,758,016) - 98.1%                                 485,604,736

             ----------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.9%                                            9,547,759

             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $495,152,495

             ----------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
         (IF) Inverse floating rate security.
                                See accompanying notes to financial statements.

----
23

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND
November 30, 2003

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.8%

    $  2,000 Michigan Strategic Fund, Multi-Modal                9/05 at 102.00      Baa1 $2,065,300
              Interchangeable Rate Pollution Control Refunding
              Revenue Bonds, General Motors Corporation,
              Series 1995, 6.200%, 9/01/20
----------------------------------------------------------------------------------------------------
             Consumer Staples - 0.3%

         965 Puerto Rico, The Children's Trust Fund, Tobacco     5/12 at 100.00       BBB    921,121
              Settlement Asset-Backed Refunding Bonds, Series
              2002, 5.375%, 5/15/33
----------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 2.4%

       6,150 Wayne State University, Michigan, General Revenue  11/09 at 101.00       AAA  6,310,208
              Bonds, Series 1999, 5.125%, 11/15/29 - FGIC
              Insured
----------------------------------------------------------------------------------------------------
             Healthcare - 14.7%

             Flint Hospital Building Authority, Michigan,
             Revenue Rental Bonds, Hurley Medical
             Center, Series 1998B:
       1,000  5.375%, 7/01/18                                    7/08 at 101.00      Baa3    883,300
       1,000  5.375%, 7/01/28                                    7/08 at 101.00      Baa3    823,140

       3,750 Kent Hospital Finance Authority, Michigan,          7/11 at 101.00        AA  3,862,650
              Revenue Bonds, Spectrum Health, Series 2001A,
              5.500%, 1/15/31

       3,530 Lake View Community Hospital Authority, Michigan,   2/07 at 101.00       N/R  3,331,402
              Hospital Revenue Refunding Bonds, Series 1997,
              6.250%, 2/15/13

       6,400 Michigan State Hospital Finance Authority,          2/04 at 102.00       Ba3  4,751,040
              Revenue and Refunding Bonds, Detroit Medical
              Center Obligated Group, Series 1993A, 6.500%,
              8/15/18

       2,920 Michigan State Hospital Finance Authority,          8/04 at 102.00       Ba3  1,834,402
              Hospital Revenue and Refunding Bonds, The
              Detroit Medical Center Obligated Group, Series
              1993B, 5.500%, 8/15/23

       3,000 Michigan State Hospital Finance Authority,          3/13 at 100.00        A1  3,200,340
              Hospital Revenue Refunding Bonds, Henry Ford
              Health System, Series 2003A, 5.625%, 3/01/17

       1,000 Michigan State Hospital Finance Authority,          1/05 at 102.00        A+  1,035,850
              Hospital Revenue and Refunding Bonds, Otsego
              Memorial Hospital Gaylord, Series 1995, 6.125%,
              1/01/15

         710 Michigan State Hospital Finance Authority,            No Opt. Call       BBB    737,868
              Hospital Revenue Refunding Bonds, Gratiot
              Community Hospital, Alma, Michigan, Series 1995,
              6.100%, 10/01/07

       1,000 Michigan State Hospital Finance Authority,         10/06 at 102.00      BBB-    962,540
              Hospital Revenue Bonds, Michigan Community
              Hospital, Series 1996, 6.250%, 10/01/27

       1,475 Michigan State Hospital Finance Authority,          5/08 at 101.00       BBB  1,402,710
              Hospital Revenue and Refunding Bonds, Chelsea
              Community Hospital, Series 1998, 5.375%, 5/15/19

       1,000 Michigan State Hospital Finance Authority,          3/12 at 101.00        A+  1,029,720
              Revenue Refunding Bonds, Crittenton
              Hospital, Series 2002A, 5.625%, 3/01/27

       2,200 Michigan State Hospital Finance Authority,         11/09 at 101.00        A1  2,309,450
              Hospital Revenue Bonds, Henry Ford Health
              System, Series 1999A, 6.000%, 11/15/24

             Pontiac, Michigan, Hospital Finance Authority,
             Hospital Revenue Refunding Bonds, NOMC Obligated
             Group, Series 1993:
       3,000  6.000%, 8/01/18                                    2/04 at 102.00       Ba1  2,409,450
       5,165  6.000%, 8/01/23                                    2/04 at 102.00       Ba1  3,993,165

       3,000 Royal Oak Hospital Finance Authority, Michigan,     1/06 at 102.00       AAA  3,151,230
              Hospital Revenue Refunding Bonds, William
              Beaumont Hospital, Series 1996I, 5.250%, 1/01/20
              - MBIA Insured

             Royal Oak, Michigan, Hospital Finance Authority,
             Hospital Revenue Bonds, William Beaumont
             Hospital, Series 2001M:
       1,000  5.250%, 11/15/31 - MBIA Insured                   11/11 at 100.00       AAA  1,032,610
       2,000  5.250%, 11/15/35 - MBIA Insured                   11/11 at 100.00       AAA  2,065,760

         500 City of Saginaw Hospital Finance Authority,         1/04 at 100.00       AAA    502,485
              Michigan, Hospital Revenue Bonds, Saint Luke's
              Health Hospital, Series 1991C, 6.750%, 7/01/17 -
              MBIA Insured
----------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.6%

         395 Grand Rapids Housing Corporation, Michigan,         1/04 at 104.00       AAA    406,684
              FHA-Insured Section 8 Multifamily Mortgage Loan
              Revenue Refunding Bonds, Series 1992, 7.375%,
              7/15/41

----
24

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $    750 Grand Rapids Housing Finance Authority, Michigan,   9/04 at 100.00       AAA $  763,095
              FNMA Collateralized Multifamily Housing Revenue
              Refunding Bonds, Series 1990A, 7.625%, 9/01/23

       1,190 Michigan State Housing Development Authority,       4/05 at 102.00       Aaa  1,234,661
              Limited Obligation Multifamily Revenue Refunding
              Bonds, GNMA Collateralized Program, Parc Pointe
              Apartments, Series 1995A, 6.500%, 10/01/15

       6,000 Michigan State Housing Development Authority,         No Opt. Call       AA-  2,349,360
              Section 8 Assisted Mortgage Revenue
              Bonds, Series 1983I, 0.000%, 4/01/14

         710 Michigan Housing Development Authority, Rental      6/05 at 102.00       AAA    739,486
              Housing Revenue Bonds, Series 1995B,
              6.150%, 10/01/15 - MBIA Insured

       1,320 Michigan Housing Development Authority, Rental      4/09 at 101.00       AAA  1,340,262
              Housing Revenue Bonds, Series 1999A,
              5.300%, 10/01/37 (Alternative Minimum Tax) -
              MBIA Insured
----------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.4%

       1,100 Michigan State Housing Development Authority,       6/12 at 100.00       AAA  1,138,500
              Single Family Mortgage Revenue Bonds, Series
              2002B, 5.500%, 6/01/30 (Alternative Minimum Tax)
              - MBIA Insured
----------------------------------------------------------------------------------------------------
             Industrials - 0.4%

       1,055 Michigan Strategic Fund, Limited Obligation        12/03 at 102.00       BBB  1,077,292
              Revenue Bonds, WMX Technologies, Inc. Project,
              Series 1993, 6.000%, 12/01/13 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------
             Long-Term Care - 3.7%

       2,500 Kalamazoo Economic Development Corporation,         5/07 at 102.00       BBB  2,381,650
              Michigan, Limited Obligation Revenue and
              Refunding Bonds, Friendship Village of
              Kalamazoo, Series 1997A, 6.250%, 5/15/27

             Michigan State Hospital Finance Authority,
             Revenue Bonds, Presbyterian Villages of Michigan
             Obligated Group, Series 1997:
         600  6.375%, 1/01/15                                    1/07 at 102.00       N/R    569,142
         500  6.375%, 1/01/25                                    1/07 at 102.00       N/R    446,875

             Michigan Strategic Fund, Limited Obligation
             Revenue Refunding Bonds, Porter Hills
             Presbyterian Village, Series 1998:
         400  5.300%, 7/01/18                                    7/08 at 101.00        A-    404,120
       1,675  5.375%, 7/01/28                                    7/08 at 101.00        A-  1,641,333

       4,800 Michigan Strategic Fund, Limited Obligation         6/08 at 100.00       BBB  4,507,104
              Revenue Bonds, Clark Retirement Community, Inc.
              Project, Series 1998, 5.250%, 6/01/18
----------------------------------------------------------------------------------------------------
             Materials - 0.6%

       1,650 Dickinson County Economic Development               4/04 at 102.00       BBB  1,685,558
              Corporation, Michigan, Pollution Control Revenue
              Refunding Bonds, Champion International
              Corporation Project, Series 1993, 5.850%,
              10/01/18
----------------------------------------------------------------------------------------------------
             Tax Obligation/General - 24.2%

       1,000 Anchor Bay School District, Macomb and St. Clair    5/12 at 100.00       AAA  1,105,980
              Counties, Michigan, General Obligation Bonds,
              Series 2002-3, 5.500%, 5/01/18

       1,175 Birmingham, Michigan, General Obligation Bonds,    10/12 at 100.50       AAA  1,232,305
              Series 2002, 5.000%, 10/01/21

       1,625 Brighton Township Sanitary Sewer Drainage           4/09 at 100.00       AAA  1,757,763
              District, Livingston County, Michigan, Limited
              Tax General Obligation Bonds, Series 2000,
              5.250%, 10/01/19 - FSA Insured

       1,020 Caledonia Community Schools, Kent, Allegan and      5/13 at 100.00       AAA  1,089,921
              Barry Counties, Michigan, General Obligation
              Bonds, Series 2003, 5.250%, 5/01/22

       1,195 Carman-Ainsworth Community School District,         5/12 at 100.00       AAA  1,316,257
              Genesee County, Michigan, General Obligation
              Bonds, Series 2002, 5.500%, 5/01/19 - FGIC
              Insured

       1,500 Clarkston Community Schools, Michigan, General      5/07 at 100.00       AAA  1,581,015
              Obligation Bonds, School Bond Loan Fund - QSBLF,
              Series 1997, 5.250%, 5/01/23 - MBIA Insured

       1,800 Coopersville Area Public Schools, Ottawa and        5/09 at 100.00       AAA  1,822,518
              Muskegon Counties, Michigan, Unlimited Tax
              General Obligation School Building and Site
              Bonds, Series 1999, 5.000%, 5/01/29 - MBIA
              Insured

       2,520 Detroit, Michigan, Unlimited Tax General            4/10 at 101.00       AAA  2,806,852
              Obligation Bonds, Series 1999B, 5.500%, 4/01/18
              - MBIA Insured

----
25

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

    $  1,000 Detroit School District, Wayne County, Michigan,    5/13 at 100.00       AAA $ 1,066,180
              General Obligation Bonds, Series 2002A,
              5.375%, 5/01/24 - FGIC Insured

             Detroit School District, Wayne County, Michigan,
             Unlimited General Obligation Tax School Building
             and Site Improvement Bonds, Series 2001A:
       2,000  5.500%, 5/01/21 - FSA Insured                      5/12 at 100.00       AAA   2,183,560
         250  5.125%, 5/01/31 - FSA Insured                      5/12 at 100.00       AAA     257,102

       1,000 Frankenmuth School District, Saginaw and Tuscola    5/10 at 100.00       AAA   1,121,900
              Counties, Michigan, Unlimited Tax General
              Obligation School Building and Site Bonds,
              Series 2000, 5.625%, 5/01/16 - FGIC Insured

       2,430 Garden City School District, Wayne County,          5/04 at 101.00       AAA   2,507,128
              Michigan, Unlimited Tax General Obligation
              Refunding Bonds, Series 1994, 6.400%, 5/01/11 -
              FSA Insured

       2,000 Garden City School District, Wayne County,          5/11 at 100.00       AAA   2,037,800
              Michigan, General Obligation Refunding Bonds,
              Series 2001, 5.000%, 5/01/26

       5,600 Grand Ledge Public Schools, Eaton, Clinton and      5/05 at 102.00       AAA   5,918,976
              Ionia Counties, Michigan, General Obligation
              Refunding Bonds, Series 1995, 5.375%, 5/01/24 -
              MBIA Insured

       4,350 Hartland Consolidated School District, Livingston   5/11 at 100.00       AAA   4,469,538
              County, Michigan, General Obligation Refunding
              Bonds, Series 2001, 5.125%, 5/01/29

       1,000 Hastings Area School System, Barry County,          5/11 at 100.00       AAA   1,018,900
              Michigan, Unlimited Tax General Obligation
              Building and Site Bonds, Series 2001, 5.000%,
              5/01/26 - MBIA Insured

       2,000 Jonesville Community Schools, Hillsdale and         5/09 at 100.00       AAA   2,210,340
              Jackson Counties, Michigan, Unlimited Tax
              General Obligation Building and Site Bonds,
              Series 1999, 5.750%, 5/01/29 - FGIC Insured

       1,000 Municipal Building Authority of Livonia, Wayne      5/10 at 100.00       AAA   1,016,320
              County, Michigan, Building Authority Bonds,
              Series 2001, 5.000%, 5/01/27 - FGIC Insured

       2,700 Livonia Public Schools District, Wayne County,        No Opt. Call       AAA   2,401,002
              Michigan, School Building and Site Bonds, Series
              1992II, General Obligation-Unlimited Tax,
              0.000%, 5/01/08 - FGIC Insured

       2,000 Livonia Public Schools District, Wayne County,      5/10 at 100.00       AAA   2,250,680
              Michigan, School Building and Site Bonds,
              General Obligation - Unlimited Tax, Series 2000,
              5.875%, 5/01/25 - FGIC Insured

       2,800 Michigan Municipal Bond Authority, Local              No Opt. Call       AAA   2,480,212
              Government Loan Program Revenue Bonds, Pontiac
              School District, Series 1991C, 0.000%, 6/15/08 -
              FSA Insured

       3,000 State of Michigan, General Obligation Bonds,        5/13 at 100.00       AAA   3,239,340
              Environmental Protection Program, Series 2003A,
              5.250%, 5/01/21

             Okemos Public Schools, County of Ingham, State of
             Michigan, Refunding Bonds, Series 1993:
       1,000  0.000%, 5/01/17 - MBIA Insured                       No Opt. Call       AAA     545,910
       1,020  0.000%, 5/01/18 - MBIA Insured                       No Opt. Call       AAA     525,565

       1,500 Portage Lake Water and Sewage Authority, Houghton  10/05 at 102.00       AAA   1,652,370
              County, Michigan, General Obligation Limited Tax
              Refunding Bonds, 6.200%, 10/01/20 - AMBAC Insured

       1,235 Rochester Community School District, Oakland and    5/10 at 100.00       AAA   1,396,649
              Macomb Counties, Michigan, General Obligation
              Bonds, Series 2000I, 5.750%, 5/01/19 - FGIC
              Insured

       3,000 Southgate Community School District, County of      5/09 at 100.00       AAA   3,046,140
              Wayne, State of Michigan, General Obligation
              Bonds, Series 1999, 5.000%, 5/01/25 - FGIC
              Insured

       2,500 Taylor Building Authority, Wayne, Michigan,         3/10 at 100.00       AAA   2,699,000
              Limited Tax General Obligation Bonds, Series
              2000, 5.125%, 3/01/17 - AMBAC Insured

       3,270 West Ottawa Public Schools, Ottawa County,            No Opt. Call       AAA   1,785,126
              Michigan, Refunding Bonds, Series
              1992, 0.000%, 5/01/17 - FGIC Insured

       5,175 Williamston Community School District, Michigan,      No Opt. Call       AAA   5,778,716
              Unlimited Tax General Obligation QSBLF Bonds,
              Series 1996, 5.500%, 5/01/25 - MBIA Insured
-----------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 14.3%

       2,000 Detroit, Michigan, Building Authority Revenue       2/07 at 101.00         A   2,137,840
              Bonds, District Court Madison Center, Series
              1996A, 6.150%, 2/01/11

      11,000 Detroit-Wayne County Stadium Authority, Michigan,   2/07 at 102.00       AAA  11,551,650
              Limited Tax General Obligation Building
              Authority Stadium Bonds, Series 1997, 5.250%,
              2/01/27 - FGIC Insured

----
26

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Grand Rapids Downtown Development Authority,
             Michigan, Tax Increment Revenue Bonds, Series
             1994:
    $  3,985  0.000%, 6/01/17 - MBIA Insured                       No Opt. Call       AAA $2,167,282
       3,295  0.000%, 6/01/18 - MBIA Insured                       No Opt. Call       AAA  1,691,291
       1,650  6.875%, 6/01/24 - MBIA Insured                     6/04 at 102.00       AAA  1,729,497

         250 Michigan Municipal Bond Authority, Wayne County,   12/03 at 100.00       AAA    250,710
              Local Government Loan Program Revenue Bonds,
              Series 1991A, 4.750%, 12/01/09 - FGIC Insured

             Michigan State Building Authority, Facilities
             Program Revenue Refunding Bonds, Series 2001I:
       2,720  5.500%, 10/15/19                                  10/11 at 100.00       AA+  3,030,080
       5,000  5.000%, 10/15/24                                  10/11 at 100.00       AA+  5,115,750

       2,000 Michigan State Building Authority, Facilities      10/13 at 100.00       AAA  2,079,760
              Program Revenue Refunding Bonds, Series 2003-II,
              5.000%, 10/15/22 (WI, Settling 12/01/03) - MBIA
              Insured

       1,500 Michigan State, Certificates of Participation,      6/10 at 100.00       AAA  1,654,905
              Series 2000, 5.500%, 6/01/20 - AMBAC Insured

       1,220 Michigan State, Certificates of Participation,      9/11 at 100.00       AAA  1,320,040
              New Center Development, Inc., Series 2001,
              5.375%, 9/01/21 - MBIA Insured

       2,000 Michigan State Trunk Line, Trunk Line Fund Bonds,  11/11 at 100.00       AAA  2,042,560
              Series 2001A, 5.000%, 11/01/25

       6,000 The House of Representatives of the State of          No Opt. Call       AAA  2,231,760
              Michigan, Certificates of Participation,
              0.000%, 8/15/23 - AMBAC Insured

       1,085 Romulus Tax Increment Finance Authority, Wayne     11/06 at 100.00       N/R  1,142,657
              County, Michigan, Limited Obligation Development
              Revenue Bonds, Series 1994, 6.750%, 11/01/19
----------------------------------------------------------------------------------------------------
             Transportation - 1.1%

       3,000 Wayne County, Michigan, Airport Revenue Bonds,     12/08 at 101.00       AAA  3,041,760
              Detroit Metropolitan Wayne County
              Airport, Series 1998B, 5.000%, 12/01/28
----------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 21.5%

       1,000 Battle Creek Downtown Development Authority,        5/04 at 102.00    N/R***  1,047,190
              Calhoun County, Michigan, Development
              Bonds, Series 1994, 7.600%, 5/01/16
              (Pre-refunded to 5/01/04)

       1,800 Battle Creek Tax Increment Finance Authority,       5/04 at 102.00     A-***  1,884,006
              Michigan, Tax Increment Finance Authority
              Bonds, Series 1994, 7.400%, 5/01/16
              (Pre-refunded to 5/01/04)

         235 Puerto Rico, The Children's Trust Fund, Tobacco     7/10 at 100.00       AAA    264,274
              Settlement Asset-Backed Bonds, Series
              2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)

       5,000 Detroit, Michigan, Downtown Development             7/06 at 102.00       AAA  5,679,000
              Authority, Tax Increment Refunding Bonds,
              Development Area 1 Projects, Series 1996C,
              6.250%, 7/01/25 (Pre-refunded to 7/01/06)

       2,500 Detroit, Michigan, Sewage Disposal System Revenue   1/10 at 101.00       AAA  2,944,975
              Bonds, Series 1999A, 5.875%,
              7/01/27 (Pre-refunded to 1/01/10) - FGIC Insured

       6,500 Detroit, Michigan, Sewage Disposal System Revenue   1/10 at 101.00       AAA  8,723,520
              Bonds, Residual Option Long Series II-R-103,
              10.250%, 7/01/20 (IF) (Pre-refunded to 1/01/10)

       2,000 Detroit, Michigan, Water Supply System Senior       1/10 at 101.00       AAA  2,339,640
              Lien Revenue Bonds, Series 1999A, 5.750%,
              7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured

       1,500 Grand Rapids Township Economic Development          7/09 at 101.00     A-***  1,726,890
              Corporation, Michigan, Limited Obligation
              Revenue Bonds, Porter Hills Obligated Group,
              Cook Valley Estate Project, Series 1999, 5.450%,
              7/01/29 (Pre-refunded to 7/01/09)

       1,000 Holt Public Schools, Ingham and Eaton Counties,     5/10 at 100.00       AAA  1,152,780
              Michigan, Unlimited Tax General Obligation
              School Building and Site Bonds, Series 2000A,
              5.500%, 5/01/23 (Pre-refunded to 5/01/10) - FGIC
              Insured

       4,000 Lake Orion Community School District, Oakland       5/05 at 101.00       AAA  4,363,200
              County, Michigan, School Building and Site
              Revenue Refunding Bonds, Series 1994, 7.000%,
              5/01/15 (Pre-refunded to 5/01/05) - AMBAC Insured

       2,000 Macomb Township Building Authority, County of       4/08 at 101.00       AAA  2,328,000
              Macomb, Michigan, Building Authority
              Bonds, Series 2000, 6.000%, 4/01/27
              (Pre-refunded to 4/01/08) - FGIC Insured

             Michigan Municipal Bond Authority, State
             Revolving Fund Revenue Bonds, Series 1994:
       1,000  6.500%, 10/01/14 (Pre-refunded to 10/01/04)       10/04 at 102.00       AAA  1,065,050
       1,000  6.500%, 10/01/17 (Pre-refunded to 10/01/04)       10/04 at 102.00       AAA  1,065,050

----
27

Portfolio of Investments (Unaudited)
NUVEEN MICHIGAN MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $    500 Michigan Municipal Bond Authority, Drinking Water  10/10 at 101.00       AAA $  595,795
              Revolving Fund Revenue Bonds, Series 2000,
              5.875%, 10/01/17 (Pre-refunded to 10/01/10)

       5,000 Michigan State Hospital Finance Authority,         11/09 at 101.00       AAA  6,003,000
              Revenue Bonds, Ascension Health Credit
              Group, Series 1999A, 6.125%, 11/15/26
              (Pre-refunded to 11/15/09)

       2,775 Milan Area Schools, Washtenaw and Monroe            5/10 at 100.00       AAA  3,239,396
              Counties, Michigan, General Obligation School
              Building and Site Bonds, Series 2000A, 5.750%,
              5/01/20 (Pre-refunded to 5/01/10) - FGIC Insured

       1,000 Oakland County Economic Development Corporation,   11/04 at 102.00       Aaa  1,073,070
              Michigan, Limited Obligation Refunding Revenue
              Bonds, Cranbrook Educational Community, Series
              C, 6.900%, 11/01/14 (Pre-refunded to 11/01/04)

       1,215 Potterville Public Schools, County of Easton,       5/09 at 100.00       AAA  1,409,121
              Michigan, School Building and Site Bonds,
              General Obligation - Unlimited Tax, Series 1999,
              5.750%, 5/01/20 (Pre-refunded to 5/01/09) - FSA
              Insured

         180 Saginaw-Midland Municipal Water Supply              9/04 at 102.00     A2***    191,387
              Corporation, Michigan, Limited Tax General
              Obligation Water Supply Revenue Bonds, Series
              1992, 6.875%, 9/01/16 (Pre-refunded to 9/01/04)

       7,000 Vicksburg Community Schools, Kalamazoo and St.       5/06 at 37.24       AAA  2,497,810
              Joseph Counties, Michigan, General Obligation
              Bonds, Series 1991, 0.000%, 5/01/20
              (Pre-refunded to 5/01/06) - MBIA Insured

       2,470 Waterford School District, Oakland County,          6/04 at 101.00       AAA  2,560,921
              Michigan, General Obligation Bonds, Series 1995,
              6.375%, 6/01/14 (Pre-refunded to 6/01/04) - FGIC
              Insured

       5,000 Wayland Union School District, Allegan, Barry and   5/05 at 101.00       AAA  5,401,200
              Kent Counties, Michigan, General Obligation
              Bonds, Series 1994, 6.250%, 5/01/14
              (Pre-refunded to 5/01/05) - FGIC Insured
----------------------------------------------------------------------------------------------------
             Utilities - 6.3%

       1,000 Michigan Public Power Agency, Revenue Bonds,        1/12 at 100.00       AAA  1,045,180
              Combustion Turbine 1 Project, Series 2001A,
              5.250%, 1/01/27 - AMBAC Insured

       3,000 Michigan State South Central Power Agency, Power   11/04 at 102.00      Baa1  3,209,250
              Supply System Refunding Revenue Bonds,
              7.000%, 11/01/11

       1,000 Michigan South Central Power Agency, Power Supply     No Opt. Call      Baa1  1,084,110
              System Revenue Bonds, Series 2000,
              6.000%, 5/01/12

       3,300 Michigan Strategic Fund, Collateralized Limited     9/11 at 100.00        A-  3,400,947
              Obligation Revenue Refunding Pollution Control
              Bonds, Fixed-Rate Conversion, Detroit Edison
              Company, Series 1999C, 5.650%, 9/01/29
              (Alternative Minimum Tax)

       3,500 Michigan Strategic Fund, Limited Obligation         6/04 at 102.00       AAA  3,663,730
              Revenue Refunding Bonds, Detroit Edison Company,
              Series 1994B, 6.450%, 6/15/24 - AMBAC Insured

       1,000 Monroe County Michigan Economic Development           No Opt. Call       AAA  1,306,410
              Corporation, Collateralized, Limited Obligation
              Revenue Refunding Bonds, Detroit Edison Company,
              Series AA, 6.950%, 9/01/22 - FGIC Insured

       1,000 Monroe County, Michigan, Pollution Control            No Opt. Call       AAA  1,049,810
              Revenue Bonds, Detroit Edison Company Project,
              Series 1994A, 6.350%, 12/01/04 (Alternative
              Minimum Tax) - AMBAC Insured

       4,000 Puerto Rico Electric Power Authority, Power           No Opt. Call       AAA  2,181,720
              Revenue Refunding Bonds, Series O,
              0.000%, 7/01/17 -MBIA Insured
----------------------------------------------------------------------------------------------------
             Water and Sewer - 6.0%

       4,455 Detroit, Michigan, Sewage Disposal System Revenue     No Opt. Call       AAA  2,143,390
              Bonds, Series 1999A,
              0.000%, 7/01/19 - FGIC Insured

       3,000 Detroit, Michigan, Sewage Disposal System Senior    7/11 at 100.00       AAA  3,078,180
              Lien Revenue Bonds, Series 2001A, 5.125%,
              7/01/31 - FGIC Insured

             Detroit, Michigan, Water Supply System Senior
              Lien Revenue Bonds, Series 2001A:
       2,500  5.000%, 7/01/30 - FGIC Insured                     7/11 at 100.00       AAA  2,540,125
       3,000  5.500%, 7/01/33 - FGIC Insured                     7/11 at 101.00       AAA  3,207,390

----
28

   Principal                                                     Optional Call                 Market
Amount (000) Description                                           Provisions* Ratings**        Value
-----------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  5,000 Detroit, Michigan, Water Supply System Senior      7/13 at 100.00       AAA $  5,124,247
              Lien Revenue Bonds, Series 2003A,
              5.000%, 7/01/25 - MBIA Insured
-----------------------------------------------------------------------------------------------------
    $278,210 Total Long-Term Investments (cost $247,987,647) -                            265,399,234
              99.3%
-----------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.7%                                           1,912,592
             ---------------------------------------------------------------------------------------
             Net Assets - 100%                                                           $267,311,826
             ---------------------------------------------------------------------------------------

            * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
            ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/R Investment is not rated.
          (WI) Security purchased on a when-issued basis.
          (IF) Inverse floating rate security.




                                See accompanying notes to financial statements.

----
29

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND
November 30, 2003


   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Consumer Discretionary - 0.7%

    $  3,225 The Industrial Development Authority of the City      No Opt. Call       AAA $1,950,641
              of St. Louis, Missouri, Senior Lien Revenue
              Bonds, St. Louis Convention Center Headquarters
              Hotel Project, Series 2000A,
              0.000%, 7/15/15 - AMBAC Insured
----------------------------------------------------------------------------------------------------
             Consumer Staples - 4.3%

       3,000 Cape Girardeau County Industrial Development        5/08 at 101.00       AA-  3,050,790
              Authority, Missouri, Solid Waste Disposal
              Revenue Bonds, Procter & Gamble Products Company
              Project, Series 1998, 5.300%,
              5/15/28 (Alternative Minimum Tax)

       8,100 Missouri State Development Finance Board, Solid       No Opt. Call       AA-  8,491,797
              Waste Disposal Revenue Bonds, Procter & Gamble
              Paper Products Company Project, Series 1999,
              5.200%, 3/15/29 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.9%

       5,000 Curators of the University of Missouri, System     11/13 at 100.00        AA  5,111,750
              Facilities Revenue Bonds, Series 2003A,
              5.000%, 11/01/31

       1,000 Kansas City Metropolitan Community Colleges         7/11 at 100.00       Aaa  1,117,730
              Building Corporation, Missouri, Leasehold
              Revenue Bonds, Junior College District of
              Metropolitan Kansas City, Series 2001,
              5.500%, 7/01/18 - FGIC Insured

       1,000 Missouri Development Finance Board, Cultural       12/11 at 100.00       AAA  1,018,160
              Facilities Revenue Bonds, The Nelson Gallery
              Foundation, Series 2001A, 5.000%, 12/01/30 -
              MBIA Insured

       1,000 Missouri Higher Education Loan Authority, Student   2/04 at 100.00        A2  1,007,850
              Loan Revenue Bonds, Subordinate Lien, Series
              1992, 6.500%, 2/15/06 (Alternative Minimum Tax)

       4,190 Missouri Higher Education Loan Authority, Student   2/04 at 102.00        A2  4,298,186
              Loan Revenue Bonds, Subordinate Lien,
              Series 1994F, 6.750%, 2/15/09 (Alternative
              Minimum Tax)

       1,000 Health and Educational Facilities Authority of        No Opt. Call       AA+  1,158,090
              the State of Missouri, Educational Facilities
              Revenue Bonds, Washington University Issue,
              Series 2001A, 5.500%, 6/15/16

             Health and Educational Facilities Authority of
             the State of Missouri, Educational Facilities
             Revenue Bonds, Maryville University of St. Louis
             Project, Series 1997:
       1,000  5.625%, 6/15/13                                    6/07 at 101.00      Baa2  1,048,410
       1,750  5.750%, 6/15/17                                    6/07 at 101.00      Baa2  1,814,908

       1,100 Health and Educational Facilities Authority of     10/08 at 100.00       N/R  1,065,020
              the State of Missouri, Educational Facilities
              Revenue Bonds, The Barstow School, Series 1998,
              5.250%, 10/01/23

       1,000 Health and Educational Facilities Authority of      1/10 at 100.00        AA  1,081,530
              the State of Missouri, Educational Facilities
              Revenue Bonds, Central Institute for the Deaf,
              Series 1999, 5.850%, 1/01/22-RAAI Insured

         900 Health and Educational Facilities Authority of      6/08 at 102.00        A1    951,264
              the State of Missouri, Educational Facilities
              Revenue Bonds, Stephens College Issue, Series
              1999, 6.000%, 6/01/24

       3,375 Health and Educational Facilities Authority of      6/10 at 100.00      Baa2  3,570,986
              the State of Missouri, Educational Facilities
              Revenue Bonds, Maryville University of St. Louis
              Project, Series 2000, 6.750%, 6/15/30

       1,360 Health and Educational Facilities Authority of      4/11 at 100.00       Aaa  1,518,086
              the State of Missouri, Educational Facilities
              Revenue Bonds, Webster University, Series 2001,
              5.500%, 4/01/18 - MBIA Insured

             The Industrial Development Authority of the City
             of St. Louis, Missouri, Revenue Bonds, Kiel
             Center Multipupose Arena Project, Series 1992:
         650  7.625%, 12/01/09 (Alternative Minimum Tax)        12/03 at 101.00       N/R    654,440
       1,000  7.750%, 12/01/13 (Alternative Minimum Tax)        12/03 at 101.00       N/R  1,006,620
         500  7.875%, 12/01/24 (Alternative Minimum Tax)        12/03 at 101.00       N/R    504,615

       2,060 Southeast Missouri State, University System         4/11 at 100.00       Aaa  2,099,799
              Facilities Revenue Refunding and Improvement
              Bonds, Series 2001, 5.000%, 4/01/26 - MBIA
              Insured
----------------------------------------------------------------------------------------------------
             Healthcare - 8.5%

       1,000 Health and Educational Facilities Authority of      6/11 at 101.00       AAA  1,037,140
              the State of Missouri, Health Facilities Revenue
              Bonds, Saint Luke's Episcopal-Presbyterian
              Hospitals, Series 2001, 5.250%, 12/01/26 - FSA
              Insured

       1,000 Health and Educational Facilities Authority of      5/13 at 100.00        AA  1,024,850
              the State of Missouri, Health Facilities Revenue
              Bonds, BJC Health System, Series 2003, 5.125%,
              5/15/25

----
30

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  2,750 Health and Educational Facilities Authority of      2/14 at 100.00      BBB+ $2,747,773
              the State of Missouri, Health Facilities Revenue
              Bonds, Lake Regional Health System, Series 2003,
              5.700%, 2/15/34 (WI, Settling 12/10/03)

             Health and Educational Facilities Authority of
             the State of Missouri, Health Facilities Revenue
             Bonds, Freeman Health System Project, Series 1998:
       1,500  5.250%, 2/15/18                                    2/08 at 102.00      BBB+  1,485,810
       1,300  5.250%, 2/15/28                                    2/08 at 102.00      BBB+  1,234,194

         500 Health and Educational Facilities Authority of     11/06 at 100.00      BBB+    488,805
              the State of Missouri, Health Facilities Revenue
              Bonds, Capital Region Medical Center, Series
              1998, 5.250%, 11/01/23

       2,000 Health and Educational Facilities Authority of     12/10 at 101.00         A  2,108,680
              the State of Missouri, Health Facilities Revenue
              Bonds, Saint Anthony's Medical Center, Series
              2000, 6.250%, 12/01/30

             Health and Educational Facilities Authority of
             the State of Missouri, Health Facilities Revenue
             Bonds, Lester Cox Medical Center, Series 1992H:
       2,650  0.000%, 9/01/17 - MBIA Insured                       No Opt. Call       AAA  1,413,616
       4,740  0.000%, 9/01/21 - MBIA Insured                       No Opt. Call       AAA  1,999,522
       6,300  0.000%, 9/01/22 - MBIA Insured                       No Opt. Call       AAA  2,499,273

       1,000 New Liberty Hospital District, Missouri, Revenue   12/11 at 100.00       AAA  1,031,610
              Bonds, Series 2001, 5.000%, 12/01/21 - AMBAC
              Insured

       2,000 North Kansas City, Missouri, North Kansas City     11/13 at 100.00       AAA  2,061,840
              Hospital and Affiliate, Hospital Revenue Bonds,
              Series 2003A, 5.125%, 11/15/33 - FSA Insured

       2,880 Taney County Industrial Development Authority,      5/08 at 101.00       BBB  2,721,370
              Missouri, Hospital Revenue Bonds, Skaggs
              Community Hospital Association, Series 1998,
              5.400%, 5/15/28

         950 Texas County, Missouri, Hospital Revenue Bonds,     6/10 at 100.00       N/R    944,832
              Texas County Memorial Hospital, Series 2000,
              7.250%, 6/15/25
----------------------------------------------------------------------------------------------------
             Housing/Multifamily - 10.7%

             Clay County Industrial Development Authority,
             Missouri, GNMA Multifamily Housing Revenue Bonds,
             Oak Creek Apartments, Series 2002:
       1,320  6.125%, 7/20/25 (Alternative Minimum Tax)          7/13 at 105.00       AAA  1,378,159
       2,530  6.300%, 1/20/38 (Alternative Minimum Tax)          7/13 at 103.00       AAA  2,614,780

       1,630 The Industrial Development Authority of the City   10/09 at 100.00       AAA  1,696,634
              of Lees Summit, Missouri, Multifamily Housing
              Revenue Bonds, Crossroads of Lees Summit
              Apartments Project, Series 1999A, 6.100%,
              4/01/24 (Alternative Minimum Tax) - FSA Insured

       1,675 Missouri Housing Development Commission, Housing    1/04 at 100.00       AA+  1,675,754
              Development Refunding Bonds, Federally Insured
              Mortgage Loans, 6.600%, 7/01/24

         885 Missouri Housing Development Commission,           12/05 at 103.00       N/R    894,062
              Multifamily Housing Revenue Bonds, Primm Place
              Apartments Project, Series 1995A, 6.250%,
              12/01/17 (Alternative Minimum Tax)

       2,690 Missouri Housing Development Commission,            4/08 at 102.00       N/R  2,433,240
              Multifamily Housing Revenue Bonds, The Mansion
              Apartments Phase II Project, Series 1999,
              6.125%, 10/01/22 (Alternative Minimum Tax)

             Missouri Housing Development Commission,
             Multifamily Housing Revenue Bonds, JB Hughes
             Apartments I & II - GNMA Collateralized Mortgage
             Loan, Series 2002G:
         289  6.200%, 5/20/19                                    5/12 at 105.00       Aaa    306,011
         975  6.300%, 5/20/37                                    5/12 at 105.00       Aaa  1,020,981

       1,805 St. Louis County Industrial Development             1/09 at 105.00       AAA  1,833,338
              Authority, Missouri, Housing Revenue Refunding
              Bonds, Southfield and Oak Forest II Apartments,
              GNMA Collateral, Subordinate Lien, Series 2002A,
              5.200%, 1/20/36

       2,000 Housing Authority of St. Louis County, Missouri,    3/05 at 102.00       AAA  2,077,280
              Multifamily Housing Revenue Refunding Bonds,
              Kensington Square Apartments Project, Series
              1995, 6.650%, 3/01/20

       9,105 The Industrial Development Authority of the         8/06 at 105.00       AAA  9,767,025
              County of St. Louis, Missouri, Multifamily
              Housing Revenue Bonds, Series 1996A, GNMA
              Mortgage-Backed Securities-Covington Manor
              Apartments, 6.875%, 8/20/36 (Alternative Minimum
              Tax)

       1,890 Land Clearance for Redevelopment Authority of the   5/04 at 101.00       AAA  1,916,989
              City of St. Louis, Missouri, Multifamily
              Mortgage Refunding Bonds, Series 1993,
              FHA-Insured Mortgage Loan - St. Louis Place
              Apartments, 6.250%, 8/01/27

----
31

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

    $    925 The Industrial Development Authority, University    8/07 at 102.00       Aaa $  967,485
              City, Missouri Revenue Refunding Bonds, Series
              1997A, GNMA Collateralized - River Valley
              Apartments, 5.900%, 2/20/37
----------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.5%

         400 Greene County, Missouri, Collateralized Single        No Opt. Call       AAA    432,496
              Family Mortgage Revenue Bonds, Series 1996,
              6.300%, 12/01/22 (Alternative Minimum Tax)

         585 Missouri Housing Development Commission, Single     1/07 at 102.00       AAA    607,844
              Family Mortgage Revenue Bonds, Homeownership
              Loan Program, Series 1996D, 6.125%, 3/01/28
              (Alternative Minimum Tax)

         230 Missouri Housing Development Commission,            3/07 at 105.00       AAA    236,675
              Homeownership Loan Program Single Family
              Mortgage Revenue Bonds, Series 1997A-2, 7.300%,
              3/01/28 (Alternative Minimum Tax)

         530 Missouri Housing Development Commission, Single     3/06 at 105.00       AAA    542,158
              Family Mortgage Revenue Bonds, Homeownership
              Loan Program, Series 1995C, 7.250%, 9/01/26
              (Alternative Minimum Tax)

             Missouri Housing Development Commission, Single
             Family Mortgage Revenue Bonds, Homeownership Loan
             Program, Series 1995B Remarketing:
         645  6.375%, 9/01/20 (Alternative Minimum Tax)          9/06 at 102.00       AAA    677,418
         515  6.450%, 9/01/27 (Alternative Minimum Tax)          9/06 at 102.00       AAA    539,200

         495 Missouri Housing Development Commission, Single     9/06 at 105.00       AAA    498,024
              Family Mortgage Revenue Bonds, Homeownership
              Loan Program, Series 1996B, 7.550%, 9/01/27
              (Alternative Minimum Tax)

             Missouri Housing Development Commission, Single
             Family Mortgage Revenue Bonds, GNMA
             Mortgage-Backed Securities Program, 1994 Series A:
          70  6.700%, 12/01/07 (Alternative Minimum Tax)        12/04 at 102.00       AAA     72,138
         315  7.125%, 12/01/14 (Alternative Minimum Tax)        12/04 at 102.00       AAA    323,489
         135  7.200%, 12/01/17 (Alternative Minimum Tax)        12/04 at 102.00       AAA    138,727

         355 Missouri Housing Development Commission, Single     3/08 at 105.00       AAA    365,469
              Family Mortgage Revenue Bonds, Homeownership
              Loan Program, Series 1998B-2, 6.400%, 3/01/29
              (Alternative Minimum Tax)

       1,310 Missouri Housing Development Commission,            9/09 at 100.00       AAA  1,378,526
              Homeownership Loan Program, Single Family
              Mortgage Revenue Bonds, Series 2000A-1, 6.300%,
              9/01/25

         700 Missouri Housing Development Commission, Single     3/10 at 100.00       AAA    738,752
              Family Mortgage Revenue Bonds, Homeownership
              Loan Program, Series 2000B-1, 6.200%, 9/01/25
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------
             Long-Term Care - 10.1%

       4,250 Kansas City Industrial Development Authority,      11/08 at 102.00       N/R  3,694,907
              Missouri, Retirement Center Revenue Refunding
              and Improvement Bonds, Kingswood Project, Series
              1998A, 5.875%, 11/15/29

       1,000 The Industrial Development Authority of the City    8/05 at 102.00       N/R  1,053,880
              of Lees Summit, Missouri, Health Facilities
              Revenue Bonds, John Knox Village Project, Series
              1995, 6.625%, 8/15/13

       5,000 The Industrial Development Authority of the City    8/09 at 101.00       N/R  5,315,150
              of Lees Summit, Missouri, Health Facilities
              Revenue Bonds, John Knox Village Project, Series
              1999, 6.000%, 8/15/17

       1,500 The Industrial Development Authority of the City    8/12 at 101.00       N/R  1,546,680
              of Lees Summit, Missouri, Health Facilities
              Revenue Bonds, John Knox Village Project, Series
              2002, 5.700%, 8/15/22

       1,285 Missouri Development Finance Board, Healthcare     11/11 at 100.00        A2  1,321,597
              Facilities Revenue Bonds, Lutheran Home for the
              Aged Project, Series 2001A, 5.600%, 11/01/21

       3,750 Health and Educational Facilities Authority of      2/06 at 102.00       N/R  3,860,025
              the State of Missouri, Health Facilities Revenue
              Bonds, Lutheran Senior Services, Series 1996A,
              6.375%, 2/01/27

       3,500 Health and Educational Facilities Authority of      2/07 at 102.00       N/R  3,555,755
              the State of Missouri, Health Facilities Revenue
              Bonds, Lutheran Senior Services, Series 1997,
              5.875%, 2/01/23

             The Industrial Development Authority of the
             County of St. Louis, Missouri, Refunding Revenue
             Bonds, Friendship Village of West County, Series
             1996A:
         865  5.750%, 9/01/05                                      No Opt. Call       N/R    877,456
       1,800  6.250%, 9/01/10                                    9/06 at 102.00       N/R  1,898,334

       2,425 The Industrial Development Authority of the         8/05 at 104.00       AAA  2,685,809
              County of St. Louis, Missouri, Healthcare
              Facilities Revenue Bonds, GNMA Collateralized,
              Mother of Perpetual Help, Series 1995, 6.250%,
              8/01/28

----
32

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Long-Term Care (continued)

    $  1,200 The Industrial Development Authority of the         3/10 at 102.00       AAA $1,246,944
              County of St. Louis, Missouri, Healthcare
              Facilities Revenue Bonds, GNMA Collateralized,
              Mary, Queen and Mother Association Project,
              Series 2001, 5.400%, 9/20/34
----------------------------------------------------------------------------------------------------
             Materials - 0.4%

       1,000 Sugar Creek, Missouri, Industrial Development       6/13 at 101.00       BBB    990,050
              Revenue Bonds, Lafarge North America, Inc.,
              Series 2003A, 5.650%, 6/01/37 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------
             Tax Obligation/General - 8.5%

       2,000 Cass County Reorganized School District R-II,       3/12 at 100.00       AAA  2,147,300
              Raymore and Peculiar, Missouri, General
              Obligation Bonds, Series 2002, 5.250%, 3/01/20 -
              FSA Insured

         540 Clay County Public School District 53, Liberty,     3/12 at 100.00       AA+    572,600
              Missouri, General Obligation Bonds, Series
              2001C, 5.200%, 3/01/21

       1,280 Clay County Public School District 53, Liberty,     3/12 at 100.00       AAA  1,324,992
              Missouri, General Obligation Bonds, Series
              2002B, 5.000%, 3/01/22 - FSA Insured

       2,500 Hickman Mills C-1 School District, Jackson          3/13 at 100.00       AAA  2,619,675
              County, Missouri, General Obligation Bonds,
              Series 2003, 5.000%, 3/01/21 - FSA Insured

       1,000 Jackson County R-7 School District, Lees Summit,    3/12 at 100.00       AAA  1,083,820
              Missouri, General Obligation Refunding and
              Improvement Bonds, Series 2002, 5.250%, 3/01/18
              - FSA Insured

       1,000 Jefferson City School District, Missouri, General     No Opt. Call       Aa2  1,210,040
              Obligation Bonds, Series 1991A, 6.700%, 3/01/11

       3,000 State of Missouri, General Obligation Bonds,       10/12 at 100.00       AAA  3,227,190
              Series 2002A, Fourth State Building Refunding,
              5.000%, 10/01/18

         750 Bolivar R-1 School District of Polk County,         3/10 at 100.00       AA+    843,225
              Missouri, General Obligation Bonds, Missouri
              Direct Deposit Program, Series 2000, 5.700%,
              3/01/20

       1,345 Pattonville R-3 School District, St. Louis            No Opt. Call       AAA  1,663,308
              County, Missouri, General Obligation Bonds,
              Series 2000, 6.500%, 3/01/14 - FGIC Insured

       3,000 The Board of Education of the City of St. Louis,    4/12 at 100.00       AA+  3,231,600
              Missouri, General Obligation Bonds, Series
              2002A, 5.250%, 4/01/19

             The School District of Springfield, Missouri,
             General Obligation Bonds, Series 2003:
       3,000  5.000%, 3/01/22 - FGIC Insured                     3/13 at 100.00       AAA  3,122,730
       1,500  5.000%, 3/01/23 - FGIC Insured                     3/13 at 100.00       AAA  1,551,000
----------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 17.9%

         950 Brentwood, Missouri, Tax Increment Refunding        4/09 at 100.00        AA    966,730
              Bonds, Promenade Project, Series 2002,
              4.700%, 4/01/19 - RAAI Insured

       1,875 Christian County Public Building Corporation,       6/10 at 100.00        AA  2,062,106
              Missouri, Leasehold Revenue Bonds, Justice
              Center Project, Series 2000, 5.450%, 6/01/15 -
              RAAI Insured

       1,025 Excelsior Springs School District, Missouri,          No Opt. Call       AAA    666,834
              Leasehold Revenue Bonds, Series 1994,
              0.000%, 3/01/14 - CAP GTY/FSA Insured

       2,750 Fenton, Missouri, Tax Increment Refunding and      10/12 at 100.00       N/R  2,806,128
              Improvement Bonds, Gravois Bluffs Project,
              Series 2002, 6.125%, 10/01/21

       3,000 Harrisonville, Missouri, Lease Participation       12/13 at 100.00       AAA  3,121,020
              Certificates, Series 2003, 5.000%, 12/01/22 -
              XLCA Insured

       4,240 Howard Bend Levee District, St. Louis County,       3/09 at 101.00       N/R  4,416,681
              Missouri, Levee District Improvement Bonds,
              Series 1999, 5.850%, 3/01/19

       2,000 Jackson County Public Building Corporation,        12/13 at 100.00       Aa3  2,046,820
              Missouri, Leasehold Revenue Bonds, Capital
              Improvement Projects, Series 2003, 5.000%,
              12/01/28

       1,200 Kansas City Land Clearance Redevelopment           12/05 at 102.00       AAA  1,325,580
              Authority, Missouri, Lease Revenue Bonds,
              Municipal Auditorium and Muehlebach Hotel
              Redevelopment Projects, Series 1995A, 5.900%,
              12/01/18 - CAP GTY/FSA Insured

             Mehlville R-9 School District, St. Louis County,
             Missouri, Certificates of Participation, Capital
             Improvement Projects, Series 2002:
       1,275  5.500%, 9/01/17 - FSA Insured                      9/12 at 100.00       AAA  1,419,534
       1,000  5.500%, 9/01/18 - FSA Insured                      9/12 at 100.00       AAA  1,106,340

----
33

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  1,500 Missouri Development Finance Board,                 4/10 at 100.00       AAA $1,687,920
              Infrastructure Facilities Revenue Bonds, Kansas
              City Midtown Redevelopment Projects, Series
              2000A, 5.750%, 4/01/22 - MBIA Insured

       4,000 Missouri Development Finance Board,                 4/11 at 100.00        A+  4,056,880
              Infrastructure Facilities Revenue Bonds, City of
              Independence, Santa Fe Redevelopment Project,
              Series 2001, 5.250%, 4/01/23

       2,000 Missouri Development Finance Board,                 3/10 at 100.00       N/R  2,014,480
              Infrastructure Facilities Revenue Bonds,
              Riverside-Quindaro Bend Levee District of Platte
              County, L-385 Project, Series 2001, 5.800%,
              3/01/20

         450 Monarch-Chesterfield Levee District, St. Louis      3/10 at 101.00       AAA    511,146
              County, Missouri, Levee District Improvement
              Bonds, Series 1999, 5.750%, 3/01/19 - MBIA
              Insured

       1,705 O'Fallon, Missouri, Certificates of                 2/12 at 100.00       Aaa  1,875,347
              Participation, Series 2002, 5.250%, 2/01/15 -
              MBIA Insured

             Puerto Rico Highway and Transportation Authority,
             Highway Revenue Bonds, Series 1996Y:
         900  5.500%, 7/01/36                                    7/16 at 100.00         A    958,716
       4,500  5.000%, 7/01/36                                    7/16 at 100.00         A  4,536,225

       3,000 Puerto Rico Public Buildings Authority,               No Opt. Call        A-  3,317,340
              Guaranteed Government Facilities Revenue Bonds,
              Series 1993L, 5.500%, 7/01/21

       1,240 St. Louis, Missouri, Municipal Finance              2/12 at 100.00       Aaa  1,403,085
              Corporation, Leasehold Revenue Bonds, Series
              2002A, Carnahan Courthouse Project, 5.750%,
              2/15/17 - FGIC Insured

       1,750 Regional Convention and Sports Complex Authority,   8/07 at 100.00       AAA  1,887,830
              City of St. Louis, Missouri, Convention and
              Sports Facility Project and Refunding Bonds,
              Series 1997C, 5.300%, 8/15/20 - AMBAC Insured

       2,950 The Public Building Corporation of the City of      6/10 at 100.00       AAA  3,427,015
              Springfield, Missouri, Leasehold Revenue Bonds,
              Jordan Valley Park Projects, Series 2000A,
              6.125%, 6/01/21 - AMBAC Insured

       1,945 Springfield, Missouri, City Center Development      6/12 at 100.00       Aaa  1,986,759
              Corporation, Leasehold Revenue Bonds, Jordan
              Valley Park Exposition Center, Series 2002A,
              5.000%, 6/01/27 - AMBAC Insured
----------------------------------------------------------------------------------------------------
             Transportation - 10.0%

       5,250 Missouri-Illinois Metropolitan District Bi-State   10/13 at 100.00       AAA  5,351,903
              Development Agency, Mass Transit Sales Tax
              Appropriation Bonds, Metrolink Cross County
              Extension Project, Series 2002B,
              5.000%, 10/01/32 - FSA Insured

       2,000 Kansas City, Missouri, Passenger Facility Charge    4/11 at 101.00       AAA  2,027,440
              Revenue Bonds, Kansas City International
              Airport, Series 2001, 5.000%, 4/01/23
              (Alternative Minimum Tax) - AMBAC Insured

       2,000 Puerto Rico Ports Authority, Special Facilities     6/06 at 102.00       CCC  1,321,480
              Revenue Bonds, American Airlines, Inc. Project,
              Series 1996A, 6.250%, 6/01/26 (Alternative
              Minimum Tax)

       1,000 The City of St. Louis, Missouri, Airport Revenue    7/07 at 101.00       AAA  1,018,020
              Bonds, 1997 Capital Improvement Program,
              Lambert-St. Louis International Airport, Series
              1997B, 5.250%, 7/01/27 (Alternative Minimum Tax)
              - FGIC Insured

             The City of St. Louis, Missouri, Airport Revenue
             Bonds, Series 2001A, Airport Development Program:
       5,000  5.000%, 7/01/26 - MBIA Insured                     7/11 at 100.00       AAA  5,083,450
       1,000  5.250%, 7/01/31 - MBIA Insured                     7/11 at 100.00       AAA  1,041,540

             The City of St. Louis, Missouri, Airport Revenue
             Refunding Bonds, Series 2003A:
       3,450  5.250%, 7/01/16 - FSA Insured                      7/13 at 100.00       AAA  3,809,421
       1,000  5.250%, 7/01/18 - FSA Insured                      7/13 at 100.00       AAA  1,090,820

             Land Clearance for Redevelopment Authority of the
             City of St. Louis, Missouri, Tax Exempt Parking
             Facility Revenue Refunding and Improvement Bonds,
             LCRA Parking Facilities Project, Series 1999C:
       1,000  7.000%, 9/01/19                                    9/09 at 102.00       N/R  1,072,560
       2,400  7.050%, 9/01/24                                    9/09 at 102.00       N/R  2,566,536

       2,250 St. Louis, Missouri, Parking Revenue Refunding     12/06 at 102.00       AAA  2,440,463
              Bonds, Series 1996, 5.375%, 12/15/21 - MBIA
              Insured
----------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 8.2%

       2,285 Branson Public Building Corporation, Missouri,     11/06 at 101.00   BBB+***  2,599,896
              Leasehold Revenue Bonds, City Hall and Fire
              Station Improvement Projects, Series 1995,
              6.250%, 11/01/12 (Pre-refunded to 11/01/06)

       4,500 Cape Girardeau County, Missouri, Single Family        No Opt. Call       Aaa  2,841,570
              Mortgage Revenue Bonds, Series 1983, 0.000%,
              12/01/14

         575 Puerto Rico, The Children's Trust Fund, Tobacco     7/10 at 100.00       AAA    646,628
              Settlement Asset-Backed Bonds, Series
              2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)

----
34

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $    235 Greene County, Missouri, Single Family Mortgage Revenue Bonds, Series 1984, 0.000%, 3/01/16

       2,000 Jackson County Public Finance Authority, Missouri, Leasehold Revenue Refunding and Improvement
              Bonds, Capital Improvement Projects, Series 1994, 6.125%, 12/01/15 (Pre-refunded to
              12/01/04) - MBIA Insured

       4,000 Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 1994B, 6.875%, 9/01/14
              (Pre-refunded to 9/01/04) - FSA Insured

             Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds,
             BJC Health System, Series 1994A:
       2,395  6.750%, 5/15/14
         650  6.500%, 5/15/20

       3,630 Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue
              Bonds, University of Health Sciences Project, Series 1994, 6.350%, 6/01/14
              (Pre-refunded to 6/01/04)

         600 Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue
              Bonds, St. Louis University High School, Series 1994, 6.350%, 10/01/14 (Pre-refunded to 10/01/04)

         340 State Environmental Improvement and Energy Resources Authority, Missouri, Water Pollution Control
              Revenue Bonds, State Revolving Fund Program - Multiple Participant Series, Series 1994B,
              7.200%, 7/01/16 (Pre-refunded to 7/01/04)

         750 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B,
              6.000%, 7/01/39 (Pre-refunded to 7/01/10)
--------------------------------------------------------------------------------------------------------------------
             Utilities - 4.5%

       2,710 Columbia, Missouri, Water and Electric Revenue Bonds, Series 2002A,
              5.000%, 10/01/26 - AMBAC Insured

       1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II,
              5.125%, 7/01/26 - FSA Insured

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN,
              5.250%, 7/01/23 - MBIA Insured

       2,000 City of Sikeston, Missouri, Electric System Revenue Bonds, Series 1992,
              6.200%, 6/01/10 - MBIA Insured

       3,030 City of Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996,
              6.000%, 6/01/14 - MBIA Insured
--------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 2.5%

       1,825 Kansas City, Missouri, Sewerage System Revenue Bonds, Series 2002D-1, 5.375%, 1/01/22

       1,635 Missouri State Environmental Improvement and Energy Resources Authority, Water Facilities Refunding
              Revenue Bonds, Tri-County Water Authority Project, Series 1999, 6.000%, 4/01/22 - RAAI Insured

         490 Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control
              Revenue Bonds, State Revolving Fund, City of Springfield Project, Series 1990A, 7.000%, 10/01/10

         365 Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control
              Revenue Bonds, State Revolving Fund, Multi-Participant Program, Series 1992A, 6.550%, 7/01/14

         260 Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control
              Revenue Bonds, State Revolving Fund Program - Multiple Participant Series, Series 1994B,
              7.200%, 7/01/16

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Greene County, Missouri, Single Family Mortgage Revenue Bonds, Series 1984, 0.000%, 3/01/16               No Opt. Call       Aaa

Jackson County Public Finance Authority, Missouri, Leasehold Revenue Refunding and Improvement         12/04 at 100.00       AAA
 Bonds, Capital Improvement Projects, Series 1994, 6.125%, 12/01/15 (Pre-refunded to
 12/01/04) - MBIA Insured

Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 1994B, 6.875%, 9/01/14         9/04 at 101.00       AAA
 (Pre-refunded to 9/01/04) - FSA Insured

Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds,
BJC Health System, Series 1994A:
 6.750%, 5/15/14                                                                                         No Opt. Call    Aa3***
 6.500%, 5/15/20                                                                                       5/04 at 102.00    Aa3***

Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue    6/04 at 102.00     A1***
 Bonds, University of Health Sciences Project, Series 1994, 6.350%, 6/01/14
 (Pre-refunded to 6/01/04)

Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue   10/04 at 101.00     A2***
 Bonds, St. Louis University High School, Series 1994, 6.350%, 10/01/14 (Pre-refunded to 10/01/04)

State Environmental Improvement and Energy Resources Authority, Missouri, Water Pollution Control       7/04 at 102.00       Aaa
 Revenue Bonds, State Revolving Fund Program - Multiple Participant Series, Series 1994B,
 7.200%, 7/01/16 (Pre-refunded to 7/01/04)

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B,                  7/10 at 101.00      A***
 6.000%, 7/01/39 (Pre-refunded to 7/01/10)
---------------------------------------------------------------------------------------------------------------------------------
Utilities - 4.5%

Columbia, Missouri, Water and Electric Revenue Bonds, Series 2002A,                                    10/12 at 100.00       AAA
 5.000%, 10/01/26 - AMBAC Insured

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II,                               7/12 at 101.00       AAA
 5.125%, 7/01/26 - FSA Insured

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN,                                 No Opt. Call       AAA
 5.250%, 7/01/23 - MBIA Insured

City of Sikeston, Missouri, Electric System Revenue Bonds, Series 1992,                                   No Opt. Call       AAA
 6.200%, 6/01/10 - MBIA Insured

City of Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996,                         No Opt. Call       AAA
 6.000%, 6/01/14 - MBIA Insured
---------------------------------------------------------------------------------------------------------------------------------
Water and Sewer - 2.5%

Kansas City, Missouri, Sewerage System Revenue Bonds, Series 2002D-1, 5.375%, 1/01/22                   1/12 at 100.00        AA

Missouri State Environmental Improvement and Energy Resources Authority, Water Facilities Refunding     4/09 at 100.00        AA
 Revenue Bonds, Tri-County Water Authority Project, Series 1999, 6.000%, 4/01/22 - RAAI Insured

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control        4/04 at 100.00       Aaa
 Revenue Bonds, State Revolving Fund, City of Springfield Project, Series 1990A, 7.000%, 10/01/10

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control        1/04 at 101.00       Aaa
 Revenue Bonds, State Revolving Fund, Multi-Participant Program, Series 1992A, 6.550%, 7/01/14

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control        7/04 at 102.00       Aaa
 Revenue Bonds, State Revolving Fund Program - Multiple Participant Series, Series 1994B,
 7.200%, 7/01/16

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed (continued)

Greene County, Missouri, Single Family Mortgage Revenue Bonds, Series 1984, 0.000%, 3/01/16            $  136,848

Jackson County Public Finance Authority, Missouri, Leasehold Revenue Refunding and Improvement          2,100,000
 Bonds, Capital Improvement Projects, Series 1994, 6.125%, 12/01/15 (Pre-refunded to
 12/01/04) - MBIA Insured

Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 1994B, 6.875%, 9/01/14         4,214,320
 (Pre-refunded to 9/01/04) - FSA Insured

Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds,
BJC Health System, Series 1994A:
 6.750%, 5/15/14                                                                                       2,999,115
 6.500%, 5/15/20                                                                                         677,645

Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue    3,799,267
 Bonds, University of Health Sciences Project, Series 1994, 6.350%, 6/01/14
 (Pre-refunded to 6/01/04)

Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue      632,172
 Bonds, St. Louis University High School, Series 1994, 6.350%, 10/01/14 (Pre-refunded to 10/01/04)

State Environmental Improvement and Energy Resources Authority, Missouri, Water Pollution Control         359,026
 Revenue Bonds, State Revolving Fund Program - Multiple Participant Series, Series 1994B,
 7.200%, 7/01/16 (Pre-refunded to 7/01/04)

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B,                    897,510
 6.000%, 7/01/39 (Pre-refunded to 7/01/10)
-----------------------------------------------------------------------------------------------------------------
Utilities - 4.5%

Columbia, Missouri, Water and Electric Revenue Bonds, Series 2002A,                                     2,771,056
 5.000%, 10/01/26 - AMBAC Insured

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II,                               1,048,050
 5.125%, 7/01/26 - FSA Insured

Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN,                               2,217,400
 5.250%, 7/01/23 - MBIA Insured

City of Sikeston, Missouri, Electric System Revenue Bonds, Series 1992,                                 2,374,540
 6.200%, 6/01/10 - MBIA Insured

City of Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996,                       3,630,728
 6.000%, 6/01/14 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------
Water and Sewer - 2.5%

Kansas City, Missouri, Sewerage System Revenue Bonds, Series 2002D-1, 5.375%, 1/01/22                   1,957,167

Missouri State Environmental Improvement and Energy Resources Authority, Water Facilities Refunding     1,802,261
 Revenue Bonds, Tri-County Water Authority Project, Series 1999, 6.000%, 4/01/22 - RAAI Insured

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control          492,332
 Revenue Bonds, State Revolving Fund, City of Springfield Project, Series 1990A, 7.000%, 10/01/10

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control          370,267
 Revenue Bonds, State Revolving Fund, Multi-Participant Program, Series 1992A, 6.550%, 7/01/14

Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control          274,344
 Revenue Bonds, State Revolving Fund Program - Multiple Participant Series, Series 1994B,
 7.200%, 7/01/16

----
35

Portfolio of Investments (Unaudited)
NUVEEN MISSOURI MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call                 Market
Amount (000) Description                                            Provisions* Ratings**        Value
------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

             Saint Charles County Public Water Supply District
             No. 2, Missouri, Certificates of Participation,
             Series 2002A:
    $    750  5.000%, 12/01/26 - MBIA Insured                   12/11 at 100.00       Aaa $    765,623
       1,000  5.250%, 12/01/28 - MBIA Insured                   12/11 at 100.00       Aaa    1,044,215
------------------------------------------------------------------------------------------------------
    $265,904 Total Long-Term Investments (cost $253,514,290) -                             266,172,837
              99.7%
------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.3%                                              902,860
             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $267,075,697
             ----------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
(WI)  Security purchased on a when-issued basis.




                                See accompanying notes to financial statements.

----
36

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND
November 30, 2003

   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             Consumer Staples - 2.1%

    $ 12,885 Puerto Rico, The Children's Trust Fund, Tobacco     5/12 at 100.00       BBB $12,299,119
              Settlement Asset-Backed Refunding Bonds,
              Series 2002, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 6.0%

       2,000 Cincinnati State Technical and Community College,  10/13 at 100.00       Aaa   2,048,140
              Ohio, General Receipts Revenue Bonds,
              Series 2002, 5.000%, 10/01/28 - AMBAC Insured

       3,500 Ohio State Education Student Loan Revenue Bonds,    6/07 at 102.00       AAA   3,679,410
              Supplemental Student Loan Program,
              Series 1997A-1, 5.850%, 12/01/19 (Alternative
              Minimum Tax) - AMBAC Insured

       1,200 Ohio Higher Education Facilities Commission,        9/06 at 101.00       Ba1   1,206,240
              Revenue Bonds, University of Findlay Project,
              Series 1996, 6.125%, 9/01/16

       5,000 Ohio Higher Education Facilities Commission,        5/07 at 102.00       AAA   5,397,550
              Revenue Bonds, Xavier University Project, Series
              1997, 5.375%, 5/15/22 - MBIA Insured

       1,000 Ohio Higher Education Facilities Commission,       12/10 at 101.00       AAA   1,082,710
              Revenue Bonds, University of Dayton Project,
              Series 2000, 5.500%, 12/01/30 - AMBAC Insured

             Ohio Higher Education Facilities Commission,
             Revenue Bonds, Wittenberg University Project,
             Series 2001:
       1,200  5.500%, 12/01/21                                  12/11 at 100.00      Baa1   1,252,464
       2,000  5.000%, 12/01/26                                  12/11 at 100.00      Baa1   1,985,120

         910 Ohio Higher Education Facilities Commission,          No Opt. Call        AA   1,147,474
              Revenue Bonds, Case Western Reserve University
              Project, Series 1990B, 6.500%, 10/01/20

       3,000 Ohio Higher Education Facilities Commission,       10/12 at 100.00        AA   3,284,220
              Revenue Bonds, Case Western Reserve University
              Project, Series 2002B, 5.500%, 10/01/22

       1,750 Ohio State Higher Education Facilities Revenue     10/13 at 100.00        AA   1,817,603
              Commission, Revenue Bonds, Oberlin College,
              Series 2003, 5.125%, 10/01/24

       2,000 Ohio State University, General Receipts Bonds,      6/13 at 100.00        AA   2,040,500
              Series 2003B, 5.000%, 6/01/28

             University of Cincinnati, Ohio, General Receipts
              Bonds, Series 2001A:
       1,500  5.750%, 6/01/18 - FGIC Insured                     6/11 at 101.00       AAA   1,690,860
       1,520  5.750%, 6/01/19 - FGIC Insured                     6/11 at 101.00       AAA   1,708,130
       2,000  5.250%, 6/01/24 - FGIC Insured                     6/11 at 101.00       AAA   2,108,680

       4,250 University of Cincinnati, Ohio, General Receipts    6/07 at 100.00       AAA   4,585,198
              Bonds, 5.375%, 6/01/20 - MBIA Insured
-----------------------------------------------------------------------------------------------------
             Healthcare - 16.9%

      10,000 Akron, Bath and Copley Joint Township Hospital     11/09 at 101.00      Baa1   9,198,300
              District, Ohio, Hospital Facilities Revenue
              Bonds, Summa Health System Project, Series
              1998A, 5.375%, 11/15/24

      11,900 Cuyahoga County, Ohio, Hospital Improvement         2/09 at 101.00        A-  12,434,310
              Revenue Bonds, MetroHealth System Project,
              Series 1999, 6.125%, 2/15/24

       1,000 Cuyahoga County, Ohio, Hospital Improvement and     2/07 at 102.00       AAA   1,106,460
              Revenue Refunding Bonds, MetroHealth System
              Project, Series 1997, 5.625%, 2/15/17 - MBIA
              Insured

       4,400 Cuyahoga County, Ohio, Revenue Refunding Bonds,     7/13 at 100.00        A1   4,681,776
              Cleveland Clinic Health System, Series 2003A,
              6.000%, 1/01/32

       2,500 Erie County, Ohio, Hospital Facilities Revenue      8/12 at 101.00         A   2,558,000
              Bonds, Firelands Regional Medical Center, Series
              2002A, 5.625%, 8/15/32

             Franklin County, Ohio, Hospital Revenue Refunding
             and Improvement Bonds, Children's Hospital
             Project, Series 1996A:
       1,575  5.750%, 11/01/15                                  11/06 at 101.00       Aa2   1,653,435
       5,275  5.875%, 11/01/25                                  11/06 at 101.00       Aa2   5,438,367

             Franklin County, Ohio, Hospital Revenue Bonds,
              Holy Cross Health Systems Corporation, Series
              1996:
         965  5.800%, 6/01/16                                    6/06 at 102.00       AA-   1,014,640
       2,000  5.875%, 6/01/21                                    6/06 at 102.00       AA-   2,085,500

       5,690 County of Lorain, Ohio, Hospital Facilities        11/05 at 102.00       AAA   6,118,002
              Revenue and Refunding Bonds, EMH Regional
              Medical Center, Series 1995, 5.375%,
              11/01/21 - AMBAC Insured

----
37

   Principal                                                      Optional Call                 Market
Amount (000) Description                                            Provisions* Ratings**        Value
------------------------------------------------------------------------------------------------------
             Healthcare (continued)

    $  2,000 Marion County, Ohio, Hospital Revenue Refunding     5/06 at 102.00      BBB+  $ 2,121,280
              and Improvement Bonds, The Community Hospital,
              Series 1996, 6.375%, 5/15/11

       1,250 Maumee, Ohio, Hospital Facilities Revenue Bonds,   12/04 at 102.00       AAA    1,327,950
              St. Luke's Hospital, Series 1994,
              5.800%, 12/01/14 - AMBAC Insured

       2,000 Miami County, Ohio, Hospital Facilities Revenue     5/06 at 102.00      BBB+    2,085,300
              Refunding and Improvement Bonds, Upper Valley
              Medical Center, Series 1996A, 6.250%, 5/15/16

       4,205 Miami County, Ohio, Hospital Facilities Revenue     5/06 at 102.00      BBB+    4,415,292
              Refunding and Improvement Bonds, Upper Valley
              Medical Center, Series 1996C, 6.250%, 5/15/13

       4,000 City of Middleburg Heights, Ohio, Hospital          8/08 at 102.00       AAA    4,510,840
              Improvement Refunding Revenue Bonds, Southwest
              General Health Center Project, Series 1995,
              5.625%, 8/15/15 - FSA Insured

             Montgomery County, Ohio, Hospital Facilities
             Revenue Refunding and Improvement Bonds,
             Kettering Medical Center, Series 1996:
       1,500  5.625%, 4/01/16 - MBIA Insured                     4/06 at 102.00       AAA    1,638,375
       7,000  6.250%, 4/01/20 - MBIA Insured                       No Opt. Call       AAA    8,447,110

       9,500 Montgomery County, Ohio, Hospital Facilities        4/10 at 101.00      BBB+   10,208,130
              Revenue Bonds, Kettering Medical Center, Series
              1999, 6.750%, 4/01/22

      13,000 Montgomery County, Ohio, Revenue Bonds, Catholic    9/11 at 100.00        AA   13,474,110
              Health Initiatives, Series 2001, 5.375%, 9/01/21

       1,250 Parma Community General Hospital Association,      11/08 at 101.00        A-    1,286,713
              Ohio, Hospital Revenue Refunding and Improvement
              Bonds, Series 1998, 5.350%, 11/01/18

       2,000 Richland County, Ohio, Hospital Facilities         11/10 at 101.00        A-    2,134,680
              Revenue Improvement Bonds, MedCentral Health
              System Obligated Group, Series 2000B, 6.375%,
              11/15/22

       1,200 Tuscarawas County, Ohio, Hospital Facilities       10/11 at 101.00        AA    1,225,356
              Revenue Bonds, Union Hospital Project, Series
              2001, 5.250%, 10/01/31 - RAAI Insured
------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 5.4%

       1,540 Butler County, Ohio, Multifamily Housing Revenue    9/08 at 103.00       N/R    1,389,142
              Bonds, Anthony Wayne Apartments Project,
              Series 1998, 6.500%, 9/01/30 (Alternative
              Minimum Tax)

       1,105 Clark County, Ohio, Multifamily Housing Revenue    11/08 at 103.00       N/R      992,854
              Bonds, Church of God Retirement Home, Series
              1998, 6.250%, 11/01/30 (Alternative Minimum Tax)

      16,105 Franklin County, Ohio, GNMA Collateralized         10/07 at 103.00       Aaa   16,474,288
              Mortgage Revenue Bonds, Columbus Properties
              Project, Series 1997, 5.600%, 4/20/39
              (Alternative Minimum Tax)

       3,045 Franklin County, Ohio, GNMA Collateralized          9/11 at 102.00       Aaa    3,173,560
              Multifamily Housing Mortgage Revenue Bonds,
              Carriage House Apartments Project, Series 2002,
              5.400%, 3/20/37

       2,705 Henry County, Ohio, GNMA Collateralized             8/09 at 102.00       AAA    2,915,151
              Healthcare Facility Revenue Bonds, Alpine
              Village Project, Series 1999, 6.375%, 2/20/41

       6,315 Ohio Capital Corporation for Housing, FHA-Insured   2/09 at 102.00       Aa2    6,701,731
              Section 8 Mortgage Loan, Revenue Refunding
              Bonds, Series 1999G, 5.950%, 2/01/23
------------------------------------------------------------------------------------------------------
             Housing/Single Family - 4.3%

       2,270 Ohio Housing Finance Agency, Residential Mortgage   7/09 at 100.00       Aaa    2,350,926
              Revenue Bonds, Mortgage-Backed Securities
              Program, Series 1999C, 5.750%, 9/01/30
              (Alternative Minimum Tax)

       3,540 Ohio Housing Finance Agency, GNMA Mortgage-Backed   9/07 at 102.00       Aaa    3,671,122
              Securities Program, Residential Mortgage Revenue
              Bonds, Series 1996B-3, 5.750%, 9/01/28
              (Alternative Minimum Tax)

       3,695 Ohio Housing Finance Agency, Residential Mortgage   9/07 at 102.00       Aaa    3,831,863
              Revenue Bonds, Series 1997C, 5.750%, 9/01/28
              (Alternative Minimum Tax)

       4,620 Ohio Housing Finance Agency, GNMA Mortgage-Backed   3/08 at 101.50       AAA    4,773,985
              Securities Program Residential Mortgage Revenue
              Bonds, Series 1998A-1, 5.300%, 9/01/19
              (Alternative Minimum Tax) - FSA Insured

       1,185 Ohio Housing Finance Agency, Residential Mortgage   9/04 at 102.00       Aaa    1,222,742
              Revenue Bonds, GNMA Mortgage-Backed Securities
              Program, Series 1994-A1, 6.100%, 9/01/14

       1,135 Ohio Housing Finance Agency, Residential Mortgage   9/04 at 102.00       AAA    1,172,069
              Revenue Bonds, Series 1994B1, 6.375%, 9/01/14

----
38

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

    $  7,980 Ohio Housing Finance Agency, Residential Mortgage   9/07 at 102.00       Aaa $ 8,410,361
              Revenue Bonds, Series 1997A, Remarketed, 6.150%,
              3/01/29 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------
             Industrials - 0.8%

       2,520 Cleveland-Cuyahoga County Port Authority, Ohio,     5/08 at 102.00       N/R   2,527,434
              Development Revenue Bonds, Jergens, Inc.
              Project, Series 1998A, 5.375%, 5/15/18
              (Alternative Minimum Tax)

             State of Ohio, Economic Development Revenue
              Bonds, Ohio Enterprise Bond Fund, Series 2002-4:
         500  5.000%, 6/01/15 (Alternative Minimum Tax)          6/12 at 102.00       AA-     511,700
         675  5.450%, 6/01/22 (Alternative Minimum Tax)          6/12 at 102.00       AA-     688,419

       1,020 State of Ohio, Economic Development Revenue           No Opt. Call       AA-   1,056,261
              Bonds, Ohio Enterprise Bond Fund Loan, Series
              2002-7, 5.850%, 12/01/22 (Alternative Minimum
              Tax)
-----------------------------------------------------------------------------------------------------
             Long-Term Care - 1.7%

       1,670 Cuyahoga County, Ohio, FHA-Insured Industrial       2/04 at 101.00       AAA   1,694,983
              Development Mortgage Revenue Refunding Bonds,
              University Healthcare Center Project, Series
              1991, 7.300%, 8/01/11

       3,120 Franklin County, Ohio, Healthcare Facilities       11/05 at 102.00       Aa2   3,285,235
              Revenue Bonds, Heinzerling Foundation, Series
              1995, 6.200%, 11/01/20

         515 Franklin County, Ohio, FHA-Insured Hospital         2/04 at 100.50       N/R     518,584
              Revenue Refunding Mortgage Loan Bonds,
              Worthington Christian Village Nursing Home,
              Series 1992, 7.000%, 8/01/16

       1,250 Hamilton, Ohio, Healthcare Facilities Revenue      10/08 at 101.00      BBB+   1,115,363
              Bonds, Twin Towers, Series 1998A, 5.125%,
              10/01/23

         846 County of Marion, Ohio, Healthcare Facilities       5/04 at 102.00      BBB-     863,614
              Refunding and Improvement Revenue Bonds, United
              Church Homes, Inc. Project, Series 1993, 6.375%,
              11/15/10

         750 Marion County, Ohio, Healthcare Facilities          5/04 at 102.00      BBB-     759,908
              Revenue Refunding and Improvement Bonds, United
              Church Homes, Inc. Project, Series 1993, 6.300%,
              11/15/15

       1,775 City of Napoleon, Ohio, Healthcare Facilities       9/04 at 102.00       Aa2   1,842,610
              Mortgage Revenue Refunding Bonds, The Lutheran
              Orphans and Old Folks Home Society at Napoleon,
              Ohio, Inc., FHA-Insured Project, Series 1994,
              6.875%, 8/01/23
-----------------------------------------------------------------------------------------------------
             Materials - 0.3%

       1,650 Toledo-Lucas County Port Authority, Ohio, Port      3/04 at 100.00        A+   1,674,783
              Revenue Bonds, Cargill, Inc. Project, Series
              1992, 7.250%, 3/01/22
-----------------------------------------------------------------------------------------------------
             Tax Obligation/General - 23.0%

             Adams County Valley School District, Adams and
             Highland Counties, Ohio, Unlimited Tax School
             Improvement General Obligation Bonds, Series 1995:
       6,000  7.000%, 12/01/15 - MBIA Insured                      No Opt. Call       AAA   7,719,780
       9,500  5.250%, 12/01/21 - MBIA Insured                   12/05 at 102.00       AAA  10,206,135

         600 Anthony Wayne Local School District, Lucas, Wood      No Opt. Call       AAA     405,714
              and Fulton Counties, Ohio, School Facilities
              Construction and Improvement Bonds, Series 1995,
              0.000%, 12/01/13 - FGIC Insured

       1,000 Aurora City School District, Ohio, Unlimited Tax   12/05 at 102.00       AAA   1,102,260
              General Obligation School Improvement Bonds,
              Series 1995, 5.800%, 12/01/16 - FGIC Insured

         700 Buckeye Local School District, Medina County,      12/10 at 100.00       Aaa     766,038
              Ohio, General Obligation Bonds, Series 2000,
              5.500%, 12/01/25 - FGIC Insured

       2,500 Buckeye Valley Local School District, Ohio,           No Opt. Call       AAA   3,128,150
              Unlimited Tax General Obligation Bonds, Series
              1995A, 6.850%, 12/01/15 - MBIA Insured

             Chesapeake-Union Exempt Village School District,
              Ohio, General Obligation Bonds, Series 1986:
         125  8.500%, 12/01/04                                     No Opt. Call       N/R     133,246
         125  8.500%, 12/01/05                                     No Opt. Call       N/R     140,513
         125  8.500%, 12/01/06                                     No Opt. Call       N/R     146,446
         125  8.500%, 12/01/07                                     No Opt. Call       N/R     151,288
         125  8.500%, 12/01/08                                     No Opt. Call       N/R     155,238
         130  8.500%, 12/01/09                                     No Opt. Call       N/R     164,841

----
39

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Cincinnati City School District, Hamilton County,
              Ohio, General Obligation Bonds, Series 2001:
    $  2,000  5.375%, 12/01/15 - MBIA Insured                   12/11 at 100.00       AAA $2,231,820
       6,745  5.375%, 12/01/16 - MBIA Insured                   12/11 at 100.00       AAA  7,526,813
       1,255  5.375%, 12/01/17 - MBIA Insured                   12/11 at 100.00       AAA  1,394,857

       3,805 Cleveland, Ohio, General Obligation Bonds, Series  12/12 at 100.00       AAA  4,062,370
             2002, 5.250%, 12/01/22 - MBIA Insured

             Columbus, Franklin County, Ohio, General
             Obligation Bonds, Series 1985:
         590  9.375%, 4/15/06                                      No Opt. Call       AAA    695,291
         500  9.375%, 4/15/07                                      No Opt. Call       AAA    618,935

       7,045 Columbus, Ohio, General Obligation Bonds, Series   11/10 at 101.00       AAA  7,774,510
              2000, 5.250%, 11/15/17

       1,300 Crawford County, Ohio, General Obligation Bonds,   12/12 at 100.00       AAA  1,356,797
              Series 2002, 5.200%, 12/01/26 - AMBAC Insured

       1,000 Cuyahoga County, Ohio, Limited Tax General            No Opt. Call       AA+  1,136,120
              Obligation Various Purpose Refunding Bonds,
              Series 1993B, 5.250%, 10/01/13

       1,345 Cuyahoga County, Ohio, Limited Tax General            No Opt. Call       AA+  1,564,813
              Obligation Bonds, Series 1993, 5.650%, 5/15/18

       5,830 Cuyahoga County, Ohio, Limited Tax General         12/10 at 100.00       AA+  6,654,537
              Obligation Capital Improvement Bonds, Series
              2000, 5.750%, 12/01/16

       2,765 Dayton City School District, Ohio, General          6/13 at 100.00       AAA  2,838,881
              Obligation Bonds, Series 2003A, 5.000%,
              12/01/27 - FGIC Insured

         750 Defiance, Ohio, Waterworks System Improvement      12/04 at 102.00       AAA    800,708
              Bonds, Series 1994, 6.200%,
              12/01/20 - MBIA Insured

             Delaware City School District, Delaware County,
             Ohio, Unlimited Tax General Obligation School
             Facilities Construction and Improvement Bonds,
             Series 1995:
       1,000  0.000%, 12/01/10 - FGIC Insured                      No Opt. Call       AAA    795,130
       1,000  0.000%, 12/01/11 - FGIC Insured                      No Opt. Call       AAA    752,760

       1,000 Evergreen Local School District, Ohio, Unlimited   12/09 at 101.00       Aaa  1,096,940
              Tax General Obligation School Improvement Bonds,
              Series 1999, 5.625%, 12/01/24 - FGIC Insured

       4,040 Franklin County, Ohio, Limited Tax General         12/08 at 102.00       AAA  4,461,008
              Obligation Refunding Bonds, Series 1993, 5.375%,
              12/01/20

       1,000 Garfield Heights City School District, Cuyahoga    12/11 at 100.00       Aaa  1,120,430
              County, Ohio, General Obligation School
              Improvement Bonds, Series 2001, 5.500%,
              12/15/18 - MBIA Insured

         420 Geauga County, Ohio, Limited Tax General           12/05 at 102.00       Aa2    472,198
              Obligation Sewer District Improvement Bonds,
              Bainbridge Water Project, Series 1995, 6.850%,
              12/01/10

       1,000 Grandview Heights City School District, Franklin   12/05 at 101.00        AA  1,093,880
              County, Ohio, Unlimited Tax General Obligation
              School Facilities Construction and Improvement
              Bonds, Series 1995, 6.100%, 12/01/19

       3,000 Granville Exempt Village School District, Ohio,    12/11 at 100.00       Aa3  3,196,950
              General Obligation Bonds, Series 2001,
              5.500%, 12/01/28

       1,200 Heath City School District, Licking County, Ohio,  12/10 at 100.00       Aaa  1,297,188
              Unlimited Tax General Obligation School
              Improvement Bonds, Series 2000A, 5.500%,
              12/01/27 - FGIC Insured

       2,500 Highland Local School District, Morrow and         12/11 at 100.00       Aaa  2,560,300
              Delaware Counties, Ohio, General Obligation
              Bonds, Series 2001, 5.000%, 12/01/26 - FSA
              Insured

       1,000 Huron County, Ohio, Limited Tax General            12/07 at 102.00       AAA  1,143,460
              Obligation Correctional Facility Bonds, Series
              1996, 5.850%, 12/01/16 - MBIA Insured

       1,270 Kenston Local School District, Geauga County,       6/13 at 100.00       Aaa  1,315,199
              Ohio, General Obligation Bonds, Series 2003,
              5.000%, 12/01/23 - MBIA Insured

       1,070 Kettering, Ohio, Limited Tax General Obligation    12/03 at 100.00       Aa3  1,074,740
              Bonds, Series 1991, 6.650%, 12/01/12

       1,000 Kettering City School District, Montgomery         12/05 at 101.00       AAA  1,067,940
              County, Ohio, General Obligation Bonds, Series
              1994, 5.250%, 12/01/22 - FGIC Insured

         555 Lake County, Ohio, Limited Tax Sewer District         No Opt. Call       Aa2    626,806
              Improvement Bonds, Series 2000, 5.600%, 12/01/20

       1,440 Lakewood, Ohio, General Obligation Bonds, Series   12/05 at 102.00       Aa2  1,585,843
              1995B, 5.750%, 12/01/15

       3,385 Lakota Local School District, Butler County,        6/11 at 100.00       Aaa  3,498,262
              Ohio, Unlimited Tax General Obligation School
              Improvement and Refunding Bonds, Series 2001,
              5.125%, 12/01/26 - FGIC Insured

----
40

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             Logan County, Ohio, General Obligation Bonds:
    $    155  7.750%, 12/01/03                                     No Opt. Call        A+ $  155,084
         155  7.750%, 12/01/04                                     No Opt. Call        A+    165,104
         155  7.750%, 12/01/05                                     No Opt. Call        A+    174,226
         155  7.750%, 12/01/06                                     No Opt. Call        A+    181,854

         345 Lucas County, Ohio, General Obligation Various     12/03 at 101.00        A1    357,317
              Improvements Bonds, Series 1992, 6.650%, 12/01/12

       1,750 Medina City School District, Medina County, Ohio,  12/09 at 100.00       AAA  1,847,440
              Unlimited Tax General Obligation School Building
              Construction Bonds, Series 1999, 5.250%,
              12/01/28 - FGIC Insured

       1,265 Monroe Local School District, Butler County,          No Opt. Call       Aaa  1,487,197
              Ohio, General Obligation Bonds, Series 2002,
              5.750%, 12/01/20 - AMBAC Insured

             North Royalton City School District, Ohio, School
              Improvement Bonds, Series 1994:
       2,200  6.000%, 12/01/14 - MBIA Insured                   12/09 at 102.00       AAA  2,578,840
       2,400  6.100%, 12/01/19 - MBIA Insured                   12/09 at 102.00       AAA  2,810,160

       1,000 State of Ohio, Full Faith and Credit, General         No Opt. Call       AA+  1,183,720
              Obligation Infrastructure Improvement Bonds,
              Series 1994, 6.000%, 8/01/10

       6,055 State of Ohio, General Obligation Bonds,            2/13 at 100.00       AA+  6,324,145
              Infrastructure Improvements, Series 2003F,
              5.000%, 2/01/22 (WI, Settling 12/04/03)

       4,035 Olentangy Local School District, Delaware and      12/09 at 101.00        AA  4,107,993
              Franklin Counties, Ohio, Various Purpose Bonds,
              Series 1999, 5.000%, 12/01/27

         500 Pickerington Local School District, Fairfield         No Opt. Call       AAA    373,755
              County, Ohio, General Obligation Bonds, Series
              1993, 0.000%, 12/01/11 - AMBAC Insured

       3,500 The Board of Education of Springfield City School  12/11 at 102.00       Aaa  3,711,295
              District, Clark County, Ohio, General Obligation
              Bonds, Series 2001, 5.200%, 12/01/23 - FGIC
              Insured

       2,340 City of Stow, Ohio, Safety Center General          12/05 at 102.00        A1  2,457,959
              Obligation Construction Bonds, Series 1995,
              6.200%, 12/01/20

          30 Strongsville, Ohio, Limited Tax General            12/06 at 102.00       Aa2     33,785
              Obligation Various Purpose Improvement Bonds,
              Series 1996, 5.950%, 12/01/21

       1,185 Sugarcreek Local School District, Athens County,   12/13 at 100.00       Aaa  1,258,434
              Ohio, General Obligation Bonds, Series 2003,
              5.250%, 12/01/24 - MBIA Insured

       1,315 County of Summit, Ohio, General Obligation Bonds,     No Opt. Call       AAA  1,503,361
              Series 2002R Refunding, 5.500%, 12/01/21 -
              FGIC Insured

       2,290 Tipp City Exempted Village School District, Ohio,   6/11 at 100.00       Aaa  2,349,792
              School Facilities Construction and Improvement
              Bonds, Series 2001, 5.000%, 12/01/24 - FGIC
              Insured

         540 Trumbull County, Ohio, General Obligation Sewer    12/04 at 102.00       AAA    577,022
              Bonds, Series 1994, 6.200%, 12/01/14 -
              AMBAC Insured

       1,910 Vandalia, Ohio, General Obligation Bonds, 5.850%,  12/06 at 101.00       Aa3  2,125,830
              12/01/21

             West Chester Township, Butler County, Ohio,
              General Obligation Bonds, Series 2003:
       1,365  5.250%, 12/01/19 - MBIA Insured                   12/13 at 100.00       Aaa  1,492,218
       1,515  5.250%, 12/01/21 - MBIA Insured                   12/13 at 100.00       Aaa  1,636,821

       4,000 Westerville City School District, Franklin and      6/11 at 100.00       AAA  4,088,120
              Delaware Counties, Ohio, Various Purpose General
              Obligation Bonds, Series 2001, 5.000%,
              12/01/27 - MBIA Insured

         300 Youngstown, Ohio, General Obligation Bonds,        12/04 at 102.00       AAA    320,250
              Limited Tax, Series 1994, 6.125%, 12/01/14 -
              MBIA Insured

       2,000 Zanesville City School District, Muskingum         12/12 at 101.00       AAA  2,068,660
              County, Ohio, General Obligation Bonds, Series
              2002, 5.050%, 12/01/29 - MBIA Insured
----------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.7%

       6,300 Cleveland, Ohio, Certificates of Participation,    11/07 at 102.00       AAA  6,650,469
              Cleveland Stadium Project, Series 1997,
              5.250%, 11/15/27 - AMBAC Insured

       1,210 Groveport, Ohio, Income Tax Receipts Bonds,        12/12 at 100.00       Aaa  1,259,404
              Special Obligation, Series 2002, 5.000%,
              12/01/22 - MBIA Insured

----
41

   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $  3,300 Hamilton County, Ohio, Sales Tax Bonds,               No Opt. Call       Aaa $   914,265
              Subordinate Series 2000B, 0.000%,
              12/01/28 - AMBAC Insured

       1,000 Hamilton, Butler County, Ohio, Limited Tax         11/11 at 101.00       Aaa   1,105,260
              General Obligation Bonds, One Renaissance Center
              Acquisition, Series 2001, 5.375%,
              11/01/17 - AMBAC Insured

       1,485 New Albany Community Authority, Ohio, Community     4/12 at 100.00       AAA   1,661,136
              Facilities Revenue Refunding Bonds, Series
              2001B, 5.500%, 10/01/16 - AMBAC Insured

       8,140 State of Ohio, Higher Education Capital             2/11 at 100.00       AA+   8,556,361
              Facilities Appropriation Bonds, Series 2001A-II,
              5.000%, 2/01/20

       1,050 Ohio State Building Authority, State Facilities     4/12 at 100.00       AAA   1,090,184
              Bonds, Administrative Building Fund Projects,
              Series 2002A, 5.000%, 4/01/22 - FSA Insured

       1,030 Ohio Department of Transportation, Certificates     4/04 at 100.00       AAA   1,044,678
              of Participation, Panhandle Rail Line Project,
              Series 1992A, 6.500%, 4/15/12 - CAP GTY/FSA
              Insured

      11,700 Puerto Rico Highway and Transportation Authority,     No Opt. Call       AAA  14,286,870
              Highway Revenue Bonds, Series 1996Y, Reset
              Option Long Certificates, Series II-R-66,
              9.770%, 1/01/13 (IF)

       6,550 Puerto Rico Public Buildings Authority,               No Opt. Call       AAA   8,554,890
              Guaranteed Revenue Bonds, Series 1993L, Reset
              Option Long Trust Certificates, Series II-R56,
              9.770%, 7/01/18 (IF)
-----------------------------------------------------------------------------------------------------
             Transportation - 4.3%

       3,000 Cleveland, Ohio, Airport System Revenue Bonds,      1/10 at 101.00       AAA   3,050,910
              Series 2000A, 5.000%, 1/01/31 - FSA Insured

       1,000 Dayton, Ohio, Airport Revenue Bonds, James M. Cox  12/13 at 100.00        AA   1,012,420
              International Airport, Series 2003C,
              5.250%, 12/01/27 (Alternative Minimum
              Tax) - RAAI Insured

       6,300 Dayton, Ohio, Special Facilities Revenue            2/08 at 102.00       BB+   5,186,097
              Refunding Bonds, Emery Air Freight Corporation
              and Emery Worldwide Airlines, Inc. - Guarantors,
              Series 1998A, 5.625%, 2/01/18

       5,000 State of Ohio, Turnpike Revenue Refunding Bonds,      No Opt. Call       AA-   6,239,200
              Issued by the Ohio Turnpike Commission,
              Series 1998A, Residual Option Longs, Series
              II-R51, 9.750%, 2/15/24 (IF)

       7,500 State of Ohio, Turnpike Revenue Bonds, Issued by      No Opt. Call       Aaa   9,743,250
              the Ohio Turnpike Commission, Residual Option
              Longs, Series II-R75, 9.750%, 2/15/12 (IF)
-----------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 11.6%

       3,955 Akron, Ohio, Various Purpose Improvement Limited   12/04 at 102.00       AAA   4,255,699
              Tax General Obligation Bonds, Series 1994,
              6.750%, 12/01/14 (Pre-refunded to
              12/01/04) - MBIA Insured

         730 Athens, Ohio, Sanitary Sewer System Mortgage       12/09 at 100.00    N/R***     875,854
              Revenue Bonds, Series 1989, 7.300%, 12/01/14
              (Pre-refunded to 12/01/09)

       2,905 Batavia Local School District, Clermont County,    12/05 at 102.00       AAA   3,250,172
              Ohio, Unlimited Tax Bank Qualified School
              Improvement Bonds, Series 1995, 6.300%, 12/01/22
              (Pre-refunded to 12/01/05) - MBIA Insured

       4,745 Cleveland, Ohio, Various Purpose General           11/04 at 102.00       AAA   5,089,534
              Obligation Bonds, Series 1994, 6.625%, 11/15/14
              (Pre-refunded to 11/15/04) - MBIA Insured

             Cleveland, Ohio, Waterworks First Mortgage
             Revenue Refunding and Improvement Bonds,
             Series 1996H:
       2,280  5.750%, 1/01/21 (Pre-refunded to 1/01/06) - MBIA   1/06 at 102.00       AAA   2,523,709
              Insured
       5,795  5.750%, 1/01/26 (Pre-refunded to 1/01/06) - MBIA   1/06 at 102.00       AAA   6,414,428
              Insured

         550 Columbiana County, Ohio, Unlimited Tax General     12/04 at 102.00     AA***     591,217
              Obligation Bonds, County Jail Facilities
              Construction Project, Series 1994, 6.600%,
              12/01/17 (Pre-refunded to 12/01/04) -  RAAI
              Insured

             Cuyahoga County, Ohio, Hospital Revenue Bonds,
              Meridia Health System, Series 1995:
         250  6.250%, 8/15/14 (Pre-refunded to 8/15/05)          8/05 at 102.00       AAA     275,748
       5,500  6.250%, 8/15/24 (Pre-refunded to 8/15/05)          8/05 at 102.00       AAA   6,066,445

       1,000 Lakeview Local School District, Trumbull County,   12/04 at 102.00       AAA   1,078,050
              Ohio, General Obligation Bonds, Series 1994,
              6.900%, 12/01/14 (Pre-refunded to
              12/01/04) - AMBAC Insured

       1,000 Lakota Local School District, Butler County,       12/05 at 100.00       AAA   1,095,240
              Ohio, Unlimited Tax General Obligation School
              Improvement Bonds, Series 1994, 6.125%, 12/01/17
              (Pre-refunded to 12/01/05) - AMBAC Insured

       1,300 City of Lorain, Ohio, Hospital Refunding Revenue    5/04 at 101.00     A1***   1,333,618
              Bonds, Lakeland Community Hospital, Inc.,
              Series 1992, 6.500%, 11/15/12

----
42

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $ 11,000 Montgomery County, Ohio, Health System Revenue      1/08 at 102.00   Baa2*** $12,550,560
              Bonds, Franciscan Medical Center Dayton Campus
              Issue, Series 1997, 5.500%, 7/01/18
              (Pre-refunded to 1/01/08)

             Ohio Housing Finance Agency, Single Family
              Mortgage Revenue Bonds:
       5,700  0.000%, 1/15/15 (Pre-refunded to 7/15/11) - FGIC    7/11 at 70.48       AAA   3,045,795
              Insured
       6,460  0.000%, 1/15/15 (Pre-refunded to 1/15/11) - FGIC    1/11 at 67.04       AAA   3,348,153
              Insured

             State of Ohio, Full Faith and Credit, General
              Obligation Infrastructure Improvement Bonds,
              Series 1995:
         750  6.200%, 8/01/13 (Pre-refunded to 8/01/05)          8/05 at 102.00    AA+***     825,293
       2,000  6.200%, 8/01/14 (Pre-refunded to 8/01/05)          8/05 at 102.00    AA+***   2,200,780

       1,500 Ohio Building Authority, State Facilities Bonds,   10/04 at 102.00       AAA   1,598,625
              Juvenile Correctional Building Fund Projects,
              Series 1994A, 6.600%, 10/01/14 (Pre-refunded to
              10/01/04) - AMBAC Insured

       5,065 Ohio Water Development Authority, Water               No Opt. Call       AAA   5,949,856
              Development Revenue Bonds, Pure Water Series
              1990-I, 6.000%, 12/01/16 - AMBAC Insured

       2,840 Strongsville, Ohio, Limited Tax General            12/06 at 102.00    Aa2***   3,251,204
              Obligation Various Purpose Improvement Bonds,
              Series 1996, 5.950%, 12/01/21 (Pre-refunded to
              12/01/06)

         130 Toledo, Ohio, Sewer System Revenue Mortgage        11/04 at 102.00       AAA     139,075
              Bonds, Series 1994, 6.350%, 11/15/17
              (Pre-refunded to 11/15/04) - AMBAC Insured

         110 Toledo, Ohio, Waterworks Revenue Mortgage Bonds,   11/04 at 102.00       AAA     117,785
              Series 1994, 6.450%, 11/15/24 (Pre-refunded to
              11/15/04) - AMBAC Insured

       1,000 Woodridge Local School District, Ohio, General     12/04 at 102.00       AAA   1,068,730
              Obligation Bonds, 6.000%, 12/01/19 (Pre-refunded
              to 12/01/04) - AMBAC Insured

       1,230 Youngstown State University, Ohio, General         12/04 at 102.00       AAA   1,316,764
              Receipts Bonds, 6.000%, 12/15/16 (Pre-refunded
              to 12/15/04) - AMBAC Insured
-----------------------------------------------------------------------------------------------------
             Utilities - 9.9%

       1,535 Cleveland, Ohio, Public Power System First            No Opt. Call       AAA   1,040,884
              Mortgage Revenue Bonds, Series 1994A,
              0.000%, 11/15/13 - MBIA Insured

       2,500 Cleveland, Ohio, Public Power System, First        11/06 at 102.00       AAA   2,543,325
              Mortgage Revenue Refunding Bonds, Series 1996,
              Sub-Series 1, 5.000%, 11/15/24 - MBIA Insured

         565 Lebanon, Ohio, Electric System Mortgage Revenue    12/10 at 101.00       AAA     634,625
              Bonds, Series 2001, 5.500%, 12/01/17 -
              AMBAC Insured

       3,695 Ohio Municipal Electric Generation Agency,          2/04 at 101.00       AAA   3,777,842
              American Municipal Power - Ohio, Inc., 5.375%,
              2/15/24 - AMBAC Insured

             Ohio Air Quality Development Authority, Pollution
             Control Revenue Bonds, Columbus Southern Power
             Company Project, Series 1985A:
       1,750  6.375%, 12/01/20 - FGIC Insured                   12/03 at 101.00       AAA   1,774,588
       4,500  6.250%, 12/01/20                                  12/03 at 102.00        A3   4,598,685

      12,000 Ohio Air Quality Development Authority, Revenue     9/05 at 102.00      Baa2  12,256,560
              Refunding Bonds, Dayton Power and Light Company
              Project, Series 1995, 6.100%, 9/01/30

       5,000 Ohio Air Quality Development Authority, Revenue     4/07 at 102.00       AAA   5,320,950
              Bonds, JMG Funding Limited Partnership Project,
              Series 1997, 5.625%, 1/01/23 (Alternative
              Minimum Tax) - AMBAC Insured

         500 Ohio Water Development Authority, Collateralized    2/04 at 101.00      Baa1     511,150
              Water Development Revenue Refunding Bonds, The
              Dayton Power and Light Company Project, Series
              1992A, 6.400%, 8/15/27

      21,350 Ohio Water Development Authority, Solid Waste       9/08 at 102.00       N/R  19,902,684
              Disposal Revenue Bonds, Bay Shore Power Project,
              Series 1998A, 5.875%, 9/01/20 (Alternative
              Minimum Tax)

       1,545 Puerto Rico Electric Power Authority, Power           No Opt. Call        A-     831,565
              Revenue Refunding Bonds, Series O, 0.000%,
              7/01/17

       4,500 Puerto Rico Industrial, Tourist, Educational,       6/10 at 101.00      Baa2   4,677,075
              Medical and Environmental Control Facilities
              Financing Authority, Cogeneration Facility
              Revenue Bonds, Series 2000A, 6.625%, 6/01/26
              (Alternative Minimum Tax)

----
43

Portfolio of Investments (Unaudited)
NUVEEN OHIO MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call                 Market
Amount (000) Description                                            Provisions* Ratings**        Value
------------------------------------------------------------------------------------------------------
             Water and Sewer - 5.2%

    $  3,000 Butler County, Ohio, Sewer System Revenue Bonds,   12/06 at 101.00       AAA $  3,223,530
              Series 1996, 5.250%, 12/01/21 - AMBAC Insured

       2,000 Cincinnati, Ohio, Water System Revenue Bonds,       6/11 at 100.00       AA+    2,057,340
              Series 2003, 5.000%, 12/01/23

             Cincinnati, Ohio, Water System Revenue Bonds,
              ROLS RR-II-R212 Series:
       1,300  12.430%, 12/01/11 (IF)                             6/11 at 100.00       AAA    1,757,509
       1,640  12.440%, 12/01/12 (IF)                             6/11 at 100.00       AAA    2,134,509
         550  12.480%, 12/01/13 (IF)                             6/11 at 100.00       AAA      700,563

      10,000 Cleveland, Ohio, Waterworks First Mortgage            No Opt. Call       AAA   11,330,800
              Revenue Refunding and Improvement Bonds,
              Series 1993G, 5.500%, 1/01/21 - MBIA Insured

       1,600 Greene County, Ohio, Water System Revenue Bonds,   12/07 at 102.00       AAA    1,840,896
              Series 1996, 6.125%, 12/01/21 - FGIC Insured

       4,260 Ohio Water Development Authority, Water            12/07 at 102.00       AAA    4,561,736
              Development Revenue Bonds, Community Assistance
              Program, Series 1997, 5.375%, 12/01/24 - AMBAC
              Insured

       2,000 Ohio Water Development Authority, Water             6/08 at 101.00       AAA    2,067,520
              Development Revenue Bonds, Fresh Water Series
              1998, 5.125%, 12/01/23 - AMBAC Insured

         620 Toledo, Ohio, Sewer System Revenue Mortgage        11/04 at 102.00       AAA      662,450
              Bonds, Series 1994, 6.350%, 11/15/17 -
               AMBAC Insured

         390 Toledo, Ohio, Waterworks Revenue Mortgage Bonds,   11/04 at 102.00       AAA      416,140
              Series 1994, 6.450%, 11/15/24 - AMBAC Insured
------------------------------------------------------------------------------------------------------
    $554,941 Total Long-Term Investments (cost                                             582,762,203
              $542,258,814) - 99.2%
------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 0.8%                                            4,437,653

             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $587,199,856

             ----------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.
(WI) Security purchased on a when-issued basis.
         (IF) Inverse floating rate security.

                                See accompanying notes to financial statements.

----
44

Portfolio of Investments (Unaudited)
NUVEEN WISCONSIN MUNICIPAL BOND FUND
November 30, 2003


   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 5.4%

    $    475 Ashland Housing Authority, Wisconsin, Student       4/08 at 100.00       Aaa $  481,517
              Housing Revenue Bonds, Northland College
              Project, Series 1998, 5.100%, 4/01/18

         500 Community Development Authority of the City of     11/06 at 102.00       AA-    520,775
              Madison, Wisconsin, Fixed-Rate Development
              Revenue Bonds, Fluno Center Project, Series
              1998A, 5.000%, 11/01/20

         370 Puerto Rico Industrial, Tourist, Educational,       2/09 at 101.00       BBB    374,140
              Medical and Environmental Control Facilities
              Financing Authority, Higher Education Revenue
              Bonds, Ana G. Mendez University System Project,
              Series 1999, 5.375%, 2/01/29

         200 Puerto Rico Industrial, Tourist, Educational,       9/11 at 100.00       BBB    206,346
              Medical and Environmental Control Facilities
              Financing Authority, Higher Education Revenue
              Bonds, University of the Sacred Heart Project,
              Series 2001, 5.250%, 9/01/21

       1,000 Puerto Rico Industrial, Tourist, Educational,      12/12 at 101.00       BBB  1,023,570
              Medical and Environmental Control Facilities
              Financing Authority, Higher Education Revenue
              Refunding Bonds, Ana G. Mendez University System
              Project, Series 2002, 5.500%, 12/01/31
----------------------------------------------------------------------------------------------------
             Healthcare - 4.4%

         500 Puerto Rico Industrial, Tourist, Educational,       1/05 at 102.00       AAA    534,195
              Medical and Environmental Control Facilities
              Financing Authority, Hospital Revenue Bonds,
              Hospital Aixilio Mutuo, Series 1995A, 6.250%,
              7/01/24 - MBIA Insured

         450 Puerto Rico Industrial, Tourist, Educational,       8/05 at 101.50       AAA    486,473
              Medical and Environmental Control Facilities
              Financing Authority, Insured Mortgage Hospital
              Revenue Bonds, Pila Hospital, Series 1995A,
              5.875%, 8/01/12

       1,000 Puerto Rico Industrial, Tourist, Educational,      11/10 at 101.00        AA  1,134,410
              Medical and Environmental Control Facilities
              Financing Authority, Hospital Revenue Bonds,
              Hospital de la Concepcion Project, Series
              2000A, 6.500%, 11/15/20
----------------------------------------------------------------------------------------------------
             Housing/Multifamily - 9.4%

             Dane County Housing Authority, Wisconsin,
             Multifamily Housing Revenue Bonds, Forest Harbor
             Apartments Project, Series 1994:
          25  5.900%, 7/01/12                                    1/04 at 101.00       N/R     24,849
          50  5.950%, 7/01/13                                    1/04 at 101.00       N/R     49,350
          50  6.000%, 7/01/14                                    1/04 at 101.00       N/R     49,112

         675 Kenosha Housing Authority, Wisconsin, GNMA          5/08 at 102.00       N/R    708,750
              Collateralized Multifamily Housing Revenue
              Bonds, Villa Ciera, Inc. Project, Series 2000A,
              5.900%, 11/20/30

         570 Lake Delton Community Development Agency,           1/12 at 102.00       N/R    586,080
              Wisconsin, GNMA Collateralized Multifamily
              Housing Revenue Bonds, Woodland Park Project,
              Series 2001, 5.300%, 2/20/31

       1,000 Community Development Authority of the City of      9/06 at 102.00       AAA  1,019,780
              Madison, Wisconsin, Multifamily Housing Revenue
              Refunding Bonds, Greentree Glen Project, Series
              1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)

         200 Redevelopment Authority of the City of Milwaukee,   8/07 at 102.00       N/R    201,028
              Wisconsin, Multifamily Housing Revenue Bonds,
              FHA-Insured Mortgage Loan - City Hall Square
              Apartments Project, Series 1993, 6.000%, 8/01/22
              (Alternative Minimum Tax)

         500 Housing Authority of the City of Sheboygan,         5/06 at 102.00       AAA    506,515
              Wisconsin, Multifamily Revenue Refunding Bonds,
              Lake Shore Apartments, Series 1998A, 5.100%,
              11/20/26

         300 Walworth County, Wisconsin, Housing Authority,      9/05 at 102.00       N/R    307,452
              Housing Revenue Bonds, FHA-Insured Mortgage Loan
              - Kiwanis Heritage, Inc., Senior Apartments
              Project, Series 1997, 5.550%, 9/01/22

             Housing Authority of the City of Waukesha,
             Wisconsin, Multifamily Housing Revenue Refunding
             Bonds, GNMA Collateralized Mortgage Loan -
             Westgrove Woods Project, Series 1996A:
         350  5.800%, 12/01/18 (Alternative Minimum Tax)        12/06 at 102.00       AAA    362,677
         750  6.000%, 12/01/31 (Alternative Minimum Tax)        12/06 at 102.00       AAA    773,490
----------------------------------------------------------------------------------------------------
             Housing/Single Family - 0.6%

         190 Puerto Rico Housing Bank and Finance Agency,        4/05 at 102.00       AAA    197,334
              Single Family Mortgage Revenue Bonds, Affordable
              Housing Mortgage Subsidy Program, Series 1995-I,
              6.250%, 4/01/29 (Alternative Minimum Tax)

          90 Virgin Islands Housing Finance Corporation,         3/05 at 102.00       AAA     92,909
              Single Family Mortgage Revenue Refunding Bonds,
              GNMA Mortgage-Backed Securities Program, Series
              1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)

----
45

   Principal                                                      Optional Call               Market
Amount (000) Description                                            Provisions* Ratings**      Value
----------------------------------------------------------------------------------------------------
             Industrials - 0.6%

    $    300 Menomomee Falls Community Development Authority,    3/04 at 100.00       N/R $  301,434
              Wisconsin, Development Revenue Bonds, Herker
              Industries, Inc. Project, Series 1996, 5.250%,
              3/01/08 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------
             Long-Term Care - 2.3%

       1,120 Waukesha County Housing Authority, Wisconsin,      12/03 at 102.00       N/R  1,121,266
              Housing Revenue Bonds, Arboretum Project, Series
              1998, 5.250%, 12/01/21 (Alternative Minimum Tax)
              (Mandatory put 12/01/12)
----------------------------------------------------------------------------------------------------
             Materials - 1.8%

       1,000 Green Bay Redevelopment Authority, Wisconsin,         No Opt. Call       Ba2    855,670
              Industrial Development Revenue Bonds, Fort James
              Project, Series 1999, 5.600%, 5/01/19
----------------------------------------------------------------------------------------------------
             Tax Obligation/General - 0.5%

         250 Guam, General Obligation Bonds, Series 1993A,       5/04 at 102.00         B    235,433
              5.400%, 11/15/18
----------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 46.6%

       1,500 Ashwaubenon Community Development Authority,        6/12 at 100.00       Aa2  1,556,790
              Wisconsin, Lease Revenue Refunding Bonds, Arena
              Project, Series 2002, 5.150%, 6/01/29

       1,500 Cudahy Community Development Authority,             6/06 at 100.00       N/R  1,601,085
              Wisconsin, Redevelopment Lease Revenue
              Bonds, Series 1995, 6.000%, 6/01/11

       1,000 De Forest Redevelopment Authority, Wisconsin,       2/08 at 100.00       N/R  1,018,920
              Redevelopment Lease Revenue Bonds, Series 1999B,
              5.100%, 2/01/18

         100 Glendale Community Development Authority,          10/11 at 100.00        A2    105,518
              Wisconsin, Community Development Lease Revenue
              Refunding Bonds, Tax Increment District 6,
              Series 2001, 5.000%, 10/01/19

         350 Green Bay-Brown County Professional Football        2/11 at 100.00       AAA    369,523
              Stadium District, Wisconsin, Sales Tax Revenue
              Bonds, Lambeau Field Renovation Project, Series
              2001A, 5.000%, 2/01/19 - AMBAC Insured

             Green Bay Redevelopment Authority, Wisconsin,
             Lease Revenue Bonds, Convention Center Project,
             Series 1999A:
       1,300  5.250%, 6/01/24                                    6/09 at 100.00       Aa2  1,366,625
       1,650  5.100%, 6/01/29                                    6/09 at 100.00       Aa2  1,687,076

         500 Jackson Community Development Authority,           12/09 at 100.00       N/R    496,980
              Wisconsin, Revenue Refunding Bonds, Series 1999,
              5.100%, 12/01/17

         960 Community Development Authority of the City of      3/12 at 100.00       Aa2    954,422
              Madison, Wisconsin, Lease Revenue Refunding
              Bonds, Monona Terrace Project, Series 2002,
              4.375%, 3/01/20

             Milwaukee Redevelopment Authority, Wisconsin,
             Redevelopment Revenue Bonds, Summerfest Project,
             Series 2001:
         400  4.850%, 8/01/17                                    8/11 at 100.00         A    418,624
       1,000  4.950%, 8/01/20                                    8/11 at 100.00         A  1,034,320

       2,000 Milwaukee Redevelopment Authority, Wisconsin,       8/12 at 100.00       AAA  2,058,320
              Revenue Bonds, Milwaukee Public Schools -
              Neighborhood Schools Initiative, Series 2002A,
              4.875%, 8/01/21 - AMBAC Insured

       1,000 Onalaska Community Development Authority,          10/13 at 100.00        A3  1,015,180
              Wisconsin, Community Development Lease Revenue
              Bonds, Series 2003, 4.875%, 10/01/27

       2,500 Puerto Rico Public Buildings Authority,               No Opt. Call        A-  2,764,450
              Guaranteed Government Facilities Revenue
              Bonds, Series 1993L, 5.500%, 7/01/21

         200 Puerto Rico Public Finance Corporation,               No Opt. Call      BBB+    230,352
              Commonwealth Appropriation Bonds, Series
              2002E, 6.000%, 8/01/26

             Housing Authority of Sheboygan County, Wisconsin,
             Housing Revenue Refunding Bonds, Rocky Knoll
             Health Center Project, Series 1994:
         150  5.300%, 12/01/17                                  12/04 at 100.00        A1    150,506
         195  5.300%, 12/01/18                                  12/04 at 100.00        A1    195,449
         395  5.300%, 12/01/19                                  12/04 at 100.00        A1    395,502

             Southeast Wisconsin Professional Baseball Park
             District, Sales Tax Revenue Refunding
             Bonds, Series 1998A:
         850  5.500%, 12/15/18 - MBIA Insured                      No Opt. Call       AAA    975,911
         500  5.500%, 12/15/26 - MBIA Insured                      No Opt. Call       AAA    563,135

----
46

Portfolio of Investments (Unaudited)
NUVEEN WISCONSIN MUNICIPAL BOND FUND (continued)
November 30, 2003

   Principal                                                      Optional Call                Market
Amount (000) Description                                            Provisions* Ratings**       Value
-----------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

    $    375 Waterfront Redevelopment Authority of the City of  10/08 at 100.00       N/R $   383,059
              Sturgeon Bay, Wisconsin, Redevelopment Lease
              Revenue Bonds, Series 1998A, 5.200%, 10/01/21

         600 Virgin Islands Public Finance Authority, Revenue   10/08 at 101.00      BBB-     609,990
              Refunding Senior Lien Bonds, Matching Fund Loan
              Notes, Series 1998A, 5.625%, 10/01/25

         500 Wauwatosa Redevelopment Authority, Milwaukee       12/07 at 100.00       AAA     558,095
              County, Wisconsin, Lease Revenue Bonds, Series
              1997, 5.650%, 12/01/16 - MBIA Insured

             Wisconsin Center District, Junior Dedicated Tax
             Revenue Refunding Bonds, Series 1999:
       1,000  5.250%, 12/15/23 - FSA Insured                       No Opt. Call       AAA   1,097,650
         500  5.250%, 12/15/27 - FSA Insured                       No Opt. Call       AAA     545,820

       2,000 Wisconsin Center District, Senior Dedicated Tax       No Opt. Call       AAA     540,980
              Revenue Refunding Bonds, Series 2003A, 0.000%,
              12/15/28 - FSA Insured
-----------------------------------------------------------------------------------------------------
             Transportation - 0.7%

         500 Puerto Rico Ports Authority, Special Facilities     6/06 at 102.00       CCC     330,370
              Revenue Bonds, American Airlines, Inc.
              Project, Series 1996A, 6.250%, 6/01/26
              (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 25.4%

             Ashwaubenon Community Development Authority,
             Wisconsin, Lease Revenue Bonds, Arena Project,
             Series 1999A:
       2,000  5.700%, 6/01/24 (Pre-refunded to 6/01/09)          6/09 at 100.00    Aa2***   2,317,940
         700  5.800%, 6/01/29 (Pre-refunded to 6/01/09)          6/09 at 100.00    Aa2***     814,849

         460 Puerto Rico, The Children's Trust Fund, Tobacco     7/10 at 100.00       AAA     517,302
              Settlement Asset-Backed Bonds, Series
              2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)

       1,500 Glendale Community Development Authority,           9/08 at 100.00    N/R***   1,680,210
              Wisconsin, Community Development Lease Revenue
              Bonds, Series 1998A, 5.400%, 9/01/18
              (Pre-refunded to 9/01/08)

         300 Madison Community Development Authority,            3/05 at 100.00    Aa2***     318,243
              Wisconsin, Lease Revenue Bonds, Monona Terrace
              Community and Convention Center Project, Series
              1995, 6.100%, 3/01/10 (Pre-refunded to 3/01/05)

       2,000 Puerto Rico Highway and Transportation Authority,   7/10 at 101.00      A***   2,453,080
              Highway Revenue Bonds, Series 2000B,
              6.500%, 7/01/27 (Pre-refunded to 7/01/10)

             Puerto Rico Infrastructure Financing Authority,
             Special Obligation Bonds, Series 2000A:
         250  5.375%, 10/01/16                                  10/10 at 101.00       AAA     280,553
         750  5.500%, 10/01/20                                  10/10 at 101.00       AAA     825,030

             Puerto Rico Electric Power Authority, Power
             Revenue Bonds, Series T:
         115  6.000%, 7/01/16 (Pre-refunded to 7/01/04)          7/04 at 102.00     A-***     120,629
         145  6.375%, 7/01/24 (Pre-refunded to 7/01/04)          7/04 at 102.00       AAA     152,427

         600 Southeast Wisconsin Professional Baseball Park      3/07 at 101.00       AAA     680,418
              District, Sales Tax Revenue Bonds, Series 1996,
              5.800%, 12/15/26 (Pre-refunded to 3/13/07) -
              MBIA Insured

       1,000 Southeast Wisconsin Professional Baseball Park     12/04 at 100.00       AAA   1,051,490
              District, Sales Tax Revenue Bonds, Series 1999,
              6.100%, 12/15/29 (Pre-refunded to 12/15/04) -
              MBIA Insured

       1,000 Wisconsin Center District, Junior Dedicated Tax    12/06 at 101.00       AAA   1,128,646
              Revenue Bonds, Series 1996B, 5.700%,
              12/15/20 (Pre-refunded to 12/15/06)
-----------------------------------------------------------------------------------------------------
    $ 46,260 Total Long-Term Investments (cost $44,637,313) -                              47,520,024
              97.7%
-----------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.3%                                           1,138,333

             ---------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $48,658,357

             ---------------------------------------------------------------------------------------

           * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings: Using the higher of Standard & Poor's or Moody's rating. *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
          N/R Investment is not rated.

                                See accompanying notes to financial statements.

----
47

Statement of Assets and Liabilities (Unaudited)
November 30, 2003

                                               Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
---------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost
 $128,437,653, $459,758,016,
 $247,987,647, $253,514,290,
 $542,258,814 and $44,637,313,
 respectively)                           $135,435,695 $485,604,736 $265,399,234 $266,172,837 $582,762,203 $47,520,024
Cash                                               --      405,266      484,394       14,127    2,322,267     466,753
Receivables:
 Interest                                   2,024,342    6,354,979    3,313,206    4,107,993   10,174,596     868,670
 Investments sold                           1,750,531    5,100,000    2,000,000      797,309    1,020,000          --
 Shares sold                                  168,144      299,755       52,953       72,073      515,884      65,271
Other assets                                      376       25,165       15,441        1,021       32,882         201
---------------------------------------------------------------------------------------------------------------------
   Total assets                           139,379,088  497,789,901  271,265,228  271,165,360  596,827,832  48,920,919
---------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                              1,366,253           --           --           --           --          --
Payables:
 Investments purchased                             --           --    2,075,660    2,754,010    6,302,892          --
 Shares redeemed                               11,265      334,727      587,288      148,983      489,319      49,905
Accrued expenses:
 Management fees                               62,334      215,958      119,144      117,936      254,330      21,778
 12b-1 distribution and service fees           41,660      115,126       65,236       60,733      109,540      12,914
 Other                                         30,392      117,456       89,196       64,862      181,997      15,323
Dividends payable                             485,391    1,854,139    1,016,878      943,139    2,289,898     162,642
---------------------------------------------------------------------------------------------------------------------
   Total liabilities                        1,997,295    2,637,406    3,953,402    4,089,663    9,627,976     262,562
---------------------------------------------------------------------------------------------------------------------
Net assets                               $137,381,793 $495,152,495 $267,311,826 $267,075,697 $587,199,856 $48,658,357
---------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                               $ 97,974,789 $424,737,542 $191,932,529 $232,023,946 $366,282,751 $38,927,822
Shares outstanding                          9,381,101   38,015,809   16,229,893   21,004,542   31,823,623   3,738,279
Net asset value per share                $      10.44 $      11.17 $      11.83 $      11.05 $      11.51 $     10.41
Offering price per share (net asset
 value per share plus maximum sales
 charge of 4.20% of offering price)      $      10.90 $      11.66 $      12.35 $      11.53 $      12.01 $     10.87
---------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                               $ 12,043,974 $ 21,585,348 $ 10,931,887 $ 11,320,403 $ 27,167,874 $ 4,797,659
Shares outstanding                          1,161,761    1,931,413      922,875    1,024,329    2,363,304     459,618
Net asset value and offering price per
 share                                   $      10.37 $      11.18 $      11.85 $      11.05 $      11.50 $     10.44
---------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                               $ 26,234,374 $ 47,648,805 $ 40,393,721 $ 23,208,050 $ 47,179,050 $ 4,754,498
Shares outstanding                          2,508,885    4,268,590    3,419,354    2,101,953    4,106,180     455,374
Net asset value and offering price per
 share                                   $      10.46 $      11.16 $      11.81 $      11.04 $      11.49 $     10.44
---------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                               $  1,128,656 $  1,180,800 $ 24,053,689 $    523,298 $146,570,181 $   178,378
Shares outstanding                            107,580      105,839    2,033,516       47,315   12,746,405      17,057
Net asset value and offering price per
 share                                   $      10.49 $      11.16 $      11.83 $      11.06 $      11.50 $     10.46
---------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
---------------------------------------------------------------------------------------------------------------------------
Capital paid-in                          $133,377,343   $469,572,995  $247,196,766 $256,539,514  $550,046,909  $46,675,245
Undistributed (Over-distribution of)         (158,210)
 net investment income                                      (119,711)       72,852     (332,312)       61,804      (17,870)
Accumulated net realized gain (loss)       (2,835,382)
 from investments                                           (147,509)    2,630,621   (1,790,052)   (3,412,246)    (881,729)
Net unrealized appreciation of              6,998,042
 investments                                              25,846,720    17,411,587   12,658,547    40,503,389    2,882,711
---------------------------------------------------------------------------------------------------------------------------
Net assets                               $137,381,793   $495,152,495  $267,311,826 $267,075,697  $587,199,856  $48,658,357
---------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
48

Statement of Operations (Unaudited)
Six Months Ended November 30, 2003

                                               Kansas      Kentucky     Michigan     Missouri          Ohio    Wisconsin
------------------------------------------------------------------------------------------------------------------------
Investment Income                        $ 3,679,003   $13,509,102  $ 7,538,429  $ 7,089,173  $ 16,422,518  $ 1,255,431
------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                              381,409     1,316,313      737,697      717,285     1,569,079      136,615
12b-1 service fees - Class A                  99,863       421,631      194,654      229,331       368,439       39,797
12b-1 distribution and service fees -
 Class B                                      57,845       100,346       52,241       54,944       130,001       24,493
12b-1 distribution and service fees -
 Class C                                      96,596       182,291      158,300       85,808       177,279       17,057
Shareholders' servicing agent fees and
 expenses                                     39,857       124,834       82,038       65,617       185,862       13,787
Custodian's fees and expenses                 22,761        63,409       40,786       41,056        69,140       13,411
Trustees' fees and expenses                    1,091         3,836        2,319        2,068         4,412          452
Professional fees                              5,629        12,951        8,709        8,499        19,736        4,050
Shareholders' reports - printing and
 mailing expenses                             17,046        35,794       34,621       25,708        82,701        7,262
Federal and state registration fees            2,046            --        5,666        4,161         5,265        3,960
Other expenses                                 2,627         9,445        5,796        4,984        14,226        1,121
------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee
 credit and expense reimbursement            726,770     2,270,850    1,322,827    1,239,461     2,626,140      262,005
 Custodian fee credit                         (5,764)      (10,567)      (6,119)      (6,200)       (3,576)      (4,101)
------------------------------------------------------------------------------------------------------------------------
Net expenses                                 721,006     2,260,283    1,316,708    1,233,261     2,622,564      257,904
------------------------------------------------------------------------------------------------------------------------
Net investment income                      2,957,997    11,248,819    6,221,721    5,855,912    13,799,954      997,527
------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
 from Investments
Net realized gain (loss) from
 investments                              (1,739,293)   (1,835,455)      60,997     (154,516)      186,618       11,902
Net change in unrealized appreciation
 (depreciation) of investments            (2,496,761)   (5,697,517)  (7,810,596)  (5,888,258)  (14,585,959)  (1,099,367)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments          (4,236,054)   (7,532,972)  (7,749,599)  (6,042,774)  (14,399,341)  (1,087,465)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         $(1,278,057)  $ 3,715,847  $(1,527,878) $  (186,862) $   (599,387) $   (89,938)
------------------------------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
49

Statement of Changes in Net Assets (Unaudited)

                                                     Kansas                         Kentucky
                                         ------------------------------  ------------------------------
                                         Six Months Ended     Year Ended Six Months Ended     Year Ended
                                                 11/30/03        5/31/03         11/30/03        5/31/03
--------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $  2,957,997  $  5,907,144      $11,248,819   $ 22,632,364
Net realized gain (loss) from
 investments                                   (1,739,293)      158,850        (1,835,455)    2,114,527
Net change in unrealized appreciation
 (depreciation) of investments                 (2,496,761)    6,480,501        (5,697,517)   16,859,562
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               (1,278,057)   12,546,495         3,715,847    41,606,453
--------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                       (2,254,629)   (4,628,215)      (10,089,382)  (20,028,647)
 Class B                                         (230,747)     (452,354)         (424,336)     (762,133)
 Class C                                         (513,670)     (841,745)       (1,035,070)   (1,946,364)
 Class R                                          (28,564)      (67,888)          (28,704)      (51,875)
From accumulated net realized gains
 from investment transactions:
 Class A                                               --            --                --      (289,143)
 Class B                                               --            --                --       (13,099)
 Class C                                               --            --                --       (32,628)
 Class R                                               --            --                --          (713)
--------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                 (3,027,610)   (5,990,202)      (11,577,492)  (23,124,602)
--------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                8,919,729    23,090,960        23,381,394    50,759,048
Net proceeds from shares issued to
 shareholders due
 to reinvestment of distributions               1,507,117     2,915,310         5,491,944    11,151,301
--------------------------------------------------------------------------------------------------------
                                               10,426,846    26,006,270        28,873,338    61,910,349
Cost of shares redeemed                       (10,833,147)  (15,507,694)      (25,213,596)  (47,280,723)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                    (406,301)   10,498,576         3,659,742    14,629,626
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets          (4,711,968)   17,054,869        (4,201,903)   33,111,477
Net assets at the beginning of period         142,093,761   125,038,892       499,354,398   466,242,921
--------------------------------------------------------------------------------------------------------
Net assets at the end of period              $137,381,793  $142,093,761      $495,152,495  $499,354,398
--------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 period                                      $   (158,210) $    (88,597)     $   (119,711) $    208,962
--------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
50

                                                    Michigan                        Missouri
                                         ------------------------------  ------------------------------
                                         Six Months Ended     Year Ended Six Months Ended     Year Ended
                                                 11/30/03        5/31/03         11/30/03        5/31/03
--------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $  6,221,721  $ 12,881,062      $  5,855,912  $ 11,659,089
Net realized gain (loss) from
 investments                                       60,997     2,802,585          (154,516)      117,007
Net change in unrealized appreciation
 (depreciation) of investments                 (7,810,596)   11,764,886        (5,888,258)   11,511,004
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               (1,527,878)   27,448,533          (186,862)   23,287,100
--------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                       (4,594,916)   (9,642,292)       (5,173,566)  (10,568,434)
 Class B                                         (217,342)     (407,534)         (216,997)     (431,777)
 Class C                                         (880,562)   (1,748,339)         (451,148)     (919,808)
 Class R                                         (596,243)   (1,207,750)          (12,120)      (25,536)
From accumulated net realized gains
 from investment transactions:
 Class A                                               --      (124,373)               --            --
 Class B                                               --        (6,398)               --            --
 Class C                                               --       (26,125)               --            --
 Class R                                               --       (15,064)               --            --
--------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                 (6,289,063)  (13,177,875)       (5,853,831)  (11,945,555)
--------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares               10,856,917    23,926,058        15,304,030    37,213,355
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  2,328,355     4,784,615         2,615,958     5,035,402
--------------------------------------------------------------------------------------------------------
                                               13,185,272    28,710,673        17,919,988    42,248,757
Cost of shares redeemed                       (22,530,816)  (35,934,398)      (14,581,558)  (21,376,429)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                  (9,345,544)   (7,223,725)        3,338,430    20,872,328
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets         (17,162,485)    7,046,933        (2,702,263)   32,213,873
Net assets at the beginning of period         284,474,311   277,427,378       269,777,960   237,564,087
--------------------------------------------------------------------------------------------------------
Net assets at the end of period              $267,311,826  $284,474,311      $267,075,697  $269,777,960
--------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end of
 period                                      $     72,852  $    140,194      $   (332,312) $   (334,393)
                                             Michigan
--------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
51

                                                      Ohio                         Wisconsin
                                         ------------------------------  -----------------------------
                                         Six Months Ended     Year Ended Six Months Ended    Year Ended
                                                 11/30/03        5/31/03         11/30/03       5/31/03
-------------------------------------------------------------------------------------------------------
Operations
Net investment income                        $ 13,799,954  $ 28,122,835       $   997,527  $ 2,055,274
Net realized gain (loss) from                                 1,268,680            11,902     (213,617)
 investments                                      186,618
Net change in unrealized appreciation                        31,686,941        (1,099,367)   2,623,140
 (depreciation) of investments                (14,585,959)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 (599,387)   61,078,456           (89,938)   4,464,797
-------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                       (8,721,098)  (17,957,323)         (855,747)  (1,758,397)
 Class B                                         (547,728)     (993,978)          (91,870)    (197,486)
 Class C                                         (998,711)   (2,010,781)          (84,442)    (139,711)
 Class R                                       (3,662,413)   (7,473,631)           (3,929)      (5,832)
From accumulated net realized gains
 from investment transactions:
 Class A                                               --            --                --           --
 Class B                                               --            --                --           --
 Class C                                               --            --                --           --
 Class R                                               --            --                --           --
-------------------------------------------------------------------------------------------------------
Decrease in net assets from
 distributions to shareholders                (13,929,950)  (28,435,713)       (1,035,988)  (2,101,426)
-------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares               16,020,159    44,313,612         3,444,740    7,418,035
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                  6,595,522    13,425,680           624,523    1,257,045
-------------------------------------------------------------------------------------------------------
                                               22,615,681    57,739,292         4,069,263    8,675,080
Cost of shares redeemed                       (40,365,479)  (65,962,814)       (7,316,979)  (6,808,683)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from Fund share transactions                 (17,749,798)   (8,223,522)       (3,247,716)   1,866,397
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets         (32,279,135)   24,419,221        (4,373,642)   4,229,768
Net assets at the beginning of period         619,478,991   595,059,770        53,031,999   48,802,231
-------------------------------------------------------------------------------------------------------
Net assets at the end of period              $587,199,856  $619,478,991       $48,658,357  $53,031,999
-------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of)
 net investment income at the end
 of period                                   $     61,804  $    191,800       $   (17,870) $    20,591
-------------------------------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

----
52

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Kansas Municipal Bond Fund ("Kansas"), Nuveen Kentucky Municipal Bond Fund ("Kentucky"), Nuveen Michigan Municipal Bond Fund ("Michigan"), Nuveen Missouri Municipal Bond Fund ("Missouri"), Nuveen Ohio Municipal Bond Fund ("Ohio") and Nuveen Wisconsin Municipal Bond Fund ("Wisconsin") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2003, Michigan, Missouri and Ohio had outstanding when-issued purchase commitments of $2,075,660, $2,754,010 and $6,302,892, respectively. There were no such outstanding purchase commitments in Kansas, Kentucky, or Wisconsin.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.


----
53

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the six months ended November 30, 2003, Kentucky, Michigan and Ohio invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Kansas, Missouri and Wisconsin did not invest in any such securities during the six months ended November 30, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


----
54

2. Fund Shares

Transactions in Fund shares were as follows:

                                                               Kansas
                                         --------------------------------------------------
                                             Six Months Ended             Year Ended
                                                 11/30/03                   5/31/03
                                         ------------------------  ------------------------
                                              Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------
Shares sold:
 Class A                                    428,102  $  4,474,902   1,063,903  $ 11,127,933
 Class B                                     39,606       412,368     261,424     2,722,034
 Class C                                    381,420     3,993,198     862,578     9,029,763
 Class R                                      3,847        39,261      20,017       211,230
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    106,296     1,109,339     213,938     2,232,298
 Class B                                      9,991       103,495      20,670       214,205
 Class C                                     27,918       291,589      44,657       466,919
 Class R                                        257         2,694         180         1,888
--------------------------------------------------------------------------------------------
                                            997,437    10,426,846   2,487,367    26,006,270
--------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                   (713,933)   (7,458,169) (1,122,005)  (11,705,711)
 Class B                                    (85,050)     (869,574)    (87,869)     (908,480)
 Class C                                   (223,768)   (2,321,471)   (233,992)   (2,447,500)
 Class R                                    (17,628)     (183,933)    (42,271)     (446,003)
--------------------------------------------------------------------------------------------
                                         (1,040,379)  (10,833,147) (1,486,137)  (15,507,694)
--------------------------------------------------------------------------------------------
Net increase (decrease)                     (42,942) $   (406,301)  1,001,230  $ 10,498,576
--------------------------------------------------------------------------------------------

                                                              Kentucky
                                         --------------------------------------------------
                                             Six Months Ended             Year Ended
                                                 11/30/03                   5/31/03
                                         ------------------------  ------------------------
                                              Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------
Shares sold:
 Class A                                  1,623,696  $ 18,084,400   2,987,211  $ 33,128,568
 Class B                                    141,682     1,568,170     429,304     4,755,279
 Class C                                    332,654     3,715,373   1,153,800    12,772,504
 Class R                                      1,210        13,451       9,266       102,697
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    425,935     4,724,156     881,467     9,748,497
 Class B                                     20,731       229,943      36,069       399,076
 Class C                                     46,469       514,866      86,797       959,216
 Class R                                      2,075        22,979       4,032        44,512
--------------------------------------------------------------------------------------------
                                          2,594,452    28,873,338   5,587,946    61,910,349
--------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                 (1,644,387)  (18,177,709) (3,595,606)  (39,730,221)
 Class B                                    (99,359)   (1,099,901)   (135,981)   (1,503,715)
 Class C                                   (537,614)   (5,926,229)   (547,753)   (6,046,787)
 Class R                                       (899)       (9,757)         --            --
--------------------------------------------------------------------------------------------
                                         (2,282,259)  (25,213,596) (4,279,340)  (47,280,723)
--------------------------------------------------------------------------------------------
Net increase                                312,193  $  3,659,742   1,308,606  $ 14,629,626
--------------------------------------------------------------------------------------------


----
55

                                                              Michigan
                                         --------------------------------------------------
                                             Six Months Ended             Year Ended
                                                 11/30/03                   5/31/03
                                         ------------------------  ------------------------
                                              Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------
Shares sold:
 Class A                                    651,923  $  7,679,327   1,147,174  $ 13,590,360
 Class B                                     55,371       657,134     191,037     2,263,633
 Class C                                    181,335     2,147,094     613,129     7,268,172
 Class R                                     31,260       373,362      68,242       803,893
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    134,391     1,586,824     275,851     3,261,898
 Class B                                      6,435        76,065      11,689       138,439
 Class C                                     22,726       267,983      47,722       563,598
 Class R                                     33,656       397,483      69,386       820,680
--------------------------------------------------------------------------------------------
                                          1,117,097    13,185,272   2,424,230    28,710,673
--------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                 (1,390,974)  (16,376,261) (2,403,385)  (28,411,154)
 Class B                                    (57,065)     (669,670)    (81,059)     (960,241)
 Class C                                   (382,778)   (4,503,597)   (421,866)   (4,999,002)
 Class R                                    (83,330)     (981,288)   (131,775)   (1,564,001)
--------------------------------------------------------------------------------------------
                                         (1,914,147)  (22,530,816) (3,038,085)  (35,934,398)
--------------------------------------------------------------------------------------------
Net increase (decrease)                    (797,050) $ (9,345,544)   (613,855) $ (7,223,725)
--------------------------------------------------------------------------------------------

                                                              Missouri
                                         --------------------------------------------------
                                             Six Months Ended             Year Ended
                                                 11/30/03                   5/31/03
                                         ------------------------  ------------------------
                                              Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------
Shares sold:
 Class A                                  1,222,123  $ 13,373,377   2,629,463  $ 28,861,715
 Class B                                     53,962       595,769     306,097     3,367,562
 Class C                                    122,147     1,334,884     453,975     4,984,078
 Class R                                         --            --          --            --
Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                    213,873     2,348,581     413,086     4,534,618
 Class B                                      9,940       109,203      17,952       197,082
 Class C                                     14,254       156,550      27,386       300,388
 Class R                                        148         1,624         302         3,314
--------------------------------------------------------------------------------------------
                                          1,636,447    17,919,988   3,848,261    42,248,757
--------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                 (1,139,482)  (12,457,993) (1,563,588)  (17,165,813)
 Class B                                    (93,339)   (1,021,121)   (111,014)   (1,216,887)
 Class C                                   (100,775)   (1,102,444)   (272,997)   (2,993,729)
 Class R                                         --            --          --            --
--------------------------------------------------------------------------------------------
                                         (1,333,596)  (14,581,558) (1,947,599)  (21,376,429)
--------------------------------------------------------------------------------------------
Net increase                                302,851  $  3,338,430   1,900,662  $ 20,872,328
--------------------------------------------------------------------------------------------



----
56

Notes to Financial Statements (Unaudited) (continued)

                                                                            Ohio
                                                     --------------------------------------------------
                                                         Six Months Ended             Year Ended
                                                             11/30/03                   5/31/03
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               994,793  $ 11,413,798   2,388,290  $ 27,234,695
  Class B                                               113,622     1,310,445     520,124     5,932,156
  Class C                                               237,435     2,706,463     619,754     7,076,225
  Class R                                                51,563       589,453     358,046     4,070,536
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               301,796     3,448,581     625,025     7,115,671
  Class B                                                17,558       200,365      30,778       350,186
  Class C                                                33,722       384,880      69,847       794,388
  Class R                                               224,391     2,561,696     454,082     5,165,435
--------------------------------------------------------------------------------------------------------
                                                      1,974,880    22,615,681   5,065,946    57,739,292
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (2,210,145)  (25,130,354) (4,260,086)  (48,660,023)
  Class B                                              (154,432)   (1,750,942)   (176,004)   (1,989,404)
  Class C                                              (501,404)   (5,730,559)   (388,410)   (4,420,801)
  Class R                                              (681,114)   (7,753,624)   (955,771)  (10,892,586)
--------------------------------------------------------------------------------------------------------
                                                     (3,547,095)  (40,365,479) (5,780,271)  (65,962,814)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                              (1,572,215) $(17,749,798)   (714,325) $ (8,223,522)
--------------------------------------------------------------------------------------------------------

                                                                       Wisconsin
                                                     --------------------------------------------
                                                        Six Months Ended          Year Ended
                                                            11/30/03               5/31/03
                                                     ---------------------  ---------------------
                                                        Shares       Amount    Shares       Amount
--------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             235,083  $ 2,463,388   478,781  $ 4,961,350
  Class B                                              26,768      282,402    73,841      769,287
  Class C                                              66,592      696,905   156,529    1,621,327
  Class R                                                 188        2,045     6,385       66,071
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                              49,454      512,540   101,556    1,048,681
  Class B                                               5,186       53,990    11,032      114,246
  Class C                                               5,210       54,069     8,551       88,556
  Class R                                                 377        3,924       536        5,562
--------------------------------------------------------------------------------------------------
                                                      388,858    4,069,263   837,211    8,675,080
--------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (533,194)  (5,525,457) (559,306)  (5,764,985)
  Class B                                            (131,781)  (1,354,104)  (39,206)    (401,473)
  Class C                                             (42,403)    (437,418)  (62,106)    (642,225)
  Class R                                                  --           --        --           --
--------------------------------------------------------------------------------------------------
                                                     (707,378)  (7,316,979) (660,618)  (6,808,683)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                              (318,520) $(3,247,716)  176,593  $ 1,866,397
--------------------------------------------------------------------------------------------------


----
57

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended November 30, 2003, were as follows:

                Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
---------------------------------------------------------------------------------
Purchases   $9,371,490 $56,331,857 $ 5,146,280 $21,405,545 $19,481,177 $1,749,533
Sales and
 maturities  8,445,104  52,477,258  12,614,031  16,310,157  36,175,210  3,866,371
---------------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2003, the cost of investments were as follows:

                          Kansas     Kentucky     Michigan     Missouri         Ohio   Wisconsin
------------------------------------------------------------------------------------------------
Cost of investments $128,423,031 $459,562,646 $247,965,546 $253,468,845 $541,821,356 $44,622,136
------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2003, were as follows:

                                                 Kansas      Kentucky       Michigan             Missouri          Ohio
------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                              $7,880,241   $28,208,833    $21,696,144          $14,531,328   $43,547,521
  Depreciation                                (867,577)   (2,166,743)    (4,262,456)          (1,827,336)   (2,606,674)
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments  $7,012,664   $26,042,090    $17,433,688          $12,703,992   $40,940,847
------------------------------------------------------------------------------------------------------------------------

                                             Wisconsin
------------------------------------------------------
Gross unrealized:
  Appreciation                             $3,217,410
  Depreciation                               (319,522)
------------------------------------------------------
Net unrealized appreciation of investments $2,897,888
------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at May 31, 2003, the Funds' last fiscal year end, were as follows:

                                            Kansas   Kentucky   Michigan Missouri       Ohio Wisconsin
------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income       $398,280 $1,878,557 $  924,463 $596,029 $2,216,357  $183,133
Undistributed net ordinary income*              --     66,683     78,164      214      6,673     1,079
Undistributed net long-term capital gains       --  1,687,447  2,769,039       --         --        --
------------------------------------------------------------------------------------------------------

*Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

2003                                                 Kansas    Kentucky    Michigan    Missouri        Ohio  Wisconsin
----------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income         $5,966,173 $22,742,904 $13,042,876 $11,944,635 $28,473,859 $2,099,102
Distributions from net ordinary income*                  --          --      16,718          --          --         --
Distributions from net long-term capital gains           --     335,583     155,242          --          --         --
----------------------------------------------------------------------------------------------------------------------

*Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                         Kansas   Missouri       Ohio Wisconsin
                -----------------------------------------------
                2008 $  671,721 $  739,077 $       --  $ 19,279
                2009    424,368    691,893  1,144,274   649,372
                2010         --    204,566  2,454,590        --
                -----------------------------------------------
                     $1,096,089 $1,635,536 $3,598,864  $668,651
                -----------------------------------------------

Wisconsin elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. Wisconsin treated $224,981 of post-October losses as having arisen on the first day of the current fiscal year.


----
58

Notes to Financial Statements (Unaudited) (continued)

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Ohio in order to limit total expenses to .75% of the average daily net assets, excluding any 12b-1 fees applicable to Class A, B and C Shares. The Adviser may also voluntarily agree to reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

During the six months ended November 30, 2003, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                             Kansas Kentucky Michigan Missouri     Ohio Wisconsin
---------------------------------------------------------------------------------
Sales charges collected    $112,850 $524,372 $121,254 $210,161 $226,171   $65,900
Paid to authorized dealers   97,218  457,878  108,568  183,024  199,607    57,132
---------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                         Kansas Kentucky Michigan Missouri    Ohio Wisconsin
    ------------------------------------------------------------------------
    Commission advances $61,024 $132,778  $73,165  $59,941 $78,388   $18,488
    ------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2003, the Distributor retained such 12b-1 fees as follows:

                        Kansas Kentucky Michigan Missouri     Ohio Wisconsin
   -------------------------------------------------------------------------
   12b-1 fees retained $78,787 $115,821  $71,343  $60,271 $133,013   $26,428
   -------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2003, as follows:

                      Kansas Kentucky Michigan Missouri    Ohio Wisconsin
       ------------------------------------------------------------------
       CDSC retained $19,196  $28,052  $12,802  $30,854 $31,431   $36,368
       ------------------------------------------------------------------


----
59

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 29, 2003, to shareholders of record on December 9, 2003, as follows:

                    Kansas Kentucky Michigan Missouri   Ohio Wisconsin
         -------------------------------------------------------------
         Dividend
          per
          share:
          Class A   $.0375   $.0425   $.0455   $.0400 $.0450    $.0360
          Class B    .0310    .0355    .0380    .0330  .0380     .0300
          Class C    .0330    .0375    .0400    .0350  .0400     .0315
          Class R    .0395    .0440    .0475    .0415  .0470     .0380
         -------------------------------------------------------------

The following Funds also declared capital gain and net ordinary income distributions, which were paid on December 3, 2003, to shareholders of record on December 1, 2003, as follows:

                              Kentucky Michigan   Ohio Wisconsin
                ------------------------------------------------
                Capital
                 gain
                 distribution
                 per share      $.0381   $.1224 $   --    $   --
                Net
                 ordinary
                 income
                 distribution
                 per
                 share*          .0015    .0035  .0002     .0003
                ------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.


----
60

Notes to Financial Statements (Unaudited) (continued)

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                              Investment Operations       Less Distributions
                                           ---------------------------  ----------------------                     --------


KANSAS


                                                            Net
                                                      Realized/
                                                     Unrealized
                                 Beginning       Net    Invest-             Net                 Ending               Ending
                                       Net   Invest-       ment         Invest-                    Net                  Net
                                     Asset      ment       Gain            ment  Capital         Asset     Total     Assets
Year Ended May 31,                   Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)      (000)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Class A (1/92)
 2004(e)                            $10.77      $.23      $(.32) $(.09)   $(.24)     $-- $(.24) $10.44      (.85)% $ 97,975
 2003                                10.25       .48        .52   1.00     (.48)      --  (.48)  10.77     10.03    102,938
 2002                                10.16       .50        .10    .60     (.51)      --  (.51)  10.25      6.06     96,411
 2001                                 9.54       .51        .62   1.13     (.51)      --  (.51)  10.16     12.02     91,062
 2000                                10.49       .50       (.96)  (.46)    (.49)      --  (.49)   9.54     (4.38)    86,460
 1999                                10.60       .51       (.11)   .40     (.51)      --  (.51)  10.49      3.81    113,140
Class B (2/97)
 2004(e)                             10.69       .19       (.31)  (.12)    (.20)      --  (.20)  10.37     (1.14)    12,044
 2003                                10.18       .40        .52    .92     (.41)      --  (.41)  10.69      9.18     12,797
 2002                                10.09       .42        .11    .53     (.44)      --  (.44)  10.18      5.30     10,210
 2001                                 9.48       .44        .61   1.05     (.44)      --  (.44)  10.09     11.17      6,851
 2000                                10.43       .42       (.95)  (.53)    (.42)      --  (.42)   9.48     (5.14)     5,361
 1999                                10.54       .43       (.11)   .32     (.43)      --  (.43)  10.43      3.07      6,497
Class C (2/97)
 2004(e)                             10.78       .20       (.31)  (.11)    (.21)      --  (.21)  10.46     (1.01)    26,234
 2003                                10.27       .42        .52    .94     (.43)      --  (.43)  10.78      9.35     25,049
 2002                                10.17       .44        .12    .56     (.46)      --  (.46)  10.27      5.60     16,943
 2001                                 9.56       .46        .61   1.07     (.46)      --  (.46)  10.17     11.29      6,359
 2000                                10.51       .45       (.96)  (.51)    (.44)      --  (.44)   9.56     (4.89)     5,633
 1999                                10.63       .45       (.11)   .34     (.46)      --  (.46)  10.51      3.18      6,171
Class R (2/97)
 2004(e)                             10.82       .24       (.32)  (.08)    (.25)      --  (.25)  10.49      (.73)     1,129
 2003                                10.30       .50        .53   1.03     (.51)      --  (.51)  10.82     10.23      1,310
 2002                                10.20       .53        .11    .64     (.54)      --  (.54)  10.30      6.38      1,475
 2001                                 9.59       .54        .60   1.14     (.53)      --  (.53)  10.20     12.12      1,967
 2000                                10.55       .52       (.96)  (.44)    (.52)      --  (.52)   9.59     (4.22)     1,360
 1999                                10.66       .54       (.11)   .43     (.54)      --  (.54)  10.55      4.06        679
----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                      Ratios/Supplemental Data
                                 -------------------------------------------------------------------------
                                    Before Credit/           After            After Credit/
                                    Reimbursement       Reimbursement(c)     Reimbursement(d)
KANSAS                           ------------------   ------------------   ------------------
                                              Ratio                Ratio                Ratio
                                             of Net               of Net               of Net
                                            Invest-              Invest-              Invest-
                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                 Expenses    Income   Expenses    Income   Expenses    Income
                                       to        to         to        to         to        to
                                  Average   Average    Average   Average    Average   Average   Portfolio
                                      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                 Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Class A (1/92)
 2004(e)                              .88%*    4.40%*      .88%*    4.40%*      .87%*    4.41%*         6%
 2003                                 .88      4.57        .88      4.57        .87      4.58          12
 2002                                 .90      4.90        .90      4.90        .89      4.91          17
 2001                                 .90      5.13        .90      5.13        .89      5.14          18
 2000                                1.01      5.04       1.01      5.05       1.00      5.06          54
 1999                                 .90      4.63        .76      4.78        .75      4.78          27
Class B (2/97)
 2004(e)                             1.62*     3.65*      1.62*     3.65*      1.62*     3.66*          6
 2003                                1.63      3.81       1.63      3.81       1.62      3.82          12
 2002                                1.65      4.13       1.65      4.13       1.64      4.15          17
 2001                                1.65      4.38       1.65      4.38       1.64      4.39          18
 2000                                1.77      4.31       1.77      4.31       1.76      4.32          54
 1999                                1.65      3.89       1.51      4.03       1.51      4.03          27
Class C (2/97)
 2004(e)                             1.43*     3.85*      1.43*     3.85*      1.42*     3.86*          6
 2003                                1.43      4.01       1.43      4.01       1.42      4.02          12
 2002                                1.44      4.31       1.44      4.31       1.43      4.32          17
 2001                                1.45      4.58       1.45      4.58       1.44      4.59          18
 2000                                1.57      4.51       1.56      4.51       1.56      4.52          54
 1999                                1.45      4.10       1.32      4.23       1.32      4.23          27
Class R (2/97)
 2004(e)                              .68*     4.60*       .68*     4.60*       .67*     4.61*          6
 2003                                 .68      4.77        .68      4.77        .67      4.78          12
 2002                                 .70      5.12        .70      5.12        .69      5.13          17
 2001                                 .69      5.33        .69      5.33        .68      5.34          18
 2000                                 .85      5.32        .85      5.32        .84      5.33          54
 1999                                 .70      4.87        .59      4.97        .59      4.97          27
----------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.



                                See accompanying notes to financial statements.

----
61

Selected data for a share outstanding throughout each

Class (Commencement Date)
                                              Investment Operations        Less Distributions
                                           ---------------------------  -----------------------                    ---------


KENTUCKY


                                                            Net
                                                      Realized/
                                                     Unrealized
                                 Beginning       Net    Invest-             Net                  Ending               Ending
                                       Net   Invest-       ment         Invest-                     Net                  Net
                                     Asset      ment       Gain            ment  Capital          Asset     Total     Assets
Year Ended May 31,                   Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)      (000)
-----------------------------------------------------------------------------------------------------------------------------
Class A (5/87)
 2004(e)                            $11.35      $.26      $(.17) $ .09    $(.27)   $  --  $(.27) $11.17       .88% $ 424,738
 2003                                10.92       .53        .44    .97     (.53)    (.01)  (.54)  11.35      9.03    426,782
 2002                                10.80       .54        .12    .66     (.54)      --   (.54)  10.92      6.22    407,706
 2001                                10.30       .55        .50   1.05     (.55)      --   (.55)  10.80     10.40    403,793
 2000                                11.22       .55       (.92)  (.37)    (.55)      --   (.55)  10.30     (3.27)   394,048
 1999                                11.39       .56       (.15)   .41     (.56)    (.02)  (.58)  11.22      3.66    467,127
Class B (2/97)
 2004(e)                             11.35       .22       (.17)   .05     (.22)      --   (.22)  11.18       .59     21,585
 2003                                10.92       .45        .44    .89     (.45)    (.01)  (.46)  11.35      8.21     21,206
 2002                                10.80       .46        .12    .58     (.46)      --   (.46)  10.92      5.42     16,808
 2001                                10.30       .47        .51    .98     (.48)      --   (.48)  10.80      9.60     12,977
 2000                                11.22       .47       (.92)  (.45)    (.47)      --   (.47)  10.30     (3.99)    10,148
 1999                                11.39       .48       (.15)   .33     (.48)    (.02)  (.50)  11.22      2.90      9,923
Class C (10/93)
 2004(e)                             11.34       .23       (.17)   .06     (.24)      --   (.24)  11.16       .61     47,649
 2003                                10.91       .47        .44    .91     (.47)    (.01)  (.48)  11.34      8.45     50,194
 2002                                10.79       .48        .12    .60     (.48)      --   (.48)  10.91      5.64     40,746
 2001                                10.29       .49        .50    .99     (.49)      --   (.49)  10.79      9.80     35,770
 2000                                11.21       .50       (.93)  (.43)    (.49)      --   (.49)  10.29     (3.82)    31,078
 1999                                11.38       .50       (.15)   .35     (.50)    (.02)  (.52)  11.21      3.12     37,246
Class R (2/97)
 2004(e)                             11.33       .27       (.17)   .10     (.27)      --   (.27)  11.16      1.06      1,181
 2003                                10.90       .55        .44    .99     (.55)    (.01)  (.56)  11.33      9.23      1,172
 2002                                10.78       .57        .11    .68     (.56)      --   (.56)  10.90      6.40        983
 2001                                10.27       .57        .51   1.08     (.57)      --   (.57)  10.78     10.72        889
 2000                                11.20       .57       (.93)  (.36)    (.57)      --   (.57)  10.27     (3.18)       842
 1999                                11.37       .58       (.15)   .43     (.58)    (.02)  (.60)  11.20      3.89        839
-----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                     Ratios/Supplemental Data
                                 -------------------------------------------------------------------------
                                              Before Credit/           After            After Credit/
                                              Reimbursement       Reimbursement(c)     Reimbursement(d)
KENTUCKY                                   ------------------   ------------------   ------------------
                                              Ratio                Ratio                Ratio
                                             of Net               of Net               of Net
                                            Invest-              Invest-              Invest-
                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                 Expenses    Income   Expenses    Income   Expenses    Income
                                       to        to         to        to         to        to
                                  Average   Average    Average   Average    Average   Average   Portfolio
                                      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                 Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------
Class A (5/87)
 2004(e)                              .83%*    4.64%*      .83%*    4.64%*      .83%*    4.64%*        11%
 2003                                 .84      4.79        .84      4.79        .83      4.79          14
 2002                                 .85      4.99        .85      4.99        .84      5.00          14
 2001                                 .87      5.11        .87      5.11        .85      5.13          14
 2000                                 .96      5.23        .96      5.23        .96      5.23           7
 1999                                 .84      4.88        .82      4.90        .82      4.90          10
Class B (2/97)
 2004(e)                             1.58*     3.89*      1.58*     3.89*      1.58*     3.89*         11
 2003                                1.59      4.04       1.59      4.04       1.58      4.04          14
 2002                                1.59      4.24       1.59      4.24       1.58      4.25          14
 2001                                1.62      4.36       1.62      4.36       1.60      4.38          14
 2000                                1.72      4.48       1.72      4.48       1.72      4.48           7
 1999                                1.59      4.13       1.57      4.15       1.56      4.16          10
Class C (10/93)
 2004(e)                             1.38*     4.09*      1.38*     4.09*      1.38*     4.09*         11
 2003                                1.39      4.24       1.39      4.24       1.38      4.24          14
 2002                                1.40      4.44       1.40      4.44       1.39      4.45          14
 2001                                1.42      4.56       1.42      4.56       1.40      4.58          14
 2000                                1.51      4.68       1.51      4.68       1.51      4.68           7
 1999                                1.39      4.33       1.37      4.36       1.37      4.36          10
Class R (2/97)
 2004(e)                              .63*     4.84*       .63*     4.84*       .63*     4.84*         11
 2003                                 .64      4.99        .64      4.99        .63      4.99          14
 2002                                 .65      5.19        .65      5.19        .64      5.20          14
 2001                                 .67      5.31        .67      5.31        .65      5.33          14
 2000                                 .77      5.43        .77      5.43        .77      5.43           7
 1999                                 .64      5.08        .62      5.10        .62      5.11          10
----------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.


                                See accompanying notes to financial statements.

----
62


Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                              Investment Operations        Less Distributions
                                           ---------------------------  -----------------------                     --------


MICHIGAN


                                                            Net
                                                      Realized/
                                                     Unrealized
                                 Beginning       Net    Invest-             Net                  Ending               Ending
                                       Net   Invest-       ment         Invest-                     Net                  Net
                                     Asset      ment       Gain            ment  Capital          Asset     Total     Assets
Year Ended May 31,                   Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)      (000)
-----------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2004(e)                            $12.16      $.28     $ (.33) $(.05)   $(.28)   $  --  $(.28) $11.83      (.39)% $191,933
 2003                                11.55       .55        .63   1.18     (.56)    (.01)  (.57)  12.16     10.40    204,652
 2002                                11.39       .56        .20    .76     (.57)    (.03)  (.60)  11.55      6.70    205,808
 2001                                10.75       .58        .63   1.21     (.57)      --   (.57)  11.39     11.45    211,992
 2000                                11.83       .58      (1.03)  (.45)    (.58)    (.05)  (.63)  10.75     (3.80)   208,290
 1999                                12.07       .60       (.18)   .42     (.60)    (.06)  (.66)  11.83      3.45    260,396
Class B (2/97)
 2004(e)                             12.18       .23       (.33)  (.10)    (.23)      --   (.23)  11.85      (.77)    10,932
 2003                                11.57       .46        .63   1.09     (.47)    (.01)  (.48)  12.18      9.56     11,179
 2002                                11.41       .48        .19    .67     (.48)    (.03)  (.51)  11.57      5.88      9,214
 2001                                10.77       .50        .63   1.13     (.49)      --   (.49)  11.41     10.61      8,642
 2000                                11.85       .50      (1.03)  (.53)    (.50)    (.05)  (.55)  10.77     (4.52)     7,741
 1999                                12.09       .51       (.18)   .33     (.51)    (.06)  (.57)  11.85      2.69      7,733
Class C (6/93)
 2004(e)                             12.14       .24       (.32)  (.08)    (.25)      --   (.25)  11.81      (.67)    40,394
 2003                                11.54       .49        .61   1.10     (.49)    (.01)  (.50)  12.14      9.71     43,693
 2002                                11.38       .50        .19    .69     (.50)    (.03)  (.53)  11.54      6.11     38,763
 2001                                10.74       .52        .63   1.15     (.51)      --   (.51)  11.38     10.84     36,123
 2000                                11.82       .52      (1.03)  (.51)    (.52)    (.05)  (.57)  10.74     (4.35)    35,678
 1999                                12.06       .53       (.18)   .35     (.53)    (.06)  (.59)  11.82      2.90     48,946
Class R (2/97)
 2004(e)                             12.16       .29       (.33)  (.04)    (.29)      --   (.29)  11.83      (.29)    24,054
 2003                                11.56       .58        .61   1.19     (.58)    (.01)  (.59)  12.16     10.53     24,951
 2002                                11.39       .59        .20    .79     (.59)    (.03)  (.62)  11.56      6.99     23,643
 2001                                10.75       .60        .63   1.23     (.59)      --   (.59)  11.39     11.63     22,799
 2000                                11.83       .60      (1.03)  (.43)    (.60)    (.05)  (.65)  10.75     (3.62)    22,035
 1999                                12.07       .62       (.18)   .44     (.62)    (.06)  (.68)  11.83      3.66     26,310
-----------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                      Ratios/Supplemental Data
                                 -------------------------------------------------------------------------
                                    Before Credit/           After            After Credit/
                                    Reimbursement       Reimbursement(c)     Reimbursement(d)
MICHIGAN                         ------------------   ------------------   ------------------
                                              Ratio                Ratio                Ratio
                                             of Net               of Net               of Net
                                            Invest-              Invest-              Invest-
                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                 Expenses    Income   Expenses    Income   Expenses    Income
                                       to        to         to        to         to        to
                                  Average   Average    Average   Average    Average   Average   Portfolio
                                      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                 Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------
Class A (6/85)
 2004(e)                              .87%*    4.65%*      .87%*    4.65%*      .87%*    4.66%*         2%
 2003                                 .86      4.67        .86      4.67        .86      4.67          10
 2002                                 .87      4.86        .87      4.86        .87      4.86          19
 2001                                 .87      5.15        .87      5.15        .86      5.16          11
 2000                                 .97      5.22        .97      5.22        .96      5.22          28
 1999                                 .84      4.94        .84      4.94        .84      4.94          18
Class B (2/97)
 2004(e)                             1.62*     3.91*      1.62*     3.91*      1.62*     3.91*          2
 2003                                1.61      3.91       1.61      3.91       1.61      3.92          10
 2002                                1.62      4.11       1.62      4.11       1.62      4.11          19
 2001                                1.62      4.40       1.62      4.40       1.61      4.41          11
 2000                                1.73      4.48       1.73      4.48       1.72      4.49          28
 1999                                1.60      4.20       1.60      4.20       1.60      4.20          18
Class C (6/93)
 2004(e)                             1.42*     4.10*      1.42*     4.10*      1.42*     4.11*          2
 2003                                1.41      4.12       1.41      4.12       1.41      4.12          10
 2002                                1.42      4.31       1.42      4.31       1.42      4.31          19
 2001                                1.42      4.60       1.42      4.60       1.41      4.61          11
 2000                                1.51      4.66       1.51      4.66       1.50      4.67          28
 1999                                1.39      4.39       1.39      4.39       1.39      4.39          18
Class R (2/97)
 2004(e)                              .67*     4.85*       .67*     4.85*       .67*     4.86*          2
 2003                                 .66      4.87        .66      4.87        .66      4.87          10
 2002                                 .67      5.06        .67      5.06        .67      5.06          19
 2001                                 .67      5.35        .67      5.35        .66      5.36          11
 2000                                 .77      5.42        .77      5.42        .76      5.43          28
 1999                                 .64      5.14        .64      5.14        .64      5.14          18
----------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.


                                See accompanying notes to financial statements.

----
63

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


MISSOURI


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (8/87)
 2004(e)                                   $11.30      $.25      $(.25) $  --    $(.25)   $  --  $(.25) $11.05       .02%
 2003                                       10.81       .51        .51   1.02     (.53)      --   (.53)  11.30      9.63
 2002                                       10.71       .54        .11    .65     (.55)      --   (.55)  10.81      6.20
 2001                                       10.18       .56        .53   1.09     (.56)      --   (.56)  10.71     10.93
 2000                                       11.12       .55       (.93)  (.38)    (.55)    (.01)  (.56)  10.18     (3.47)
 1999                                       11.23       .55       (.11)   .44     (.55)      --   (.55)  11.12      3.95
Class B (2/97)
 2004(e)                                    11.30       .21       (.25)  (.04)    (.21)      --   (.21)  11.05      (.36)
 2003                                       10.81       .43        .50    .93     (.44)      --   (.44)  11.30      8.80
 2002                                       10.71       .46        .11    .57     (.47)      --   (.47)  10.81      5.38
 2001                                       10.18       .48        .53   1.01     (.48)      --   (.48)  10.71     10.10
 2000                                       11.11       .47       (.93)  (.46)    (.46)    (.01)  (.47)  10.18     (4.13)
 1999                                       11.23       .47       (.12)   .35     (.47)      --   (.47)  11.11      3.09
Class C (2/94)
 2004(e)                                    11.29       .22       (.25)  (.03)    (.22)      --   (.22)  11.04      (.26)
 2003                                       10.81       .45        .49    .94     (.46)      --   (.46)  11.29      8.93
 2002                                       10.70       .48        .12    .60     (.49)      --   (.49)  10.81      5.72
 2001                                       10.17       .50        .53   1.03     (.50)      --   (.50)  10.70     10.31
 2000                                       11.11       .49       (.93)  (.44)    (.49)    (.01)  (.50)  10.17     (4.03)
 1999                                       11.23       .49       (.12)   .37     (.49)      --   (.49)  11.11      3.31
Class R (2/97)
 2004(e)                                    11.31       .26       (.25)   .01     (.26)      --   (.26)  11.06       .10
 2003                                       10.82       .53        .50   1.03     (.54)      --   (.54)  11.31      9.80
 2002                                       10.71       .57        .11    .68     (.57)      --   (.57)  10.82      6.47
 2001                                       10.18       .58        .53   1.11     (.58)      --   (.58)  10.71     11.11
 2000                                       11.12       .57       (.93)  (.36)    (.57)    (.01)  (.58)  10.18     (3.29)
 1999                                       11.23       .58       (.12)   .46     (.57)      --   (.57)  11.12      4.17
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                     Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------------
                                                              Before Credit/           After            After Credit/
                                                              Reimbursement       Reimbursement(c)     Reimbursement(d)
MISSOURI                                                   ------------------   ------------------   ------------------
                                                              Ratio                Ratio                Ratio
                                                             of Net               of Net               of Net
                                                            Invest-              Invest-              Invest-
                                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                 Expenses    Income   Expenses    Income   Expenses    Income
                                          Ending       to        to         to        to         to        to
                                             Net  Average   Average    Average   Average    Average   Average   Portfolio
                                          Assets      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                         (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (8/87)
 2004(e)                                $232,024      .86%*    4.49%*      .86%*    4.49%*      .85%*    4.50%*         6%
 2003                                    233,996      .86      4.65        .86      4.65        .85      4.66          14
 2002                                    207,890      .87      5.02        .87      5.02        .86      5.03          13
 2001                                    202,698      .87      5.31        .87      5.31        .87      5.31          13
 2000                                    194,271      .96      5.25        .96      5.25        .95      5.26          21
 1999                                    238,498      .86      4.87        .86      4.87        .86      4.87          12
Class B (2/97)
 2004(e)                                  11,320     1.60*     3.74*      1.60*     3.74*      1.60*     3.75*          6
 2003                                     11,912     1.61      3.90       1.61      3.90       1.60      3.91          14
 2002                                      9,091     1.62      4.27       1.62      4.27       1.61      4.27          13
 2001                                      6,991     1.62      4.55       1.62      4.55       1.61      4.56          13
 2000                                      5,165     1.71      4.51       1.71      4.51       1.70      4.52          21
 1999                                      5,286     1.61      4.12       1.61      4.13       1.61      4.13          12
Class C (2/94)
 2004(e)                                  23,208     1.40*     3.95*      1.40*     3.95*      1.40*     3.95*          6
 2003                                     23,336     1.41      4.10       1.41      4.10       1.40      4.11          14
 2002                                     20,076     1.41      4.46       1.41      4.46       1.41      4.47          13
 2001                                     12,589     1.42      4.76       1.42      4.76       1.42      4.76          13
 2000                                     10,229     1.50      4.69       1.50      4.69       1.49      4.70          21
 1999                                     13,444     1.41      4.32       1.41      4.32       1.41      4.32          12
Class R (2/97)
 2004(e)                                     523      .66*     4.69*       .66*     4.69*       .65*     4.70*          6
 2003                                        534      .66      4.86        .66      4.86        .65      4.86          14
 2002                                        507      .67      5.22        .67      5.22        .66      5.23          13
 2001                                        470      .67      5.51        .67      5.51        .67      5.51          13
 2000                                        442      .77      5.47        .77      5.47        .76      5.48          21
 1999                                        393      .66      5.07        .65      5.08        .65      5.08          12
--------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.



                                See accompanying notes to financial statements.

----
64

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


OHIO


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
Year Ended                                  Asset      ment       Gain            ment  Capital          Asset     Total
May 31,                                     Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2004(e)                                   $11.78      $.27      $(.27) $  --    $(.27)   $  --  $(.27) $11.51       .05%
 2003                                       11.16       .54        .62   1.16     (.54)      --   (.54)  11.78     10.65
 2002                                       11.10       .55        .06    .61     (.55)      --   (.55)  11.16      5.57
 2001                                       10.62       .57        .48   1.05     (.57)      --   (.57)  11.10     10.05
 2000                                       11.57       .57       (.93)  (.36)    (.57)    (.02)  (.59)  10.62     (3.18)
 1999                                       11.74       .58       (.13)   .45     (.58)    (.04)  (.62)  11.57      3.92
Class B (2/97)
 2004(e)                                    11.77       .23       (.27)  (.04)    (.23)      --   (.23)  11.50      (.32)
 2003                                       11.15       .45        .63   1.08     (.46)      --   (.46)  11.77      9.85
 2002                                       11.09       .47        .05    .52     (.46)      --   (.46)  11.15      4.79
 2001                                       10.62       .48        .48    .96     (.49)      --   (.49)  11.09      9.16
 2000                                       11.56       .49       (.93)  (.44)    (.48)    (.02)  (.50)  10.62     (3.82)
 1999                                       11.73       .49       (.12)   .37     (.50)    (.04)  (.54)  11.56      3.18
Class C (8/93)
 2004(e)                                    11.76       .24       (.27)  (.03)    (.24)      --   (.24)  11.49      (.21)
 2003                                       11.15       .47        .62   1.09     (.48)      --   (.48)  11.76      9.99
 2002                                       11.09       .49        .06    .55     (.49)      --   (.49)  11.15      5.01
 2001                                       10.61       .51        .48    .99     (.51)      --   (.51)  11.09      9.46
 2000                                       11.56       .51       (.93)  (.42)    (.51)    (.02)  (.53)  10.61     (3.71)
 1999                                       11.73       .52       (.13)   .39     (.52)    (.04)  (.56)  11.56      3.39
Class R (2/97)
 2004(e)                                    11.77       .28       (.27)   .01     (.28)      --   (.28)  11.50       .15
 2003                                       11.15       .56        .62   1.18     (.56)      --   (.56)  11.77     10.89
 2002                                       11.09       .57        .06    .63     (.57)      --   (.57)  11.15      5.80
 2001                                       10.62       .59        .48   1.07     (.60)      --   (.60)  11.09     10.19
 2000                                       11.57       .60       (.94)  (.34)    (.59)    (.02)  (.61)  10.62     (2.97)
 1999                                       11.73       .60       (.12)   .48     (.60)    (.04)  (.64)  11.57      4.22
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                     Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------------
                                                    Before Credit/           After            After Credit/
                                                    Reimbursement       Reimbursement(c)     Reimbursement(d)
OHIO                                             ------------------   ------------------   ------------------
                                                              Ratio                Ratio                Ratio
                                                             of Net               of Net               of Net
                                                            Invest-              Invest-              Invest-
                                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                                 Expenses    Income   Expenses    Income   Expenses    Income
                                          Ending       to        to         to        to         to        to
                                             Net  Average   Average    Average   Average    Average   Average   Portfolio
Year Ended                                Assets      Net       Net        Net       Net        Net       Net    Turnover
May 31,                                    (000)   Assets    Assets     Assets    Assets     Assets    Assets        Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (6/85)
 2004(e)                                $366,283      .86%*    4.68%*      .86%*    4.68%*      .86%*    4.69%*         3%
 2003                                    385,619      .87      4.69        .87      4.69        .87      4.69          12
 2002                                    379,342      .86      4.93        .86      4.93        .86      4.93          21
 2001                                    385,226      .86      5.13        .86      5.13        .85      5.13          12
 2000                                    389,898      .90      5.25        .90      5.25        .89      5.25          11
 1999                                    471,075      .85      4.94        .85      4.94        .85      4.94          11
Class B (2/97)
 2004(e)                                  27,168     1.61*     3.94*      1.61*     3.94*      1.60*     3.94*          3
 2003                                     28,080     1.62      3.94       1.62      3.94       1.61      3.94          12
 2002                                     22,433     1.61      4.17       1.61      4.17       1.61      4.18          21
 2001                                     19,846     1.61      4.37       1.61      4.37       1.60      4.37          12
 2000                                     14,970     1.65      4.51       1.65      4.51       1.64      4.52          11
 1999                                     14,494     1.61      4.20       1.61      4.20       1.61      4.20          11
Class C (8/93)
 2004(e)                                  47,179     1.41*     4.14*      1.41*     4.14*      1.40*     4.14*          3
 2003                                     50,999     1.42      4.14       1.42      4.14       1.41      4.14          12
 2002                                     44,984     1.41      4.37       1.41      4.37       1.41      4.38          21
 2001                                     41,396     1.41      4.57       1.41      4.57       1.40      4.58          12
 2000                                     41,220     1.45      4.69       1.45      4.69       1.44      4.70          11
 1999                                     50,889     1.40      4.39       1.40      4.39       1.40      4.39          11
Class R (2/97)
 2004(e)                                 146,570      .66*     4.88*       .66*     4.88*       .66*     4.88*          3
 2003                                    154,781      .67      4.89        .67      4.89        .67      4.89          12
 2002                                    148,302      .66      5.12        .66      5.12        .66      5.13          21
 2001                                    146,678      .66      5.32        .66      5.32        .65      5.33          12
 2000                                    142,031      .70      5.45        .70      5.45        .69      5.46          11
 1999                                    161,491      .65      5.14        .65      5.14        .65      5.14          11
--------------------------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.



                                See accompanying notes to financial statements.

----
65

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
                                              Investment Operations       Less Distributions
                                           ---------------------------  ----------------------                    -------


WISCONSIN


                                                            Net
                                                      Realized/
                                                     Unrealized
                                 Beginning       Net    Invest-             Net                 Ending             Ending
                                       Net   Invest-       ment         Invest-                    Net                Net
                                     Asset      ment       Gain            ment  Capital         Asset     Total   Assets
Year Ended May 31,                   Value Income(a)     (Loss)   Total  Income    Gains  Total  Value Return(b)    (000)
--------------------------------------------------------------------------------------------------------------------------
Class A (6/94)
 2004(e)                            $10.62      $.21      $(.20) $ .01    $(.22)  $  --  $(.22) $10.41       .04% $38,928
 2003                                10.14       .43        .49    .92     (.44)     --   (.44)  10.62      9.41   42,360
 2002                                 9.97       .44        .17    .61     (.44)     --   (.44)  10.14      6.26   40,199
 2001                                 9.24       .45        .72   1.17     (.44)     --   (.44)   9.97     12.84   30,944
 2000                                10.20       .44       (.95)  (.51)    (.44)   (.01)  (.45)   9.24     (5.04)  30,146
 1999                                10.28       .47       (.08)   .39     (.47)     --   (.47)  10.20      3.83   29,217
Class B (2/97)
 2004(e)                             10.65       .18       (.20)  (.02)    (.19)     --   (.19)  10.44      (.21)   4,798
 2003                                10.17       .36        .49    .85     (.37)     --   (.37)  10.65      8.53    5,960
 2002                                10.00       .37        .17    .54     (.37)     --   (.37)  10.17      5.49    5,224
 2001                                 9.27       .38        .72   1.10     (.37)     --   (.37)  10.00     11.98    4,401
 2000                                10.23       .37       (.95)  (.58)    (.37)   (.01)  (.38)   9.27     (5.75)   3,977
 1999                                10.31       .39       (.08)   .31     (.39)     --   (.39)  10.23      3.05    3,795
Class C (2/97)
 2004(e)                             10.65       .19       (.21)  (.02)    (.19)     --   (.19)  10.44      (.12)   4,754
 2003                                10.16       .38        .50    .88     (.39)     --   (.39)  10.65      8.83    4,536
 2002                                10.00       .39        .16    .55     (.39)     --   (.39)  10.16      5.58    3,282
 2001                                 9.26       .40        .73   1.13     (.39)     --   (.39)  10.00     12.31    5,408
 2000                                10.22       .39       (.95)  (.56)    (.39)   (.01)  (.40)   9.26     (5.56)   4,366
 1999                                10.30       .41       (.07)   .34     (.42)     --   (.42)  10.22      3.29    3,457
Class R (2/97)
 2004(e)                             10.67       .23       (.21)   .02     (.23)     --   (.23)  10.46       .25      178
 2003                                10.18       .46        .50    .96     (.47)     --   (.47)  10.67      9.62      176
 2002                                10.02       .47        .16    .63     (.47)     --   (.47)  10.18      6.36       97
 2001                                 9.28       .47        .73   1.20     (.46)     --   (.46)  10.02     13.10       51
 2000                                10.23       .46       (.94)  (.48)    (.46)   (.01)  (.47)   9.28     (4.73)      45
 1999                                10.31       .49       (.08)   .41     (.49)     --   (.49)  10.23      4.04      107
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                      Ratios/Supplemental Data
                                 -------------------------------------------------------------------------
                                              Before Credit/           After            After Credit/
                                              Reimbursement       Reimbursement(c)     Reimbursement(d)
WISCONSIN                                  ------------------   ------------------   ------------------
                                              Ratio                Ratio                Ratio
                                             of Net               of Net               of Net
                                            Invest-              Invest-              Invest-
                                 Ratio of      ment   Ratio of      ment   Ratio of      ment
                                 Expenses    Income   Expenses    Income   Expenses    Income
                                       to        to         to        to         to        to
                                  Average   Average    Average   Average    Average   Average   Portfolio
                                      Net       Net        Net       Net        Net       Net    Turnover
Year Ended May 31,                 Assets    Assets     Assets    Assets     Assets    Assets        Rate
----------------------------------------------------------------------------------------------------------
Class A (6/94)
 2004(e)                              .92%*    4.11%*      .92%*    4.11%*      .91%*    4.13%*         4%
 2003                                 .93      4.19        .93      4.19        .91      4.20           8
 2002                                 .93      4.39        .93      4.39        .92      4.40          19
 2001                                 .97      4.59        .97      4.59        .95      4.61          16
 2000                                1.14      4.50       1.02      4.62       1.01      4.63          26
 1999                                1.16      4.05        .68      4.53        .68      4.53           9
Class B (2/97)
 2004(e)                             1.67*     3.36*      1.67*     3.36*      1.66*     3.38*          4
 2003                                1.67      3.44       1.67      3.44       1.66      3.45           8
 2002                                1.68      3.65       1.68      3.65       1.67      3.66          19
 2001                                1.72      3.84       1.72      3.84       1.70      3.86          16
 2000                                1.89      3.75       1.76      3.87       1.75      3.88          26
 1999                                1.91      3.30       1.43      3.78       1.43      3.79           9
Class C (2/97)
 2004(e)                             1.47*     3.57*      1.47*     3.57*      1.46*     3.59*          4
 2003                                1.47      3.64       1.47      3.64       1.45      3.65           8
 2002                                1.51      3.85       1.51      3.85       1.49      3.86          19
 2001                                1.52      4.04       1.52      4.04       1.50      4.05          16
 2000                                1.69      3.95       1.57      4.07       1.56      4.08          26
 1999                                1.71      3.51       1.23      3.99       1.23      3.99           9
Class R (2/97)
 2004(e)                              .73*     4.32*       .73*     4.32*       .71*     4.34*          4
 2003                                 .72      4.39        .72      4.39        .70      4.41           8
 2002                                 .73      4.60        .73      4.60        .72      4.62          19
 2001                                 .77      4.79        .77      4.79        .75      4.80          16
 2000                                 .92      4.67        .79      4.81        .78      4.82          26
 1999                                 .96      4.26        .48      4.73        .48      4.74           9
----------------------------------------------------------------------------------------------------------

*  Annualized.
(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.
(e) For the six months ended November 30, 2003.



                                See accompanying notes to financial statements.

----
66

                                     Notes

----
67

                                     Notes

----
68

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel              Transfer Agent and
   Nuveen Advisory Corp. Chapman and Cutler LLP     Shareholder Services
   333 West Wacker Drive Chicago, IL                Boston Financial
   Chicago, IL 60606                                Data Services, Inc.
                         Independent Auditors       Nuveen Investor Services
                         PricewaterhouseCoopers LLP P.O. Box 8530
                         Chicago, IL                Boston, MA 02266-8530
                                                    (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

================================================================================
Proxy Voting Policies and Procedures: A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.
================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
69

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $90 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MSA-MS6-1103D

ITEM 2. CODE OF ETHICS.

Not applicable for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/mf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 or Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date February 4, 2004
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date February 4, 2004
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date February 4, 2004
     ----------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.